UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 36.7%
Consumer Discretionary — 2.4%
Aaron Rents	2,800	$67
Cablevision Systems	37,324	485
Carter’s*	2,540	41
Corinthian Colleges*#	1,300	26
Deckers Outdoor*	780	32
Gap	24,058	260
Gildan Activewear*#	3,790	28
McDonald’s	10,300	538
Monro Muffler	1,700	40
National Presto Industries	300	18
NetFlix*#	2,510	91
NIKE, Cl B#	13,120	545
Penn National Gaming*	3,060	58
Snap-On Tools	1,340	32
Sonic*#	4,420	40
Strayer Education#	610	103
Time Warner#	86,365	659
Tractor Supply*	1,940	61
WMS Industries*#	1,400	25
Wolverine World Wide	3,300	50

		3,199

Consumer Staples — 5.3%
Avon Products	20,100	353
Campbell Soup#	8,243	221
Casey’s General Stores	2,200	44
Chattem*#	1,390	88
Colgate-Palmolive	11,260	678
Corn Products International	1,750	35
Costco Wholesale	10,600	449
Dean Foods*	28,026	573
Diamond Foods	1,800	38
Flowers Foods	2,500	56
General Mills	12,900	677
Kellogg	10,200	397
Kraft Foods	20,564	468
Lorillard	9,855	576
Nash-Finch#	2,000	70
PepsiCo	10,300	496
Pricesmart	3,100	52
Procter & Gamble	7,300	352
Ralcorp Holdings*	300	18
Sara Lee#	55,089	425
Wal-Mart Stores	21,942	1,080

		7,146

Energy — 3.7%
Alon USA Energy#	4,830	53
Anadarko Petroleum#	13,033	455
Apache	6,946	410
ATP Oil & Gas*#	3,190	11
Atwood Oceanics*#	2,940	45
Bolt Technology*	5,600	36
Cal Dive International*#	7,100	36
Chevron	17,544	1,065
ConocoPhillips	14,142	528
Devon Energy	11,100	485
Encore Acquisition*#	2,070	42
EOG Resources	4,135	207
ExxonMobil	16,930	1,150
Foundation Coal Holdings	1,700	27
ION Geophysical*	12,310	13
Oil States International*	2,460	33
Schlumberger	9,000	343
Tidewater#	600	21

		4,960

Financials — 4.7%
Affiliated Managers Group*#	1,930	69
Allstate	12,260	206
Amerisafe*#	2,100	30
AON	15,500	593
Arthur J Gallagher	1,300	21
Bancfirst	1,100	38
BancorpSouth#	1,170	22
Bank of the Ozarks#	2,540	53
Beneficial Mutual Bancorp*#	6,400	58
Berkshire Hills Bancorp	1,300	27
Chubb	5,424	212
Citizens*#	6,100	40
CME Group	2,700	493
CNA Surety*	4,000	58
Community Bank System#	3,200	55
ESSA Bancorp	2,600	31
EZCORP, Cl A*	3,500	36
FirstService*#	9,810	85
FPIC Insurance Group*	900	33
Getty Realty REIT	900	15
Glacier Bancorp#	5,650	87
Goldman Sachs Group	5,625	512
International Bancshares	1,900	19
Invesco	49,901	570
JPMorgan Chase	38,290	875
Knight Capital Group, Cl A*#	5,500	97
Lazard, Cl A#	4,370	106
LTC Properties REIT	2,300	39
Marsh & McLennan	18,136	325
Montpelier Re Holdings#	6,000	76
NASDAQ OMX Group*	19,030	398
Nationwide Health Properties REIT#	2,200	45
NYSE Euronext	8,831	149
Pinnacle Financial Partners*#	3,680	73
Portfolio Recovery Associates*#	3,940	89
Prosperity Bancshares#	1,520	39
PS Business Parks REIT	1,700	58
Travelers	10,555	382
UMB Financial	1,600	61
Urstadt Biddle Properties, Cl A REIT	3,600	44
Valley National Bancorp#	2,750	31
Wells Fargo	12,360	150

		6,400

Healthcare — 5.6%
Abbott Laboratories	11,910	564
Align Technology*#	5,300	36
Allscripts-Misys Healthcare Solutions	7,600	66
Amedisys*#	1,400	46
AmSurg*	3,300	52
Baxter International	8,500	433
Bio-Rad Laboratories, Cl A*	700	39
Bio-Reference Labs*#	4,510	105
Bristol-Myers Squibb	25,181	464
Cardiac Science*	4,400	16
Cephalon*#	5,400	354
Computer Programs & Systems	1,700	45

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Cubist Pharmaceuticals*	960	$14
DENTSPLY International#	10,300	238
Emergent Biosolutions*	3,800	73
Ensign Group	1,100	15
Genentech*	8,250	706
Genzyme*	9,960	607
Gilead Sciences*	7,400	331
Greatbatch*#	1,600	31
Isis Pharmaceuticals*#	2,300	30
Johnson & Johnson	10,700	535
Masimo*#	1,000	25
Matrixx Initiatives*	2,900	51
Merck	27,090	656
Merit Medical Systems*	2,000	22
Neogen*	1,900	40
NuVasive*#	3,210	91
Owens & Minor	1,000	34
Pfizer	72,748	895
Pharmaceutical Product Development	2,340	56
PharMerica*	1,600	27
Techne	1,100	54
Universal American Financial*	5,700	38
Universal Health Services, Cl B	1,100	40
Wyeth	16,295	665
Zimmer Holdings*	3,690	129

		7,623

Industrials — 3.6%
AAR*#	4,750	63
Aceto	6,100	37
AeroVironment*#	2,500	78
Applied Signal Technology	1,500	29
BE Aerospace*	4,980	37
Copart*	840	23
Covanta Holding*	20,900	318
Curtiss-Wright	1,710	45
Danaher#	11,250	571
Esterline Technologies*	3,870	98
Expeditors International Washington	14,800	408
Exponent*	1,800	40
First Solar*#	3,150	333
Gardner Denver*	2,200	42
GATX#	1,800	33
General Electric	46,344	394
Graco#	3,140	53
GrafTech International*	2,410	14
Harsco	880	18
Houston Wire & Cable#	9,120	54
Huron Consulting Group*#	2,140	88
ICF International*#	4,070	98
IDEX	5,270	102
Lockheed Martin	5,850	369
MAS Technology*	4,600	44
McGrath Rentcorp	1,400	22
Michael Baker*	2,000	64
Navigant Consulting*	3,400	44
Regal-Beloit	2,600	75
Shaw Group (The)*	1,630	38
Stanley*	2,200	68
United Parcel Service, Cl B#	8,681	357
United Stationers*	730	16
United Technologies	16,000	653
Watson Wyatt Worldwide, Cl A	1,700	84
Werner Enterprises	2,500	34

		4,844

Information Technology — 6.7%
3PAR*	2,400	16
Adobe Systems*	17,700	296
ANSYS*#	4,640	94
Apple*	5,680	507
Arris Group*	8,600	53
Automatic Data Processing	7,600	260
Benchmark Electronics*	1,600	16
BigBand Networks*	10,100	55
Ciber*	7,800	20
Cisco Systems*	32,890	479
Citrix Systems*	26,904	554
Comtech Telecommunications*	5,000	189
Digital River*	4,850	116
EMC*#	52,470	551
FactSet Research Systems#	2,980	115
FLIR Systems*	3,940	80
Google, Cl A*	2,025	684
Integral Systems*	2,800	26
Intel	44,100	562
Interwoven*	4,500	72
j2 Global Communications*#	6,450	121
McAfee*	10,420	291
Microchip Technology#	21,150	397
Microsoft	41,260	666
Oracle*	36,200	563
OSI Systems*	4,200	66
Paychex#	20,300	448
Perot Systems, Cl A*	6,450	73
QUALCOMM	27,675	925
Rofin-Sinar Technologies*#	2,380	35
Sigma Designs*#	5,800	80
Synaptics*#	2,000	41
Trimble Navigation*	4,900	69
Tyler Technologies*	5,600	76
Viasat*	2,900	53
Yahoo!*#	34,215	453

		9,102

Materials — 1.6%
AK Steel Holding	4,750	29
AptarGroup#	1,940	54
Balchem	6,770	141
E.I. DuPont de Nemours#	11,646	219
Lubrizol	1,320	36
Monsanto	7,400	564
Owens-Illinois*	15,361	237
Praxair	7,570	430
Universal Stainless & Alloy*	3,120	32
Weyerhaeuser	16,903	408

		2,150

Telecommunication Services — 1.6%
American Tower, Cl A*	16,950	493
AT&T	31,017	737
Fairpoint Communications (A)	—	—
NII Holdings*	12,850	165
USA Mobility*	4,900	45

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — continued
Verizon Communications	24,565	$701

		2,141

Utilities — 1.5%
AES*	43,000	271
Avista	3,800	54
Calpine*	37,195	209
Chesapeake Utilities	1,300	34
EQT	15,500	477
Exelon	8,907	421
FPL Group#	7,275	330
Laclede Group	1,400	55
South Jersey Industries	1,100	40
UGI	4,660	112

		2,003

Total Common Stocks (Cost $63,982)		49,568

PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	13,500	11
Freddie Mac	6,900	3

Total Preferred Stocks (Cost $375)		14

FOREIGN COMMON STOCKS — 8.2%
Consumer Discretionary — 1.0%
Compass Group PLC (United Kingdom)	37,470	165
Fielmann AG (Germany)	1,545	90
Hennes & Mauritz, Cl B (Sweden)	1,650	61
Jupiter Telecommunications (Japan)	100	79
Li & Fung (Hong Kong)	26,124	57
Li Ning (Hong Kong)#	38,152	47
LVMH Moet Hennessy Louis Vuitton SA (France)	1,310	74
New Oriental Education & Technology Group, ADR (China)*#	11,250	504
Nitori (Japan)	2,421	128
Raffles Education (Singapore)	324,908	86
Rational AG (Germany)	640	49

		1,340

Consumer Staples — 0.9%
China Yurun Food Group (China)	67,644	80
Diageo PLC, ADR (United Kingdom)#	1,360	63
Hengan International Group (Hong Kong)	16,699	60
Imperial Tobacco Group PLC (United Kingdom)	5,050	121
Koninklijke Ahold (Netherlands)	8,800	98
Nestle SA (Switzerland)	5,910	193
Reckitt Benckiser Group PLC (United Kingdom)	4,413	169
Tesco PLC (United Kingdom)	22,091	105
Wilmar International (Singapore)	86,152	157
Woolworths (Australia)	5,922	98

		1,144

Energy — 1.3%
BG Group PLC (United Kingdom)	15,583	223
BP PLC, ADR (United Kingdom)	10,902	418
China Oilfield Services (China)	116,694	81
Fugro NV (Netherlands)	2,080	54
Petroleo Brasileiro SA, ADR (Brazil)#	14,940	414
TransOcean (Switzerland)*	6,745	403
WorleyParsons (Australia)	9,277	92

		1,685

Financials — 0.3%
China Overseas Land & Investment (Hong Kong)	48,447	63
ICAP PLC (United Kingdom)	11,110	37
IG Group Holdings PLC (United Kingdom)	17,410	66
IRF European Finance Investments (Greece)	31,579	53
Mitsubishi UFJ Financial Group, ADR (Japan)	7,907	35
National Bank of Greece SA (Greece)	2,401	29
Seven Bank (Japan)	24	66
Standard Chartered PLC (United Kingdom)	8,800	83
UBS AG (Switzerland)*	3,800	35

		467

Healthcare — 1.2%
Actelion (Switzerland)*	2,815	133
Cochlear (Australia)	5,000	169
CSL (Australia)	4,597	106
Fisher & Paykel Healthcare (New Zealand)	42,084	70
Grifols SA (Spain)	5,860	92
Icon, ADR (Ireland)*	5,440	112
Lonza Group AG (Switzerland)	901	86
Novo Nordisk A/S, ADR (Denmark)	2,500	122
Qiagen NV (Netherlands)*#	3,760	60
Roche Holdings AG (Switzerland)	2,516	286
Shionogi (Japan)	4,000	65
Synthes (Switzerland)	1,204	140
Teva Pharmaceutical Industries, ADR (Israel)	4,991	223

		1,664

Industrials — 0.7%
ABB, ADR (Switzerland)	34,255	413
Bauer AG (Germany)	1,040	30
Capita Group PLC (United Kingdom)	9,830	93
China High Speed Transmission Equipment Group (China)#	69,300	89
Fanuc (Japan)	774	50
Kurita Water Industries (Japan)	3,699	63
Mitsubishi (Japan)	5,353	67
UTI Worldwide (Virgin Islands (British))	1,500	18
Vestas Wind Systems A/S (Denmark)*	3,302	144
Zhongde Waste Technology AG (Germany)	1,225	17

		984

Information Technology — 1.5%
Amdocs (Guernsey)*	19,170	321
ASML Holding NV (Netherlands)#	27,845	421
Autonomy PLC (United Kingdom)*	8,780	151
HTC (Taiwan)	4,974	54
Kakaku.com (Japan)	19	56
Mellanox Technologies (Israel)*	8,400	69
NetEase.com, ADR (China)*	3,000	62
Nice Systems, ADR (Israel)*	2,810	59
Nintendo (Japan)	696	199
Opera Software ASA (Norway)*	37,000	128
SAP AG, ADR (Germany)#	2,870	92
Shanda Interactive Entertainment, ADR (China)*#	1,900	63
Temenos Group AG (Switzerland)*	11,770	110

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Tencent Holdings (China)	21,583	$123
The9, ADR (China)	1,400	16
Wirecard AG (Germany)*	12,807	75

		1,999

Materials — 1.0%
Barrick Gold (Canada)	11,205	338
BHP Billiton, ADR (Australia)#	4,359	159
Companhia Vale do Rio Doce, ADR (Brazil)#	9,889	128
Kuraray (Japan)	6,721	49
Methanex (Canada)#	5,610	41
Northgate Minerals (Canada)*#	37,040	45
Potash Corporation of Saskatchewan (Canada)	1,521	128
Syngenta AG, ADR (Switzerland)#	5,541	237
Zijin Mining Group, Cl H (Hong Kong)	291,947	153

		1,278

Telecommunication Services — 0.1%
Cable & Wireless PLC (United Kingdom)	38,000	74
MTN Group (South Africa)	5,026	43
Partner Communications, ADR (Israel)#	3,600	52

		169

Utilities — 0.2%
CEZ (Czech Republic)	1,200	36
Red Electrica SA (Spain)	3,650	146
Scottish & Southern Energy PLC (United Kingdom)	6,472	106

		288

Total Foreign Common Stocks (Cost $14,657)		11,018

EXCHANGE TRADED FUNDS — 9.5%
iShares MSCI EAFE Value Index Fund	260,100	7,904
iShares MSCI Emerging Markets Index Fund	73,796	1,567
S&P Depository Receipt, Trust Series 1	25,726	1,902
Vanguard Emerging Markets#	70,650	1,441

Total Exchange Traded Funds (Cost $24,016)		12,814

FOREIGN EQUITY CERTIFICATES — 0.1%
Information Technology — 0.0%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (B)	1,231	40
Educomp Solutions (India), Issued by JPMorgan/Bear Stearns, Expires 08/31/17 (B)	650	21

		61

Telecommunication Services — 0.1%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (B)	5,818	72
Bharti Airtel (India), Issued by JPMorgan/Bear Stearns, Expires 12/15/16 (B)	3,700	46

		118

Total Foreign Equity Certificates (Cost $238)		179

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 16.4%
Federal National Mortgage Association — 16.2%
Federal National Mortgage Association
7.000%, 06/01/31	$10	11
7.000%, 01/01/33	56	60
7.000%, 10/01/33	10	10
6.500%, 03/01/37 (TBA)	1,400	1,464
6.500%, 01/01/38	931	975
6.000%, 09/01/32	36	38
6.000%, 09/01/36	1,203	1,244
6.000%, 02/01/37	118	122
6.000%, 03/01/37 (TBA)	500	516
6.000%, 07/01/37	845	874
6.000%, 09/01/37	729	754
6.000%, 02/01/38	1,739	1,798
6.000%, 09/01/38	672	695
5.500%, 02/01/32	157	162
5.500%, 07/01/33	17	18
5.500%, 12/01/33	265	272
5.500%, 05/01/35	175	180
5.500%, 12/01/35	60	62
5.500%, 12/01/36	3,130	3,214
5.500%, 03/01/37	942	966
5.000%, 06/01/20	450	464
5.000%, 07/01/20	109	112
5.000%, 02/01/21	864	891
5.000%, 09/01/33	44	44
5.000%, 10/01/33	92	94
5.000%, 11/01/33	500	511
5.000%, 08/01/35	41	42
5.000%, 10/01/35	493	502
5.000%, 11/01/35	438	446
5.000%, 12/01/35	400	408
5.000%, 12/01/37	974	992
4.500%, 08/01/20	1,039	1,062
4.500%, 10/01/20	474	483
4.500%, 03/01/21	853	871
4.500%, 01/01/23	888	905
4.500%, 09/01/35	498	500

		21,762

Government National Mortgage Association — 0.2%
Government National Mortgage Association
6.500%, 09/15/28	13	14
6.500%, 07/15/32	25	27
6.500%, 10/15/33	15	15
6.000%, 08/15/32	17	18
6.000%, 02/15/33	77	80
6.000%, 11/15/33	30	31
6.000%, 06/15/35	97	101

		286

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $21,381)		22,048

CORPORATE BONDS — 10.7%
Cable — 0.5%
Comcast
5.300%, 01/15/14	115	111
Comcast Cable Communications LLC
7.125%, 06/15/13	135	139

	Par (000)	Value (000)
CORPORATE BONDS — continued
Cable — continued
Thomson Reuters
5.700%, 10/01/14	$185	$184
Time Warner Cable
8.250%, 02/14/14	50	52
5.850%, 05/01/17	175	158

		644

Consumer Staples — 0.5%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (B)	125	125
Avon Products
6.500%, 03/01/19	125	122
Delhaize Group
5.875%, 02/01/14	140	140
Kraft Foods
6.125%, 08/23/18	150	149
PepsiCo
7.900%, 11/01/18	110	132
Safeway
6.250%, 03/15/14	70	73

		741

Energy — 1.0%
ConocoPhillips
6.500%, 02/01/39	125	121
Energy Transfer Partners LP
5.950%, 02/01/15	200	179
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	190	175
Nexen
5.875%, 03/10/35	225	153
NGPL Pipeco
7.768%, 12/15/37 (B)	125	110
Petro-Canada
6.050%, 05/15/18	195	161
Shell International Finance BV
6.375%, 12/15/38	200	208
Suncor Energy
6.100%, 06/01/18	170	140
XTO Energy
5.750%, 12/15/13	165	164

		1,411

Financials — 3.2%
American Express
8.150%, 03/19/38	300	289
Bank of America (MTN)
3.125%, 06/15/12#	250	256
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	140	123
Citigroup
5.125%, 05/05/14	405	335
General Electric Capital
1.625%, 01/07/11#	265	266
General Electric Capital (MTN)
5.875%, 01/14/38	1,300	924
Goldman Sachs Group
1.625%, 07/15/11	145	144
6.125%, 02/15/33#	75	60
1.416%, 02/06/12 (C)	255	216
International Lease Finance (MTN)
5.625%, 09/15/10	245	185
JPMorgan Chase
2.125%, 06/22/12	120	119
6.000%, 01/15/18	310	300
JPMorgan Chase Capital XV
5.875%, 03/15/35	255	171
Merrill Lynch
5.450%, 02/05/13	75	67
Merrill Lynch (MTN)
6.875%, 04/25/18	295	245
Morgan Stanley
5.300%, 03/01/13	215	202
1.374%, 01/15/10 (C)	175	170
Regions Financing Trust II
6.625%, 05/01/47 (C)	145	45
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (C)	200	26
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	465	153

		4,296

Healthcare — 0.7%
Amgen
6.400%, 02/01/39	75	73
GlaxoSmithKline Capital
5.650%, 05/15/18	175	180
Novartis Securities Investment
5.125%, 02/10/19	155	153
Roche Holdings
6.000%, 03/01/19 (B)	225	227
UnitedHealth Group
4.875%, 02/15/13	150	146
WellPoint
5.000%, 12/15/14	150	142

		921

Industrials — 0.3%
Caterpillar
8.250%, 12/15/38	60	67
CRH America
8.125%, 07/15/18	160	124
Koninklijke Philips Electronics NV
6.875%, 03/11/38	170	166

		357

Insurance — 0.2%
AIG
8.175%, 05/15/49 (B) (C)	150	24
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (B)	100	77
MetLife
7.717%, 02/15/19	115	111

		212

Media — 0.1%
Walt Disney (MTN)
4.500%, 12/15/13	140	143

Real Estate Investment Trusts — 0.2%
AMB Property LP (MTN)
6.300%, 06/01/13	150	106

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Realty Income
6.750%, 08/15/19	$170	$117

		223

Retail — 0.7%
Autozone
6.500%, 01/15/14	145	144
CVS Caremark
5.750%, 06/01/17	140	137
Home Depot
5.875%, 12/16/36	210	153
Staples
9.750%, 01/15/14	125	131
Walgreen
5.250%, 01/15/19	120	118
Wal-Mart Stores
5.250%, 09/01/35	315	292

		975

Technology — 0.7%
Cisco Systems
5.900%, 02/15/39	95	89
Hewlett-Packard
6.125%, 03/01/14	160	169
International Business Machines
7.625%, 10/15/18	460	520
KLA-Tencor
6.900%, 05/01/18	100	78
Oracle
5.750%, 04/15/18	135	137

		993

Telecommunications — 0.9%
AT&T
5.625%, 06/15/16	75	74
6.400%, 05/15/38	150	136
6.550%, 02/15/39	20	19
British Telecommunications PLC
8.625%, 12/15/10	140	146
GTE
6.940%, 04/15/28	300	282
Telecom Italia Capital SA
6.999%, 06/04/18	200	180
Telefonica Emisiones SAU
6.221%, 07/03/17	125	126
Verizon Communications
8.500%, 11/15/18 (B)	200	225

		1,188

Transportation — 0.2%
Burlington Northern Santa Fe
6.750%, 07/15/11	165	175
ERAC USA Finance
6.375%, 10/15/17 (B)	130	84

		259

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 0.6%
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	490	500
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	285	292

		792

Utilities — 0.9%
Appalachian Power
4.950%, 02/01/15	165	146
Baltimore Gas & Electric
6.125%, 07/01/13	205	197
Bruce Mansfield Unit
6.850%, 06/01/34	100	77
Dominion Resources
7.000%, 06/15/38	150	147
Midamerican Energy
6.750%, 12/30/31	140	145
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	130	123
Nisource Finance
6.400%, 03/15/18	175	137
Potomac Electric Power
6.500%, 11/15/37	150	146
Public Service of Colorado
6.500%, 08/01/38	41	44
Southwestern Public Service
6.000%, 10/01/36	120	100

		1,262

Total Corporate Bonds (Cost $15,942)		14,417

ASSET BACKED SECURITIES — 5.0%
Automotive — 1.6%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	995	971
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	500	501
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	420	418
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	312	309

		2,199

Credit Cards — 2.1%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	785	792
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	870	873
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	385	381
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
0.445%, 09/15/11## (C)	800	797

		2,843

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Mortgage Related — 0.3%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	$552	$402

Utilities — 1.0%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	600	634
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	628

		1,262

Total Asset Backed Securities (Cost $6,808)		6,706

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bond — 0.6%
5.375%, 02/15/31#	715	857

U.S. Treasury Inflationary Index Bond — 1.1%
1.625%, 01/15/18#	1,535	1,464

U.S. Treasury Note — 1.8%
6.500%, 02/15/10#	2,230	2,351

Total U.S. Treasury Obligations (Cost $4,750)		4,672

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,311
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	1,019
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	694

Total Collateralized Mortgage Obligations (Cost $2,852)		3,024

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	453
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (C)	875	668
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	534

Total Commercial Mortgage-Backed Securities (Cost $2,180)		1,655

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
0.282%, 03/02/09## (C)	200	200

Federal National Mortgage Association — 0.8%
Federal National Mortgage Association
5.000%, 10/15/11#	50	54
Federal National Mortgage Association (DN)
0.240%, 03/12/09##	5	5
0.230%, 03/09/09	970	970

		1,029

Total U.S. Government Agency Obligations (Cost $1,229)		1,229

	Number of Shares
AFFILIATED MONEY MARKET FUND — 6.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,631,345	8,631
(Cost $8,631)

Total Investments Before Collateral for Loaned Securities – 100.8% (Cost $167,041)		135,975

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 12.6%
Affiliated Money Market Fund — 10.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	13,918,890	13,919

Money Market Funds — 1.4%
AIM STIT Liquid Assets Portfolio	397,974	398
BlackRock Liquidity Funds TempFund Portfolio	408,179	408
Dreyfus Institutional Cash Advantage Fund	408,179	408
JP Morgan Prime Money Market Fund	387,770	388
Merrill Lynch Select Institutional Fund	326,543	327

		1,929

Non-Registered Investment Company — 0.3%
BlackRock Institutional Money Market Trust	387,057	387

	Par (000)
Medium Term Notes — 0.6%
Morgan Stanley
0.700%, 04/03/09 (C)	$408	408
0.750%, 04/15/09 (C)	408	408

		816

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	13	13

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $17,064)		17,064

TOTAL INVESTMENTS — 113.4% (Cost $184,105)**		153,039

Other Assets & Liabilities — (13.4)%		(18,124)

TOTAL NET ASSETS — 100.0%		$134,915

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $185,697.

Gross unrealized appreciation (000)	$1,834
Gross unrealized depreciation (000)	(34,492)

Net unrealized depreciation (000)	$(32,658)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $16,134.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Shares and Value are less than $500.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $1,051 and represents 0.8% of net assets as of February 28, 2009.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

REIT — Real Estate Investment Trust

TBA — To Be Announced

TLGP — Temporary Liquidity Guarantee Program

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Nikkei 225®	9	$813	03/13/09	$(48)

Cash in the amount of $24,340 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 88.1%
Consumer Discretionary — 14.5%
Autoliv (Sweden)	68,900	$1,025
Barratt Developments PLC (United Kingdom)	2,255,800	2,730
Bellway PLC (United Kingdom)	403,875	3,622
Christian Dior (France)	41,500	2,063
Compass Group PLC (United Kingdom)	434,440	1,909
Continental AG (Germany)#	32,207	476
Culture Convenience Club (Japan)	109,400	755
Duni AB (Sweden)	257,900	788
Fielmann AG (Germany)	17,724	1,031
Hennes & Mauritz, Cl B (Sweden)	16,500	612
Jupiter Telecommunications (Japan)	1,030	816
Li & Fung (Hong Kong)	306,867	665
Li Ning (Hong Kong)	448,220	552
LVMH Moet Hennessy Louis Vuitton SA (France)	15,440	875
New Oriental Education & Technology Group,
ADR (China)*#	18,920	847
Nitori (Japan)	28,482	1,508
Persimmon PLC (United Kingdom)	750,933	3,663
Raffles Education (Singapore)	3,816,859	1,009
Taylor Wimpey PLC (United Kingdom)	4,109,712	1,078

		26,024

Consumer Staples — 9.7%
Asahi Breweries (Japan)	127,700	1,599
China Yurun Food Group (China)	708,208	832
Diageo PLC, ADR (United Kingdom)#	17,690	822
Greencore Group PLC (Ireland)	1,356,532	1,268
Hengan International Group (Hong Kong)	174,815	631
Imperial Tobacco Group PLC (United Kingdom)	59,352	1,421
Koninklijke Ahold (Netherlands)	98,700	1,095
Meiji Dairies (Japan)	402,000	1,520
Nestle SA (Switzerland)	59,250	1,937
Reckitt Benckiser Group PLC (United Kingdom)	51,880	1,985
Tesco PLC (United Kingdom)	242,811	1,152
Wilmar International (Singapore)	1,012,030	1,849
Woolworths (Australia)	69,514	1,155

		17,266

Energy — 5.9%
BG Group PLC (United Kingdom)	183,007	2,616
China Oilfield Services (China)	1,205,920	838
Fugro NV (Netherlands)	24,440	628
Sasol (South Africa)	74,150	1,849
Technip SA (France)	66,900	2,166
Thai Oil PCL (Thailand)	2,386,300	1,583
WorleyParsons (Australia)	95,910	954

		10,634

Financials — 7.6%
Anglo Irish Bank PLC (Ireland)* (A) (B)	435,474	—
Banco Bilbao Vizcaya Argentaria SA (Spain)	186,800	1,349
Bank of Ireland (Ireland)	475,770	120
China Overseas Land & Investment (Hong Kong)	569,098	743
DNB ASA (Norway)	158,600	571
Hannover Rueckversicherung AG (Germany)	64,500	2,322
ICAP PLC (United Kingdom)	130,430	434
IG Group Holdings PLC (United Kingdom)	204,470	779
Investor AB, Cl B (Sweden)	155,245	1,752
IRF European Finance Investments (Greece) (C)	284,500	475
KBC Groep NV (Belgium)	18,500	192
Lloyds TSB Group PLC (United Kingdom)	626,261	514
Mitsubishi UFJ Financial Group, ADR (Japan)	85,000	380
Muenchener Rueckversicherung AG (Germany)	14,100	1,715
National Bank of Greece SA (Greece)	28,177	345
Seven Bank (Japan)	247	678
Standard Chartered PLC (United Kingdom)	91,470	862
UBS AG (Switzerland)*	40,200	364

		13,595

Healthcare — 9.0%
Actelion (Switzerland)*	29,070	1,375
Cochlear (Australia)	30,400	1,029
CSL (Australia)	47,515	1,099
Fisher & Paykel Healthcare (New Zealand)	427,959	712
Grifols SA (Spain)	62,410	978
Icon PLC, ADR (Ireland)*	36,870	757
Lonza Group AG (Switzerland)	8,814	846
Novo Nordisk A/S, ADR (Denmark)	27,000	1,307
Qiagen NV (Netherlands)*#	46,872	751
Roche Holdings AG (Switzerland)	26,014	2,953
Shionogi (Japan)	38,000	617
Synthes (Switzerland)	12,453	1,446
Teva Pharmaceutical Industries, ADR (Israel)#	51,604	2,300

		16,170

Industrials — 13.3%
ABB, ADR (Switzerland)	104,805	1,263
Andritz AG (Austria)	67,700	1,912
Bauer AG (Germany)	10,640	304
Camillo Eitzen (Norway)	184,997	298
Capita Group PLC (United Kingdom)	106,311	1,003
Cargotec, Cl B (Finland)	114,400	1,057
China High Speed Transmission Equipment Group (China)	814,105	1,044
Demag Cranes AG (Germany)	40,400	780
Fanuc (Japan)	9,066	590
Iino Kaiun Kaisha (Japan)	311,200	1,667
Kone Oyj, Cl B (Finland)	115,700	2,385
Konecranes Oyj (Finland)	113,200	1,833
Kurita Water Industries (Japan)	43,434	737
Mitsubishi (Japan)	62,894	783
Nippon Yusen Kabushiki (Japan)	375,000	1,547
Rational AG (Germany)	6,630	513
Tognum AG (Germany)	167,600	1,689
Trevi Finanziaria SpA (Italy)	226,522	1,314
Vestas Wind Systems A/S (Denmark)*	34,134	1,486
YIT Oyj (Finland)	247,799	1,485
Zhongde Waste Technology AG (Germany)	13,380	190

		23,880

Information Technology — 7.3%
Autonomy PLC (United Kingdom)*	99,250	1,711
HTC (Taiwan)	44,798	486
Kakaku.com (Japan)	195	575
Nice Systems, ADR (Israel)*#	32,590	688
Nintendo (Japan)	8,215	2,345
Opera Software ASA (Norway)*	195,000	673
Samsung Electronics (South Korea)	6,700	2,061
SAP AG, ADR (Germany)#	33,656	1,082
Temenos Group AG (Switzerland)*	122,160	1,142
Tencent Holdings (China)	253,604	1,449
Wirecard AG (Germany)*	150,526	878

		13,090

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Materials — 13.6%
BASF (Germany)	65,000	$1,792
BHP Billiton, ADR (Australia)#	101,687	3,704
Companhia Vale do Rio Doce, ADR (Brazil)	100,453	1,295
CRH PLC (Ireland)	105,323	2,145
Imerys SA (France)	21,313	708
Kuraray (Japan)	69,927	514
Maruichi Steel Tube (Japan)#	89,300	1,875
Methanex (Canada)	264,700	1,945
Metorex (South Africa)*	1,170,651	185
Potash Corporation of Saskatchewan (Canada)#	15,364	1,290
Showa Denko KK (Japan)	1,404,000	1,654
Smurfit Kappa Group PLC (Ireland)	872,500	1,505
Solvay SA (Belgium)	27,899	1,579
Syngenta AG, ADR (Switzerland)#	57,692	2,470
Zijin Mining Group, Cl H (Hong Kong)	3,080,857	1,619

		24,280

Telecommunications — 3.2%
Cable & Wireless PLC (United Kingdom)	425,000	832
KDDI (Japan)	319	1,671
MTN Group (South Africa)	54,935	465
SK Telecom (South Korea)	22,200	2,699

		5,667

Utilities — 4.0%
CEZ (Czech Republic)	13,500	405
Kansai Electric Power (Japan)	76,200	1,832
Red Electrica SA (Spain)	42,860	1,719
Scottish & Southern Energy PLC (United Kingdom)	76,060	1,239
Tokyo Electric Power (Japan)	67,800	1,914

		7,109

Total Foreign Common Stocks (Cost $285,045)		157,715

FOREIGN EQUITY CERTIFICATES — 1.1%
Information Technology — 0.4%
Educomp Solutions (India), Issued by ABN Amro, Expires 08/31/17 (D)	21,781	697

Telecommunication Services — 0.7%
Bharti Airtel (India), Issued by ABN Amro, Expires 12/15/16 (D)	108,753	1,348

Total Foreign Equity Certificates (Cost $1,461)		2,045

AFFILIATED MONEY MARKET FUND — 10.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	19,220,469	$19,220
(Cost $19,220)

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $305,726)		178,980

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.4%

Non-Registered Investment Company — 14.4%
BlackRock Institutional Money Market Trust	25,766,312	25,766
(Cost $25,766)

TOTAL INVESTMENTS — 114.3%
(Cost $331,492)**		204,746

Other Assets & Liabilities – (14.3)%		(25,642)

TOTAL NET ASSETS — 100.0%		$179,104

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $332,034.

Gross unrealized appreciation (000)	$5,860
Gross unrealized depreciation (000)	(133,148)

Net unrealized depreciation (000)	$(127,288)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $14,775.
(A)	Value is less than $500.
(B)	Security fair valued using methods determined in good faith by the Board of Trustees.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $475 and represents 0.3% of net assets as of February 28, 2009.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,045 and represents 1.1% of net assets as of February 28, 2009.

ADR — American Depository Receipt

Cl — Class

PLC — Public Limited Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	17	$1,534	03/13/09	$(299)
Nikkei 225®	28	2,623	03/13/09	(117)

		$4,157		$(416)

Cash in the amount of $600,464 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

At February 28, 2009, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks and Equity Certificates
United Kingdom	15.8%	$28,373
Japan	14.3	25,579
Switzerland	7.7	13,795
Germany	7.1	12,771
Australia	4.4	7,940
Finland	3.8	6,760
France	3.2	5,811
Ireland	3.2	5,795
China	2.8	5,010
South Korea	2.7	4,759
Hong Kong	2.4	4,211
Sweden	2.3	4,177
Spain	2.3	4,047
Canada	1.8	3,236
Israel	1.7	2,988
Singapore	1.6	2,857
Denmark	1.6	2,794
South Africa	1.4	2,499
Netherlands	1.4	2,474
India	1.1	2,045
Austria	1.1	1,912
Belgium	1.0	1,771
Thailand	0.9	1,583
Norway	0.9	1,542
Italy	0.7	1,314
Brazil	0.7	1,295
Greece	0.4	820
New Zealand	0.4	712
Taiwan	0.3	486
Czech Republic	0.2	404

Total Foreign Common Stocks and Equity Certificates	89.2	159,760
Affiliated Money Market Fund	10.7	19,220

Total Investments Before Collateral for Loaned Securities	99.9	178,980
Short Term Investments Held as Collateral for Loaned Securities	14.4	25,766

Total Investments	114.3	204,746
Other Assets and Liabilities	(14.3)	(25,642)

Net Assets	100.0%	$179,104

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 8.3%
Dick’s Sporting Goods*#	94,100	$1,162
McDonald’s	54,000	2,822
New Oriental Education & Technology Group, ADR*#	51,000	2,283
NIKE, Cl B#	60,000	2,492

		8,759

Consumer Staples — 13.0%
Bunge#	34,800	1,631
Colgate-Palmolive	53,500	3,220
General Mills	58,500	3,070
Kellogg	46,000	1,790
PepsiCo	38,510	1,854
Wal-Mart Stores#	44,000	2,167

		13,732

Energy — 12.1%
Anadarko Petroleum#	62,000	2,167
Devon Energy	55,900	2,441
EOG Resources	48,400	2,422
ExxonMobil	37,000	2,513
National Oilwell Varco*	60,500	1,617
Schlumberger	41,700	1,587

		12,747

Financials — 9.9%
AON	53,000	2,027
Bank of New York Mellon#	53,000	1,175
Goldman Sachs Group#	24,130	2,198
JPMorgan Chase	142,380	3,253
Loews	94,000	1,866

		10,519

Healthcare — 15.9%
Abbott Laboratories	48,000	2,272
Baxter International	27,800	1,415
Cephalon*#	22,000	1,443
Genentech*	36,000	3,080
Genzyme*	38,500	2,346
Gilead Sciences*	43,000	1,926
Johnson & Johnson	43,000	2,150
Teva Pharmaceutical Industries, ADR	48,000	2,140

		16,772

Industrials — 10.0%
3M#	20,850	948
Boeing	28,000	880
Danaher#	44,000	2,233
Expeditors International Washington	52,000	1,433
Stericycle*#	53,500	2,567
United Technologies	61,120	2,496

		10,557

Information Technology — 15.1%
Apple*	25,200	2,251
Cisco Systems*	124,640	1,816
Citrix Systems*	78,000	1,605
Google, Cl A*	7,200	2,434
Microchip Technology#	94,200	1,768
Microsoft	203,620	3,288
Oracle*	183,000	2,844

		16,006

Materials — 3.2%
Ecolab	52,141	1,657
Monsanto	23,000	1,754

		3,411

Telecommunication Services — 3.9%
American Tower, Cl A*	80,000	2,329
Verizon Communications	64,000	1,826

		4,155

Utilities — 4.5%
AES*	268,550	1,692
EQT	98,520	3,029

		4,721

Total Common Stocks (Cost $123,223)		101,379

FOREIGN COMMON STOCKS — 3.2%
Information Technology — 1.5%
Amdocs (Guernsey)*	95,000	1,591

Energy — 1.7%
TransOcean (Switzerland)*	29,111	1,740

Total Foreign Common Stocks (Cost $5,118)		3,331

AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	876,909	877
(Cost $877)

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $129,218)		105,587

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.3%
Affiliated Money Market Fund — 16.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	17,032,885	17,033

Money Market Funds — 2.2%
AIM STIT Liquid Assets Portfolio	487,011	487
BlackRock Liquidity Funds TempFund Portfolio	499,498	499
Dreyfus Institutional Cash Advantage Fund	499,498	499
JP Morgan Prime Money Market Fund	474,523	475
Merrill Lynch Select Institutional Fund	399,598	400

		2,360

	Par (000)
Medium Term Notes — 1.0%
Morgan Stanley
0.700%, 04/03/09 (A)	$499	499
0.750%, 04/15/09 (A)	499	500

		999

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	$16	$16

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $20,408)		20,408

TOTAL INVESTMENTS — 119.2%
(Cost $149,626)**		125,995

Other Assets & Liabilities — (19.2)%		(20,289)

TOTAL NET ASSETS — 100.0%		$105,706

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $152,326.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(26,331)

Net unrealized depreciation (000)	$(26,331)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $19,718.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.9%
Consumer Discretionary — 12.9%
Avon Products	131,000	$2,304
Costco Wholesale	76,000	3,218
McDonald’s	72,500	3,788
New Oriental Education & Technology Group, ADR*#	70,000	3,134
NIKE, Cl B#	92,812	3,855
Wal-Mart Stores#	94,500	4,653

		20,952

Consumer Staples — 11.1%
Colgate-Palmolive	76,149	4,583
General Mills#	90,000	4,723
Kellogg	71,000	2,763
PepsiCo	71,300	3,432
Procter & Gamble	51,000	2,457

		17,958

Energy — 4.9%
EQT#	108,000	3,321
First Solar*#	22,000	2,326
Schlumberger	62,000	2,360

		8,007

Financial Services — 4.7%
AON	105,000	4,015
CME Group#	19,600	3,575

		7,590

Healthcare — 16.0%
Abbott Laboratories	84,916	4,020
Baxter International#	57,000	2,902
Cephalon*#	37,000	2,427
DENTSPLY International#	68,000	1,572
Genentech*	54,500	4,662
Genzyme*	69,505	4,235
Gilead Sciences*	52,000	2,330
Johnson & Johnson	76,000	3,800

		25,948

Materials — 4.2%
Monsanto	50,000	3,814
Praxair	53,397	3,030

		6,844

Other Energy — 2.1%
Devon Energy	77,000	3,363

Producer Durables — 13.0%
Automatic Data Processing#	52,000	1,776
Covanta Holding*	150,500	2,292
Danaher#	76,673	3,892
Expeditors International Washington	102,000	2,810
Lockheed Martin	40,000	2,524
Paychex#	141,000	3,111
United Technologies#	112,988	4,613

		21,018

Technology — 25.2%
Adobe Systems*#	123,000	2,054
American Tower, Cl A*	117,587	3,424
Apple*	39,729	3,548
Cisco Systems*	227,696	3,318
Citrix Systems*	116,000	2,387
EMC*	225,000	2,363
Google, Cl A*	13,592	4,594
Intel#	306,000	3,898
Microchip Technology#	147,858	2,775
Microsoft	293,223	4,736
Oracle*	252,000	3,916
QUALCOMM	112,500	3,761

		40,774

Utilities — 1.8%
AES*	286,409	1,804
NII Holdings*	87,051	1,115

		2,919

Total Common Stocks (Cost $186,357)		155,373

FOREIGN COMMON STOCKS — 3.1%
Technology — 1.4%
Amdocs (Guernsey)*	133,443	2,236

Energy — 1.7%
TransOcean (Switzerland)*	46,631	2,787

Total Foreign Common Stocks (Cost $7,239)		5,023

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,501,105	1,501
(Cost $1,501)

Total Investments Before Collateral for Loaned Securities – 99.9% (Cost $195,097)		161,897

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.6%
Affiliated Money Market Fund — 17.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	27,902,006	27,902

Money Market Funds — 2.4%
AIM STIT Liquid Assets Portfolio	797,785	798
BlackRock Liquidity Funds TempFund Portfolio	818,241	818
Dreyfus Institutional Cash Advantage Fund	818,241	818
JP Morgan Prime Money Market Fund	777,329	777
Merrill Lynch Select Institutional Fund	654,593	655

		3,866

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 1.0%
Morgan Stanley
0.700%, 04/03/09 (A)	$818	$818
0.750%, 04/15/09 (A)	818	818

		1,636

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	26	26

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $33,430)		33,430

TOTAL INVESTMENTS — 120.5%
(Cost $228,527)**		195,327

Other Assets & Liabilities – (20.5)%		(33,255)

TOTAL NET ASSETS — 100.0%		$162,072

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $233,466.

Gross unrealized appreciation (000)	$1,219
Gross unrealized depreciation (000)	(39,358)

Net unrealized depreciation (000)	$(38,139)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $32,358.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.1%
Consumer Discretionary — 6.1%
Cablevision Systems	427,395	$5,552
Gap	275,499	2,973
Time Warner	989,010	7,546

		16,071

Consumer Staples — 11.6%
Campbell Soup	94,414	2,527
Dean Foods*	320,934	6,563
Kraft Foods	235,499	5,365
Lorillard	112,856	6,595
Sara Lee	630,849	4,864
Wal-Mart Stores	94,412	4,649

		30,563

Energy — 20.1%
Anadarko Petroleum	149,249	5,216
Apache	79,499	4,698
BP PLC, ADR	124,831	4,789
Chevron	200,887	12,196
ConocoPhillips	161,961	6,049
EOG Resources	47,328	2,368
ExxonMobil	193,887	13,165
Petroleo Brasileiro SA, ADR	171,088	4,744

		53,225

Financials — 16.4%
Allstate	140,405	2,363
Chubb	62,085	2,424
Goldman Sachs Group	64,437	5,869
Invesco	571,450	6,532
JPMorgan Chase	438,441	10,018
Marsh & McLennan	207,708	3,724
NASDAQ OMX Group*	217,948	4,555
NYSE Euronext	101,137	1,707
Travelers	120,873	4,370
Wells Fargo	141,529	1,712

		43,274

Healthcare — 12.2%
Bristol-Myers Squibb	288,342	5,308
Merck	310,236	7,508
Pfizer	833,087	10,255
Wyeth	186,626	7,618
Zimmer Holdings*	42,252	1,480

		32,169

Industrials — 4.6%
ABB, ADR	290,093	3,496
General Electric	530,686	4,516
United Parcel Service, Cl B	99,399	4,093

		12,105

Information Technology — 8.6%
ASML Holding NV	318,828	4,824
Citrix Systems*	119,140	2,452
EMC*	222,938	2,341
McAfee*	119,297	3,334
QUALCOMM	136,021	4,547
Yahoo!*	391,813	5,184

		22,682

Materials — 5.2%
Barrick Gold	128,312	$3,875
E.I. DuPont de Nemours	133,374	2,502
Owens-Illinois*	175,916	2,713
Weyerhaeuser	193,572	4,677

		13,767

Telecommunication Services — 6.2%
AT&T	355,184	8,443
Verizon Communications	281,290	8,025

		16,468

Utilities — 4.1%
Calpine*	425,930	2,398
Exelon	102,023	4,817
FPL Group	83,295	3,776

		10,991

Total Common Stocks (Cost $357,644)		251,315

AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	5,066,806	5,067
(Cost $5,067)

TOTAL INVESTMENTS — 97.0% (Cost $362,711)**		256,382

Other Assets & Liabilities – 3.0%		7,929
TOTAL NET ASSETS — 100.0%		$264,311

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $371,118.

Gross unrealized appreciation (000)	$2,386
Gross unrealized depreciation (000)	(117,122)

Net unrealized depreciation (000)	$(114,736)

†	See Note 3 in Notes to Schedules of Investments.

ADR — American Depository Receipt

PLC — Public Limited Company

Cl — Class

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.6%
Consumer Discretionary — 9.9%
American Eagle Outfitters#	212,080	$2,070
Autoliv#	139,740	2,079
Darden Restaurants#	71,850	1,950
Dick’s Sporting Goods*#	183,610	2,268
NVR*#	8,961	2,982

		11,349

Consumer Staples — 10.9%
Hormel Foods	116,560	3,710
J.M. Smucker	113,116	4,199
Safeway	246,800	4,566

		12,475

Energy — 6.6%
Arch Coal	168,750	2,346
BJ Services	158,974	1,537
Helmerich & Payne#	70,250	1,662
Peabody Energy	37,040	877
Sunoco#	34,226	1,145

		7,567

Financials — 21.4%
Assurant	61,170	1,248
Cincinnati Financial	114,837	2,359
Discover Financial Services	204,560	1,172
Everest Re Group	68,450	4,458
Invesco	389,466	4,451
Loews	53,070	1,053
Northern Trust	47,520	2,640
PartnerRe	41,240	2,553
Reinsurance Group of America#	95,944	2,610
White Mountains Insurance Group	9,870	1,954

		24,498

Healthcare — 6.7%
Coventry Health Care*	118,880	1,369
Endo Pharmaceuticals Holdings*#	124,226	2,358
LifePoint Hospitals*#	71,277	1,498
Zimmer Holdings*	68,040	2,383

		7,608

Industrials — 7.0%
Lincoln Electric Holdings	85,300	2,621
Robert Half#	89,500	1,376
Southwest Airlines	234,500	1,381
Spirit Aerosystems Holdings, Cl A*#	270,098	2,679

		8,057

Information Technology — 11.9%
Adobe Systems*	51,290	857
Broadridge Financial Solutions	135,926	2,172
Check Point Software Technologies*	98,504	2,164
KLA-Tencor	78,340	1,352
Maxim Integrated Products	206,877	2,503
Tellabs*	687,982	2,614
Verigy*	281,210	1,943

		13,605

Materials — 7.0%
International Flavors & Fragrances	65,380	1,720
Louisiana-Pacific#	328,920	533
Packaging Corporation of America	215,360	2,281
Pactiv*	63,698	1,008
PPG Industries	43,650	1,356
Sigma-Aldrich#	30,790	1,099

		7,997

Utilities — 15.2%
Edison International	157,840	4,297
Mirant*	118,510	1,449
NRG Energy*#	87,080	1,646
PG&E#	143,560	5,487
Xcel Energy	251,190	4,456

		17,335

Total Common Stocks (Cost $170,688)		110,491

AFFILIATED MONEY MARKET FUND — 4.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,610,996	4,611
(Cost $4,611)

Total Investments Before Collateral for Loaned Securities – 100.7% (Cost $175,299)		115,102

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.5%
Affiliated Money Market Fund — 15.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	17,670,840	17,671

Money Market Funds — 2.1%
AIM STIT Liquid Assets Portfolio	505,251	505
BlackRock Liquidity Funds TempFund Portfolio	518,206	518
Dreyfus Institutional Cash Advantage Fund	518,206	518
JP Morgan Prime Money Market Fund	492,296	493
Merrill Lynch Select Institutional Fund	414,565	415

		2,449

	Par (000)
Medium Term Notes — 0.9%
Morgan Stanley
0.700%, 04/03/09 (A)	$518	518
0.750%, 04/15/09 (A)	518	518

		1,036

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	16	16

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $21,172)		21,172

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 119.2% (Cost $196,471)**	$136,274

Other Assets & Liabilities — (19.2)%	(21,921)

TOTAL NET ASSETS — 100.0%	$114,353

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $197,821.

Gross unrealized appreciation (000)	$—
Gross unrealized depreciation (000)	(61,547)

Net unrealized depreciation (000)	$(61,547)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $20,154.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

See Notes to Schedules of Investments.

Allegiant Multi - Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.0%
Consumer Discretionary — 21.3%
Aeropostale*#	15,900	$369
Apollo Group*	4,600	333
Chipotle Mexican Grill, Cl A*#	2,700	147
Coach*	11,200	157
Dollar Tree*	10,700	415
Family Dollar Stores	10,200	280
GameStop*	3,400	92
Hillenbrand	13,900	233
ITT Educational Services*	3,100	352
New Oriental Education & Technology Group, ADR*#	2,400	107
Tim Hortons#	5,000	118
TJX	22,800	508
Urban Outfitters*	12,200	203
Wolverine World Wide	20,100	305
Yum! Brands#	8,900	234

		3,853

Consumer Staples — 5.2%
Avon Products	8,000	141
Campbell Soup#	9,000	241
General Mills	4,900	257
Safeway	8,800	163
SYSCO	6,300	135

		937

Energy — 5.9%
CNX Gas*	4,800	105
Noble	14,900	366
NuStar Energy LP	2,200	102
ONEOK Partners LP#	4,300	182
Range Resources	3,500	124
Southwestern Energy*	6,400	184

		1,063

Financials — 4.1%
Credicorp#	5,300	194
Health Care REIT#	4,300	132
IntercontinentalExchange*	3,400	193
T. Rowe Price Group#	6,000	137
TFS Financial#	7,900	92

		748

Healthcare — 16.1%
Beckman Coulter	5,800	260
Biogen Idec*	3,200	147
C.R. Bard	1,800	144
Cephalon*#	5,900	387
Community Health Systems*	12,600	206
Endo Pharmaceuticals Holdings*#	7,100	135
Express Scripts*	4,700	236
Kinetic Concepts*#	9,900	216
Laboratory Corporation of America Holdings*#	7,100	391
Life Technologies*	3,187	93
Myriad Genetics*	1,300	103
Quest Diagnostics	4,600	211
St. Jude Medical*	3,900	129
Thermo Fisher Scientific*	7,000	254

		2,912

Industrials — 12.9%
AMETEK	8,000	212
C.H. Robinson Worldwide	5,800	240
Corporate Executive Board (The)	3,500	52
Cummins	2,600	54
Donaldson	4,400	107
Dun & Bradstreet (The)	5,300	392
Expeditors International Washington	3,600	99
Fluor	1,700	57
Foster Wheeler AG*	9,400	141
Lincoln Electric Holdings#	3,700	114
Precision Castparts	3,100	172
Republic Services	12,300	245
Rockwell Collins	8,610	269
Stericycle*#	4,000	192

		2,346

Information Technology — 16.0%
Activision Blizzard*	10,600	106
Agilent Technologies*#	4,400	61
Analog Devices	9,800	183
BMC Software*	6,000	178
Check Point Software Technologies*	18,700	411
Global Payments	9,100	279
Mantech International, Cl A*	7,200	376
Mettler Toledo International*	1,500	80
Micros Systems*	18,000	289
NetEase.com, ADR*	21,900	448
Western Digital*	35,700	488

		2,899

Materials — 6.3%
Ecolab	13,700	435
Sigma-Aldrich#	10,700	382
Terra Nitrogen LP#	1,500	183
Valspar	8,900	149

		1,149

Telecommunication Services — 3.9%
Cellcom Israel#	6,500	130
Chunghwa Telecom Co, ADR	8,002	123
MetroPCS Communications*#	20,500	297
Partner Communications, ADR#	10,300	148

		698

Utilities — 3.3%
Aqua America#	20,000	368
Xcel Energy	12,700	225

		593

Total Common Stocks (Cost $23,316)		17,198

FOREIGN COMMON STOCKS — 1.0%
Energy — 1.0%
TransOcean (Switzerland)* (Cost $395)	2,962	177

Allegiant Multi - Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 4.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $733)	733,048	$733

Total Investments Before Collateral for Loaned Securities — 100.0% (Cost $24,444)		18,108

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.1%
Affiliated Money Market Fund — 18.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,346,584	3,347

Money Market Funds — 2.5%
AIM STIT Liquid Assets Portfolio	95,684	96
BlackRock Liquidity Funds TempFund Portfolio	98,137	98
Dreyfus Institutional Cash Advantage Fund	98,137	98
JP Morgan Prime Money Market Fund	93,230	93
Merrill Lynch Select Institutional Fund	78,510	79

		464

	Par (000)

Medium Term Notes — 1.1%
Morgan Stanley
0.700%, 04/03/09 (A)	$98	98
0.750%, 04/15/09 (A)	98	98

		196

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	3	3

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $4,010)		4,010

TOTAL INVESTMENTS — 122.1% (Cost $28,454)**		22,118

Other Assets & Liabilities — (22.1)%		(4,011)

TOTAL NET ASSETS — 100.0%		$18,107

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $28,440.

Gross unrealized appreciation (000)	$337
Gross unrealized depreciation (000)	(6,659)

Net unrealized depreciation (000)	$(6,322)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,857.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 6.3%
Aaron Rents#	16,500	$396
Corinthian Colleges*#	7,900	156
Monro Muffler	10,300	242
National Presto Industries	1,900	115
Strayer Education#	1,300	221
WMS Industries*#	8,100	147
Wolverine World Wide	19,200	291

		1,568

Consumer Staples — 6.7%
Casey’s General Stores	13,000	259
Diamond Foods#	11,000	236
Flowers Foods	14,950	333
Nash-Finch#	11,700	408
Pricesmart	18,100	303
Ralcorp Holdings*	2,000	121

		1,660

Energy — 2.9%
Bolt Technology*	33,700	217
Cal Dive International*#	42,500	214
Foundation Coal Holdings#	10,000	161
Tidewater#	3,700	131

		723

Financials — 19.2%
Amerisafe*#	12,600	183
Arthur J Gallagher#	8,000	127
Bancfirst#	6,300	220
Beneficial Mutual Bancorp*#	37,400	337
Berkshire Hills Bancorp#	7,800	164
Citizens*#	35,800	233
CNA Surety*	23,800	346
Community Bank System#	19,100	327
ESSA Bancorp#	15,300	184
EZCORP, Cl A*#	20,500	211
FPIC Insurance Group*	5,500	204
Getty Realty REIT	5,500	91
International Bancshares#	11,300	113
Knight Capital Group, Cl A*#	32,900	579
LTC Properties REIT	13,400	229
Nationwide Health Properties REIT#	13,000	263
PS Business Parks REIT	10,100	347
UMB Financial#	9,700	368
Urstadt Biddle Properties, Cl A REIT#	21,000	254

		4,780

Healthcare — 19.6%
Align Technology*#	31,400	215
Allscripts-Misys Healthcare Solutions#	44,500	387
Amedisys*#	8,400	275
AmSurg*	19,600	306
Bio-Rad Laboratories, Cl A*	4,200	234
Cardiac Science*	26,400	96
Computer Programs & Systems#	10,100	270
Emergent Biosolutions*#	22,400	433
Ensign Group	6,400	85
Greatbatch*#	9,600	187
Icon, ADR*	12,400	254
Isis Pharmaceuticals*#	13,500	174
Masimo*#	6,100	152
Matrixx Initiatives*	17,100	301
Merit Medical Systems*	11,400	127
Neogen*#	11,100	236
Owens & Minor	5,800	196
PharMerica*#	9,200	154
Techne	6,500	318
Universal American Financial*#	34,200	229
Universal Health Services, Cl B#	6,600	243

		4,872

Industrials — 15.3%
Aceto	35,700	215
AeroVironment*#	15,100	471
Applied Signal Technology	9,000	172
Exponent*	10,800	243
Gardner Denver*#	13,300	252
GATX#	10,600	194
MAS Technology*	26,700	253
McGrath Rentcorp	8,100	126
Michael Baker*	12,200	390
Navigant Consulting*#	19,800	257
Stanley*	13,400	416
UTI Worldwide#	8,900	109
Watson Wyatt Worldwide, Cl A#	10,200	501
Werner Enterprises#	14,400	196

		3,795

Information Technology — 19.1%
3PAR*#	14,400	97
ANSYS*#	8,700	175
Arris Group*	50,100	307
Benchmark Electronics*	9,400	92
BigBand Networks*	58,800	320
Ciber*	46,300	120
Comtech Telecommunications*	8,700	329
Integral Systems*#	16,200	148
Interwoven*	27,000	434
Mellanox Technologies*	50,000	412
NetEase.com, ADR*	18,000	369
Shanda Interactive Entertainment, ADR*#	11,500	377
Sigma Designs*#	34,600	475
Synaptics*#	11,850	246
The9 ADR	8,500	99
Tyler Technologies*#	32,800	446
Viasat*	17,000	311

		4,757

Materials — 1.7%
AptarGroup#	7,200	202
Balchem#	10,700	222

		424

Telecommunication Services — 2.3%
Partner Communications, ADR#	21,000	303
USA Mobility*	28,700	262

		565

Utilities — 5.2%
Avista	22,300	319
Chesapeake Utilities	7,900	210
Laclede Group#	8,600	340
South Jersey Industries#	6,700	242

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
UGI	7,300	$175

		1,286

Total Common Stocks (Cost $29,893)		24,430

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $426)	426,222	426

Total Investments Before Collateral for Loaned Securities — 100.0% (Cost $30,319)		24,856

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 44.5%
Affiliated Money Market Fund — 37.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	9,230,983	9,231

Money Market Funds — 5.2%
AIM STIT Liquid Assets Portfolio	263,936	264
BlackRock Liquidity Funds TempFund Portfolio	270,703	271
Dreyfus Institutional Cash Advantage Fund	270,703	271
JP Morgan Prime Money Market Fund	257,168	257
Merrill Lynch Select Institutional Fund	216,563	216

		1,279

	Par (000)
Medium Term Notes — 2.2%
Morgan Stanley
0.700%, 04/03/09 (A)	$271	271
0.750%, 04/15/09 (A)	271	270

		541

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	8	9

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $11,060)		11,060

TOTAL INVESTMENTS — 144.5% (Cost $41,379)**		35,916

Other Assets & Liabilities — (44.5)%		(11,054)

TOTAL NET ASSETS — 100.0%		$24,862

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $41,176.

Gross unrealized appreciation (000)	$1,089
Gross unrealized depreciation (000)	(6,349)

Net unrealized depreciation (000)	$(5,260)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $10,469.

(A) Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 8.8%
Genesco*	1,100	$16
International Speedway Class A	3,750	73
JAKKS Pacific*	3,900	49
Regis	1,700	21
Rent-A-Center*	3,950	69
Ticketmaster Entertainment*#	7,750	38

		266

Consumer Staples — 7.2%
Cal-Maine Foods#	2,900	65
Chattem*#	300	19
Fresh Del Monte Produce*	1,900	36
Nash-Finch#	1,450	50
Prestige Brands Holdings*#	5,500	30
Ralcorp Holdings*	250	15

		215

Energy — 1.3%
Hugoton Royalty Trust	2,300	23
San Juan Basin Royalty Trust#	1,050	16

		39

Financials — 34.1%
American Capital Agency REIT#	1,450	23
Aspen Insurance Holdings	1,000	22
Banco Latinoamericano de Exportaciones SA, Cl E	1,650	15
Beneficial Mutual Bancorp*#	8,800	79
Cash America International	700	10
City Holding	1,800	47
Community Bank System#	3,000	51
Community Trust Bancorp#	1,800	47
Endurance Specialty Holdings	2,050	46
Entertainment Properties Trust REIT	1,550	23
Extra Space Storage REIT	3,450	22
First Bancorp	2,150	22
Glacier Bancorp#	2,850	44
Interactive Brokers Group, Cl B*	4,350	61
IPC Holdings	2,200	56
Nationwide Health Properties REIT#	2,250	46
Navigators Group*	1,800	94
NBT Bancorp	2,300	45
Platinum Underwriters Holdings	2,450	69
Potlatch REIT	1,300	30
SEI Investments	3,250	39
Tompkins Financial#	650	26
United Bankshares#	2,150	33
Universal Health Realty Income Trust REIT	2,450	76

		1,026

Healthcare — 8.7%
AmSurg*	3,250	51
Chemed	700	28
Gentiva Health Services*	900	16
LifePoint Hospitals*#	5,050	106
Perrigo#	3,100	62

		263

Industrials — 11.8%
Ceradyne*	3,000	51
Lennox International	3,148	82
Mueller Industries	1,500	27
Pacer International	4,000	12
Perini*	3,350	51
Tredegar#	5,050	84
United Stationers*	2,150	47

		354

Information Technology — 13.2%
Anixter International*#	1,050	31
Benchmark Electronics*	5,200	51
Black Box	3,850	76
CSG Systems International*#	1,450	20
j2 Global Communications*#	3,000	56
MKS Instruments*	2,200	28
Perot Systems, Cl A*	4,800	55
ScanSource*	1,100	17
Sybase*	2,300	62

		396

Materials — 3.1%
AptarGroup#	1,050	30
OM Group*	1,700	26
Sensient Technologies	1,800	36

		92

Utilities — 10.1%
Cleco#	1,400	29
El Paso Electric*	5,837	83
Laclede Group	1,450	57
NorthWestern#	2,700	55
TECO Energy#	6,200	60
UGI	850	20

		304

Total Common Stocks (Cost $4,243)		2,955

Total Investments Before Collateral for Loaned Securities — 98.3% (Cost $4,243)		2,955

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 30.1%
Affiliated Money Market Fund — 25.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	756,029	756

Money Market Funds — 3.5%
AIM STIT Liquid Assets Portfolio	21,617	22
BlackRock Liquidity Funds TempFund Portfolio	22,171	22
Dreyfus Institutional Cash Advantage Fund	22,171	22
JP Morgan Prime Money Market Fund	21,062	21
Merrill Lynch Select Institutional Fund	17,737	18

		105

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (A)	$22	$22
0.750%, 04/15/09 (A)	22	22

		44

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	1	1

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $906)		906

TOTAL INVESTMENTS — 128.4% (Cost $5,149)**		3,861

Other Assets & Liabilities — (28.4)%		(854)

TOTAL NET ASSETS — 100.0%		$3,007

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,160.

Gross unrealized appreciation (000)	$18
Gross unrealized depreciation (000)	(1,317)

Net unrealized depreciation (000)	$(1,299)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $860.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 12.5%
Aaron Rents	2,700	$65
Buffalo Wild Wings*#	1,000	31
DeVry	900	47
Marvel Entertainment*	1,600	42
Matthews International, Cl A	1,100	38
Monro Muffler	1,200	28
Panera Bread*#	1,200	53
PetMed Express*#	3,800	52
Strayer Education#	300	51
Unifirst	2,100	50

		457

Consumer Staples — 4.4%
BJ’s Wholesale Club*#	1,600	48
Flowers Foods	2,100	47
Pantry*	900	14
Ruddick	1,000	21
Spartan Stores	1,900	29

		159

Energy — 2.7%
Clayton Williams Energy*	800	20
Comstock Resources*	400	12
Core Laboratories NV#	400	30
Cross Timbers Royalty Trust#	900	17
Natural Gas Services Group*	2,600	20

		99

Financials — 8.7%
American Physicians Capital	1,000	42
Bancfirst	800	28
ESSA Bancorp	1,900	23
EZCORP, Cl A*#	4,300	44
Life Partners Holdings#	1,625	28
NewAlliance Bancshares	4,200	48
Platinum Underwriters Holdings	2,500	70
Urstadt Biddle Properties, Cl A REIT	2,900	35

		318

Healthcare — 26.9%
Alexion Pharmaceuticals*#	2,500	86
Align Technology*#	1,800	12
Amedisys*#	1,500	49
Bio-Rad Laboratories, Cl A*	400	22
Cantel Medical*	2,200	28
Cardiac Science*	5,800	21
Computer Programs & Systems#	1,500	40
Emergent Biosolutions*#	3,100	60
Ensign Group	1,600	21
Enzon Pharmaceuticals*#	3,600	19
Haemonetics*#	1,500	80
Icon, ADR*	1,600	33
Immucor*	800	18
inVentiv Health*	2,600	26
Isis Pharmaceuticals*#	3,300	43
King Pharmaceuticals*#	2,500	18
Landauer	900	45
Lincare Holdings*#	2,900	61
Myriad Genetics*	300	24
NuVasive*#	400	11
Onyx Pharmaceuticals*	800	24
OSI Pharmaceuticals*	1,800	61
PDL BioPharma	3,800	22
STERIS	700	16
Techne	1,300	64
Thoratec*	600	14
US Physical Therapy*	3,700	38
Varian*	1,100	25

		981

Industrials — 17.1%
Applied Signal Technology	3,400	65
Brink’s	2,700	64
Curtiss-Wright	500	13
Ducommun	1,800	23
EMCOR Group*	3,200	49
Exponent*#	1,600	36
Gardner Denver*	1,800	34
GrafTech International*	4,300	24
McGrath Rentcorp	800	13
Michael Baker*	1,300	42
Monster Worldwide*	2,800	18
Teledyne Technologies*	1,200	28
Tetra Tech*	1,200	27
Wabtec	1,200	32
Waste Connections*	1,200	29
Watson Wyatt Worldwide, Cl A	1,700	83
WESCO International*	2,500	42

		622

Information Technology — 20.3%
ANSYS*#	860	17
Arris Group*	4,600	28
Avocent*	3,300	40
Benchmark Electronics*	4,200	41
Compuware*#	3,000	18
FLIR Systems*	900	18
Informatica*	5,850	75
Interwoven*	1,900	31
Multi-Fineline Electronix*	2,800	40
NetEase.com, ADR*	2,000	41
Parametric Technology*	3,100	25
SkillSoft, ADR*#	8,400	58
Solera Holdings*#	3,400	71
Sybase*	3,300	90
TeleTech Holdings*	5,400	47
Tyler Technologies*#	4,100	56
Viasat*	1,500	27
Wind River Systems*	2,000	15

		738

Materials — 1.5%
AptarGroup#	1,900	53

Telecommunication Services — 0.8%
Partner Communications, ADR#	2,100	30

Utilities — 2.3%
Central Vermont Public Service	1,000	21
Cia Paranaense de Energia, ADR#	4,500	41

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
ITC Holdings	600	$22

		84

Total Common Stocks (Cost $4,379)		3,541

AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Money Market Fund, Class I† (Cost $103)	102,715	103

Total Investments Before Collateral for Loaned Securities — 100.0% (Cost $4,482)		3,644

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 31.7%
Affiliated Money Market Fund — 26.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	965,113	965

Money Market Funds — 3.7%
AIM STIT Liquid Assets Portfolio	27,595	28
BlackRock Liquidity Funds TempFund Portfolio	28,302	28
Dreyfus Institutional Cash Advantage Fund	28,302	28
JP Morgan Prime Money Market Fund	26,887	27
Merrill Lynch Select Institutional Fund	22,642	23

		134

	Par (000)
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (A)	$28	28
0.750%, 04/15/09 (A)	28	28

		56

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	1	1

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,156)		1,156

TOTAL INVESTMENTS — 131.7% (Cost $5,638)**		4,800

Other Assets & Liabilities — (31.7)%		(1,154)

TOTAL NET ASSETS — 100.0%		$3,646

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,639.

Gross unrealized appreciation (000)	$135
Gross unrealized depreciation (000)	(974)

Net unrealized depreciation (000)	$(839)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,106.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Consumer Discretionary — 7.1%
Columbia Sportswear#	5,350	$145
Genesco*	30,150	431
International Speedway Class A	8,300	161
JAKKS Pacific*	27,100	343
Meredith#	14,100	181
Pre-Paid Legal Services*#	9,350	299
Regis	13,650	172
Rent-A-Center*	32,350	567
Steiner Leisure*#	8,100	204
Ticketmaster Entertainment*#	58,750	287
Wolverine World Wide#	12,200	185

		2,975

Consumer Staples — 7.0%
BJ’s Wholesale Club*#	12,500	374
Cal-Maine Foods#	11,850	264
Fresh Del Monte Produce*	7,800	146
Herbalife	15,750	215
J&J Snack Foods	4,550	144
Nash-Finch#	16,450	573
NBTY*	16,550	246
Ralcorp Holdings*	5,850	355
TreeHouse Foods*#	11,800	315
Universal#	10,450	300

		2,932

Energy — 1.7%
BP Prudhoe Bay Royalty Trust#	2,700	160
Hugoton Royalty Trust	12,900	128
Permian Basin Royalty Trust#	13,350	129
Sabine Royalty Trust#	5,650	178
San Juan Basin Royalty Trust#	8,600	134

		729

Financials — 33.3%
Amerisafe*#	48,200	699
Aspen Insurance Holdings	32,000	697
Bancfirst	8,750	305
Banco Latinoamericano de Exportaciones SA, Cl E	21,100	191
BanColombia SA, ADR	13,700	227
Beneficial Mutual Bancorp*#	28,800	259
BRE Properties REIT#	8,250	156
Capstead Mortgage REIT	22,050	221
Cash America International	23,300	336
City Holding#	18,502	485
Community Bank System#	16,700	286
Community Trust Bancorp#	7,600	197
Corporate Office Properties Trust REIT	14,148	354
Cullen/Frost Bankers	5,600	241
Digital Realty Trust REIT#	11,339	339
Endurance Specialty Holdings#	17,700	396
Entertainment Properties Trust REIT	12,250	183
Extra Space Storage REIT	41,650	261
Financial Federal	13,650	259
First Financial Bancorp	18,900	145
First Niagara Financial Group#	51,727	601
Glacier Bancorp#	21,050	324
Hatteras Financial REIT	6,300	150
Interactive Brokers Group, Cl B*#	20,800	292
International Bancshares	18,850	189
Knight Capital Group, Cl A*#	11,350	200
LTC Properties REIT	19,000	324
Meadowbrook Insurance Group	48,400	279
Montpelier Re Holdings#	18,600	236
National Health Investors REIT	5,850	140
National Penn Bancshares#	19,817	147
National Retail Properties REIT#	11,750	169
National Western Life Insurance	1,300	132
Navigators Group*#	12,550	656
NBT Bancorp	12,150	239
Nelnet, Cl A*	16,450	84
Odyssey Re Holdings	14,500	674
Platinum Underwriters Holdings	5,450	153
Portfolio Recovery Associates*#	5,650	127
Potlatch REIT#	12,650	288
Selective Insurance Group	19,250	232
Senior Housing Properties Trust REIT	39,800	502
Signature Bank*	10,150	254
Southwest Bancorp	28,500	279
SVB Financial Group*#	9,300	152
Texas Capital Bancshares*	15,850	154
Tompkins Financial#	3,450	138
UMB Financial	9,950	377
Washington Real Estate Investment Trust REIT#	10,200	175

		13,904

Healthcare — 8.3%
AMERIGROUP*	7,750	192
AmSurg*	21,550	337
Bio-Rad Laboratories, Cl A*	2,500	139
Chemed	7,050	281
Conmed*	13,500	184
Cross Country Healthcare*	21,250	157
Emergency Medical Services*#	10,400	318
Emergent Biosolutions*#	7,600	147
Gentiva Health Services*	6,750	117
HealthSpring*	22,350	181
Invacare	13,400	215
Molina Healthcare*#	10,300	193
Owens & Minor	6,800	229
Perrigo#	22,250	447
RehabCare Group*	14,500	212
Viropharma*	25,150	104

		3,453

Industrials — 14.8%
AAR*#	10,300	136
Amerco*#	10,750	306
Apogee Enterprises	15,850	150
Arkansas Best#	6,550	114
ATC Technology*	10,950	114
Ceradyne*	19,300	331
Comfort Systems USA#	17,600	168
Consolidated Graphics*	10,850	146
Cubic	6,450	168
Deluxe	15,350	119
Ducommun	10,300	131
EMCOR Group*	13,500	208
EnPro Industries*#	9,200	151
Esterline Technologies*	4,600	117
First Advantage Class A*	27,900	291
G & K Services, Cl A	7,050	126
Interline Brands*	19,600	156

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Kadant*	10,850	$98
Kennametal#	17,150	280
Lennox International	16,650	431
MPS Group*	23,800	118
Mueller Industries	12,150	220
Pacer International	18,450	54
Regal-Beloit	12,500	359
School Specialty*#	12,450	175
Skywest	14,200	145
Tredegar#	11,750	196
Triumph Group	4,850	175
United Stationers*	12,100	263
Waste Connections*	12,770	305
Watts Water Technologies#	9,800	166
Werner Enterprises#	19,600	267

		6,184

Information Technology — 14.3%
3Com*	71,250	158
Anixter International*#	4,800	141
Arris Group*	24,750	152
Avocent*	11,250	135
AVX	24,300	208
Benchmark Electronics*	14,300	140
Black Box	14,750	293
CACI International, Cl A*	8,250	353
Coherent*	8,650	132
CSG Systems International*#	14,950	202
Cymer*	7,050	130
Digital River*#	9,800	234
j2 Global Communications*#	16,450	308
Mantech International, Cl A*	16,050	837
MKS Instruments*	22,350	281
Multi-Fineline Electronix*	17,150	245
Perot Systems, Cl A*	17,050	194
Plexus*	12,350	159
QLogic*#	19,450	179
Rogers*	12,750	233
Sybase*#	36,770	999
TTM Technologies*	59,300	273

		5,986

Materials — 2.7%
AptarGroup#	8,800	247
OM Group*	19,500	302
Sensient Technologies	20,850	421
Silgan Holdings	3,150	155

		1,125

Utilities — 10.3%
Central Vermont Public Service	7,900	163
Cleco#	29,350	602
El Paso Electric*	32,900	465
IDACORP#	5,850	142
Northwest Natural Gas	13,800	565
NorthWestern#	21,550	442
Piedmont Natural Gas#	12,100	292
Portland General Electric	20,050	329
TECO Energy#	29,150	280
Westar Energy#	16,100	272
WGL Holdings	24,200	735

		4,287

Total Common Stocks (Cost $57,645)		41,575

AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $429)	429,443	429

Total Investments Before Collateral for Loaned Securities — 100.5% (Cost $58,074)		42,004

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 29.8%
Affiliated Money Market Fund — 24.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,398,272	10,398

Money Market Funds — 3.4%
AIM STIT Liquid Assets Portfolio	297,311	297
BlackRock Liquidity Funds TempFund Portfolio	304,935	305
Dreyfus Institutional Cash Advantage Fund	304,935	305
JP Morgan Prime Money Market Fund	289,688	290
Merrill Lynch Select Institutional Fund	243,948	244

		1,441

	Par (000)
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (A)	$305	305
0.750%, 04/15/09 (A)	305	305

		610

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	10	10

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $12,459)		12,459

TOTAL INVESTMENTS — 130.3% (Cost $70,533)**		54,463

Other Assets & Liabilities — (30.3)%		(12,681)

TOTAL NET ASSETS — 100.0%		$41,782

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $72,365.

Gross unrealized appreciation (000)	$218
Gross unrealized depreciation (000)	(18,120)

Net unrealized depreciation (000)	$(17,902)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,907.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.8%
Consumer Discretionary — 8.1%
Abercrombie & Fitch#	808	$18
Amazon.com*	3,672	238
Apollo Group*	1,132	82
AutoNation*#	1,227	12
AutoZone*#	416	59
Bed Bath & Beyond*	2,776	59
Best Buy#	3,654	105
Big Lots*#	502	8
Black & Decker	630	15
Carnival	4,790	94
CBS, Cl B#	5,575	24
Centex#	1,856	12
Coach*	3,459	48
Comcast, Cl A	30,628	400
D. R. Horton#	3,298	28
Darden Restaurants	1,516	41
DIRECTV Group*#	6,316	126
Eastman Kodak#	1,524	5
Expedia*#	2,671	21
Family Dollar Stores	1,496	41
Ford Motor*#	25,721	51
Fortune Brands	1,594	38
GameStop*	1,912	51
Gannett#	2,266	7
Gap	4,593	50
General Motors#	6,714	15
Genuine Parts	1,522	43
Goodyear Tire & Rubber*#	1,378	6
H&R Block	3,788	72
Harley-Davidson#	2,486	25
Harman International Industries	623	7
Hasbro	1,291	30
Home Depot	18,021	376
International Game Technology	3,125	28
Interpublic Group*	5,538	21
JC Penney	2,389	37
Johnson Controls#	6,315	72
Jones Apparel Group#	378	1
KB Home#	805	7
Kohl’s*#	3,280	115
Leggett & Platt	1,251	14
Lennar, Cl A#	1,882	13
Limited Brands	3,010	23
Lowe’s	15,807	250
Macy’s#	4,511	36
Marriott, Cl A#	3,344	47
Mattel#	3,828	45
McDonald’s	11,910	622
McGraw-Hill#	3,328	66
Meredith#	397	5
New York Times, Cl A#	1,196	5
Newell Rubbermaid#	3,333	19
News	24,428	136
NIKE, Cl B	4,177	173
Nordstrom#	1,711	23
Office Depot*	3,029	3
Omnicom Group#	3,439	83
Polo Ralph Lauren#	604	21
Pulte Homes	2,539	23
RadioShack#	876	6
Scripps Networks Interactive#	957	19
Sears Holdings*#	640	24
Sherwin-Williams#	999	46
Snap-On Tools	430	10
Stanley Works	695	19
Staples	7,044	112
Starbucks*	8,019	73
Starwood Hotels & Resorts Worldwide	1,957	23
Target#	7,764	220
Tiffany#	1,317	25
Time Warner#	38,145	291
TJX	4,260	95
VF	945	49
Viacom, Cl B*	6,504	100
Walt Disney	19,686	330
Washington Post#	64	23
Whirlpool#	676	15
Wyndham Worldwide	1,895	7
Wynn Resorts*#	699	15
Yum! Brands#	5,048	133

		5,730

Consumer Staples — 12.9%
Altria Group	21,971	339
Archer-Daniels-Midland	6,888	184
Avon Products	4,401	77
Brown-Forman, Cl B#	1,204	52
Campbell Soup#	2,187	58
Clorox Co#	1,544	75
Coca-Cola	21,231	867
Coca-Cola Enterprises#	3,204	37
Colgate-Palmolive	5,415	326
ConAgra Foods	4,367	66
Constellation Brands, Cl A*#	2,353	31
Costco Wholesale	4,665	197
CVS Caremark	15,417	397
Dean Foods*	1,526	31
Dr Pepper Snapple Group*	1,969	28
Estee Lauder, Cl A#	1,127	25
General Mills	3,452	181
H.J. Heinz	3,085	101
Hershey#	1,869	63
J.M. Smucker	1,259	47
Kellogg	2,496	97
Kimberly-Clark	4,269	201
Kraft Foods	15,711	358
Kroger	6,914	143
Lorillard	1,844	108
McCormick & Company	1,439	45
Molson Coors Brewing	1,543	54
Pepsi Bottling Group	1,345	25
PepsiCo	16,508	795
Philip Morris International	21,558	722
Procter & Gamble	31,654	1,525
Reynolds American#	1,544	52
Safeway	4,464	83
Sara Lee#	6,868	53
SUPERVALU#	2,011	31
SYSCO	6,195	133
Tyson Foods, Cl A	3,690	31
Walgreen	10,521	251
Wal-Mart Stores#	23,845	1,174
Whole Foods Market#	1,533	19

		9,082

	Number of Shares	Value (000)
COMMON STOCKS — continued
Energy — 13.4%
Anadarko Petroleum#	4,893	$171
Apache	3,568	211
Baker Hughes	3,255	95
BJ Services	3,157	31
Cabot Oil & Gas	1,122	23
Cameron International*	2,333	45
Chesapeake Energy#	5,800	91
Chevron	21,610	1,312
ConocoPhillips	15,861	592
Consol Energy	1,944	53
Devon Energy	4,684	205
Diamond Offshore Drilling	716	45
El Paso#	7,512	51
ENSCO International	1,517	37
EOG Resources	2,647	132
ExxonMobil	54,112	3,674
Halliburton	9,511	155
Hess	3,026	166
Marathon Oil	7,504	175
Massey Energy#	907	10
Murphy Oil	2,037	85
Nabors Industries*#	3,068	30
National Oilwell Varco*	4,468	119
Noble	2,811	69
Noble Energy	1,846	84
Occidental Petroleum	8,620	447
Peabody Energy	2,863	68
Pioneer Natural Resources	1,252	18
Range Resources	1,655	59
Rowan#	1,243	15
Schlumberger	12,728	484
Smith International	2,347	50
Southwestern Energy*	3,651	105
Spectra Energy	6,519	85
Sunoco#	1,229	41
Tesoro Petroleum#	1,507	22
Valero Energy	5,454	106
Williams	6,195	70
XTO Enegy	6,146	195

		9,426

Financials — 9.5%
AFLAC	4,956	83
AIG#	28,589	12
Allstate#	5,698	96
American Capital	2,238	3
American Express	12,332	149
Ameriprise Financial	2,302	37
AON	2,869	110
Apartment Investment & Management, Cl A REIT#	1,230	6
Assurant	1,250	25
AvalonBay Communities REIT	821	35
Bank of America	67,980	268
Bank of New York Mellon#	12,202	270
BB&T#	5,874	95
Boston Properties REIT#	1,284	48
Capital One Financial	4,164	50
CB Richard Ellis Group, Cl A*#	2,371	7
Charles Schwab	9,948	126
Chubb	3,782	148
Cincinnati Financial	1,727	35
CIT Group#	4,207	10
Citigroup#	57,941	87
CME Group	712	130
Comerica#	1,600	24
Developers Diversified Realty REIT#	1,302	4
Discover Financial Services	5,102	29
E*Trade Financial*#	5,983	5
Equity Residential REIT#	2,892	51
Federated Investors, Cl B	959	18
Fifth Third Bancorp#	6,139	13
First Horizon National#	2,167	20
Franklin Resources	1,609	74
Genworth Financial, Cl A#	4,605	6
Goldman Sachs Group	4,707	429
Hartford Financial Services#	3,203	20
HCP REIT#	2,686	49
Health Care REIT#	1,158	36
Host Hotels & Resorts REIT	5,556	21
Hudson City Bancorp	5,542	57
Huntington Bancshares#	3,963	6
IntercontinentalExchange*	768	44
Invesco	4,092	47
Janus Capital Group#	1,628	7
JPMorgan Chase	39,706	907
KeyCorp#	5,263	37
Kimco Realty REIT#	2,451	22
Legg Mason#	1,510	19
Leucadia National*#	1,890	28
Lincoln National#	2,720	23
Loews	3,848	76
M&T Bank#	821	30
Marsh & McLennan	5,466	98
Marshall & Ilsley#	2,768	13
MBIA*#	2,003	5
MetLife	8,437	156
Moody’s#	2,065	37
Morgan Stanley	11,307	221
NASDAQ OMX Group*	1,448	30
Northern Trust	2,371	132
NYSE Euronext#	2,818	48
People’s United Financial#	3,708	65
Plum Creek Timber REIT#	1,774	46
PNC Financial Services Group	4,550	124
Principal Financial Group#	2,758	22
Progressive*#	7,184	83
Prologis REIT	2,805	16
Prudential Financial	4,508	74
Public Storage REIT	1,333	74
Regions Financial#	7,357	25
Simon Property Group REIT	2,401	79
SLM*#	4,969	23
State Street	4,592	116
SunTrust Banks	3,765	45
T. Rowe Price Group#	2,747	62
Torchmark#	905	19
Travelers	6,225	225
U.S. Bancorp	18,655	267
Unum Group	3,521	36
Vornado Realty Trust REIT	1,461	48
Wells Fargo	44,868	543
XL Capital, Cl A#	3,517	12
Zions Bancorp#	1,229	11

		6,687

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — 15.2%
Abbott Laboratories	16,578	$785
Aetna	4,946	118
Allergan	3,631	141
AmerisourceBergen	1,736	55
Amgen*	11,353	555
Baxter International	6,624	337
Becton Dickinson	2,643	164
Biogen Idec*	3,072	141
Boston Scientific*	16,179	114
Bristol-Myers Squibb	20,870	384
C.R. Bard	1,099	88
Cardinal Health	3,854	125
Celgene*	4,901	219
Cephalon*#	742	49
CIGNA	3,112	49
Coventry Health Care*	1,563	18
Covidien	5,355	170
DaVita*	1,177	55
DENTSPLY International#	1,467	34
Eli Lilly	10,724	315
Express Scripts*	2,699	136
Forest Laboratories*	3,206	69
Genzyme*	2,887	176
Gilead Sciences*	9,897	443
Hospira*	1,584	37
Humana*#	1,714	41
IMS Health	1,896	24
Intuitive Surgical*#	433	39
Johnson & Johnson	29,422	1,471
King Pharmaceuticals*#	1,574	11
Laboratory Corporation of America Holdings*#	1,208	66
Life Technologies*	1,912	56
McKesson	3,065	126
Medco Health Solutions*	5,335	216
Medtronic	11,934	353
Merck	22,479	544
Millipore*	547	30
Mylan Laboratories*#	4,114	51
Patterson*	1,068	19
PerkinElmer	1,405	18
Pfizer	70,759	871
Quest Diagnostics	1,720	79
Schering-Plough	17,581	306
St. Jude Medical*	3,775	125
Stryker#	2,500	84
Tenet Healthcare*	2,581	3
Thermo Fisher Scientific*	4,566	166
UnitedHealth Group	12,838	252
Varian Medical Systems*#	1,233	38
Waters*	1,049	37
Watson Pharmaceuticals*#	1,381	39
WellPoint*#	5,431	184
Wyeth	14,152	578
Zimmer Holdings*	2,172	76

		10,680

Industrials — 9.5%
3M#	7,102	323
Avery Dennison	888	18
Boeing	7,740	243
Burlington Northern Santa Fe#	2,984	175
C.H. Robinson Worldwide	1,791	74
Caterpillar	6,393	157
Cintas	1,565	32
Cooper Industries, Cl A	1,841	39
CSX	4,188	103
Cummins	2,016	42
Danaher	2,716	138
Deere	4,518	124
Dover	1,977	49
Dun & Bradstreet (The)	608	45
Eaton	1,618	59
Emerson Electric	8,240	220
Equifax	1,239	27
Expeditors International Washington	2,260	62
Fastenal#	1,526	46
FedEx#	3,306	143
Flowserve	647	33
Fluor#	2,020	67
General Dynamics#	4,182	183
General Electric	111,526	949
Goodrich	1,424	47
Honeywell International	7,720	207
Illinois Tool Works	4,184	116
Ingersoll-Rand, Cl A	3,388	48
Iron Mountain*#	1,891	35
ITT#	1,953	73
Jacobs Engineering Group*#	1,402	47
L-3 Communications Holdings	1,261	85
Lockheed Martin	3,521	222
Manitowoc	1,380	6
Masco	3,827	20
Monster Worldwide*	1,317	9
Norfolk Southern	3,936	125
Northrop Grumman	3,516	131
PACCAR	4,230	106
Pall	1,140	27
Parker Hannifin	1,587	53
Pitney Bowes	2,119	41
Precision Castparts	1,523	84
Raytheon	4,392	176
Republic Services	3,340	67
Robert Half#	1,485	23
Rockwell Automation#	1,494	30
Rockwell Collins	1,686	53
RR Donnelley & Sons	2,035	16
Ryder System	500	11
Southwest Airlines	7,900	47
Stericycle*#	923	44
Textron	1,850	11
Tyco International	5,142	103
Union Pacific	5,384	202
United Parcel Service, Cl B#	10,585	436
United Technologies	10,092	412
W.W. Grainger	742	49
Waste Management	5,206	141

		6,654

Information Technology — 16.9%
Adobe Systems*	5,645	94
Advanced Micro Devices*#	6,385	14
Affiliated Computer Services, Cl A*	1,019	48
Agilent Technologies*#	3,710	51
Akamai Technologies*	2,652	48
Altera	3,058	47

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Amphenol	2,078	$53
Analog Devices	3,150	59
Apple*	9,459	845
Applied Materials	14,264	131
Autodesk*#	2,406	31
Automatic Data Processing#	5,385	184
BMC Software*	2,014	60
Broadcom, Cl A*	4,923	81
CA	4,218	71
Ciena*	566	3
Cisco Systems*	62,304	909
Citrix Systems*	1,803	37
Cognizant Technology Solutions, Cl A*	3,095	57
Computer Sciences*	1,727	60
Compuware*#	2,313	14
Convergys*#	1,239	8
Corning#	17,241	182
Dell*	17,551	150
eBay*	11,468	125
Electronic Arts*	3,412	56
EMC*#	22,531	237
Fidelity National Information Services	2,009	35
Fiserv*	1,702	56
FLIR Systems*	1,373	28
Google, Cl A*	2,569	868
Harris	1,423	53
Hewlett-Packard	26,032	756
Intel	59,182	754
International Business Machines	14,280	1,314
Intuit*#	3,401	77
Jabil Circuit	2,252	9
JDS Uniphase*#	2,223	6
Juniper Networks*	5,674	81
KLA-Tencor	1,806	31
Lexmark International, Cl A*#	840	14
Linear Technology#	2,398	52
LSI*	6,828	20
Mastercard#	888	140
McAfee*	1,622	45
MEMC Electronic Materials*	2,256	34
Microchip Technology#	1,934	36
Micron Technology*#	7,709	25
Microsoft	81,278	1,313
Molex#	1,569	18
Motorola#	23,305	82
National Semiconductor#	2,074	23
NetApp*	3,864	52
Novell*	1,959	6
Novellus Systems*#	1,004	13
NVIDIA*	6,129	51
Oracle*	41,636	647
Paychex#	3,413	75
QLogic*#	929	9
QUALCOMM	17,601	588
Salesforce.com*#	1,019	29
SanDisk*#	2,601	23
Sun Microsystems*#	7,982	37
Symantec*	8,960	124
Tellabs*	5,263	20
Teradata*	1,892	29
Teradyne*#	1,800	7
Texas Instruments#	13,688	196
Total System Services	2,361	30
Tyco Electronics	3,613	34
VeriSign*	1,992	38
Western Union	7,681	86
Xerox#	7,304	38
Xilinx	2,909	51
Yahoo!*#	14,842	196

		11,904

Materials — 3.0%
Air Products & Chemicals	2,222	103
AK Steel Holding	1,223	7
Alcoa#	6,213	39
Allegheny Technologies#	1,089	21
Ball	1,113	45
Bemis	969	18
CF Industries Holdings	623	40
Dow Chemical	8,087	58
E.I. DuPont de Nemours#	8,934	168
Eastman Chemical#	758	15
Ecolab	1,803	57
Freeport-McMoRan Copper & Gold	4,639	141
International Flavors & Fragrances	837	22
International Paper	3,985	23
MeadWestvaco	1,962	18
Monsanto	5,827	444
Newmont Mining	5,311	221
Nucor	3,347	113
Owens-Illinois*	1,771	27
Pactiv*	1,459	23
PPG Industries	1,536	48
Praxair	3,345	190
Rohm & Haas	1,363	71
Sealed Air	1,502	17
Sigma-Aldrich#	1,420	51
Titanium Metals#	1,181	7
United States Steel	1,242	24
Vulcan Materials#	1,277	53
Weyerhaeuser	2,224	54

		2,118

Telecommunication Services — 4.0%
American Tower, Cl A*	4,752	138
AT&T	62,656	1,489
CenturyTel#	1,065	28
Embarq	1,594	56
Frontier Communications	3,278	24
Qwest Communications#	15,345	52
Sprint Nextel*	30,374	100
Verizon Communications	30,201	862
Windstream#	4,672	35

		2,784

Utilities — 4.3%
AES*	7,276	46
Allegheny Energy	1,721	41
Ameren	2,233	53
American Electric Power	4,371	123
CenterPoint Energy	3,305	34
CMS Energy#	2,258	25
Consolidated Edison	2,927	106
Constellation Energy Group	1,929	38
Dominion Resources#	6,212	187

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
DTE Energy	1,674	$45
Duke Energy	13,462	181
Dynegy, Cl A*	5,244	7
Edison International	3,354	91
Entergy	1,926	130
EQT	1,390	43
Exelon	6,996	330
FirstEnergy#	3,242	138
FPL Group#	4,414	200
Integrys Energy Group	853	21
Nicor#	391	12
NiSource	2,477	22
Pepco Holdings	2,152	32
PG&E	3,852	147
Pinnacle West Capital	1,085	28
PPL	3,831	107
Progress Energy	2,985	106
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	5,302	145
Questar	1,872	54
SCANA	1,266	38
Sempra Energy	2,474	103
Southern#	8,297	251
TECO Energy#	1,841	18
Wisconsin Energy	1,190	47
Xcel Energy	4,829	86

		3,035

Total Common Stocks (Cost $91,719)		68,100

EXCHANGE TRADED FUND — 0.6%
S&P Depository Receipt, Trust Series 1 (Cost $498)	6,000	444

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B) (Cost $ — )	5,934	—

AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $1,463)	1,463,496	1,463

Total Investments Before Collateral for Loaned Securities — 99.5% (Cost $93,680)		70,007

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 14.5%
Affiliated Money Market Fund — 12.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	8,511,399	8,511

Money Market Funds — 1.7%
AIM STIT Liquid Assets Portfolio	243,361	243
BlackRock Liquidity Funds TempFund Portfolio	249,601	250
Dreyfus Institutional Cash Advantage Fund	249,601	250
JP Morgan Prime Money Market Fund	237,121	237
Merrill Lynch Select Institutional Fund	199,681	200

		1,180

	Par (000)
Medium Term Notes — 0.7%
Morgan Stanley
0.700%, 04/03/09 (C)	$250	250
0.750%, 04/15/09 (C)	250	249

		499

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	8	8

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $10,198)		10,198

TOTAL INVESTMENTS — 114.0% (Cost $103,878)**		80,205

Other Assets & Liabilities — (14.0)%		(9,838)

TOTAL NET ASSETS — 100.0%		$70,367

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $107,905.

Gross unrealized appreciation (000)	$5,184
Gross unrealized depreciation (000)	(32,884)

Net unrealized depreciation (000)	$(27,700)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $9,642.
(A)	Illiquid Security.
(B)	Security fair valued using methods determined in good faith by the Board of Trustees.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

CVO — Contingent Value Obligation

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500® Composite Index	17	$3,452	03/20/09	$(332)

Cash in the amount of $420,750 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 94.6%
Consumer Discretionary — 11.1%
Carter’s*	72,020	$1,175
Deckers Outdoor*	22,070	911
Gildan Activewear*#	107,440	795
NetFlix*#	71,450	2,582
Penn National Gaming*	86,970	1,660
Snap-On Tools	38,090	899
Sonic*#	125,050	1,125
Strayer Education#	11,732	1,991
Tractor Supply*#	55,120	1,722

		12,860

Consumer Staples — 3.0%
Chattem*#	39,220	2,488
Corn Products International	49,340	995

		3,483

Energy — 4.8%
Alon USA Energy#	136,950	1,500
ATP Oil & Gas*#	90,270	315
Atwood Oceanics*#	83,380	1,274
Encore Acquisition*#	58,760	1,180
ION Geophysical*#	349,150	373
Oil States International*	69,900	931

		5,573

Financials — 17.9%
Affiliated Managers Group*#	54,810	1,972
BancorpSouth#	32,860	612
Bank of the Ozarks#	72,020	1,494
FirstService*#	277,970	2,416
Glacier Bancorp#	160,290	2,467
Lazard, Cl A#	123,960	3,010
Montpelier Re Holdings#	170,790	2,169
Pinnacle Financial Partners*#	104,160	2,066
Portfolio Recovery Associates*#	112,150	2,530
Prosperity Bancshares#	42,790	1,092
Valley National Bancorp#	78,030	892

		20,720

Healthcare — 6.5%
Bio-Reference Labs*#	127,768	2,965
Cubist Pharmaceuticals*	27,350	389
NuVasive*#	91,100	2,583
Pharmaceutical Product Development	66,450	1,594

		7,531

Industrials — 20.2%
AAR*#	134,370	1,776
BE Aerospace*	141,170	1,053
Copart*#	24,050	650
Curtiss-Wright	49,570	1,318
Esterline Technologies*	110,050	2,789
Graco#	89,410	1,518
GrafTech International*	68,650	388
Harsco	24,990	516
Houston Wire & Cable#	258,920	1,541
Huron Consulting Group*#	60,750	2,507
ICF International*#	115,330	2,767
IDEX	149,835	2,895
Regal-Beloit	74,040	2,123
Shaw Group (The)*	45,980	1,073
United Stationers*	20,870	454

		23,368

Information Technology — 21.4%
ANSYS*#	89,330	1,802
Comtech Telecommunications*	99,380	3,756
Digital River*#	137,230	3,283
FactSet Research Systems#	84,290	3,248
FLIR Systems*#	110,830	2,262
j2 Global Communications*#	182,905	3,426
OSI Systems*	119,250	1,884
Perot Systems, Cl A*	183,600	2,089
Rofin-Sinar Technologies*	67,480	989
Trimble Navigation*	139,370	1,965

		24,704

Materials — 7.6%
AK Steel Holding	135,200	836
AptarGroup#	21,190	595
Balchem#	141,020	2,926
Lubrizol#	37,690	1,036
Methanex#	159,490	1,167
Northgate Minerals*#	1,038,300	1,246
Universal Stainless & Alloy*	88,740	905

		8,711

Utilities — 2.1%
UGI	98,400	2,361

Total Common Stocks (Cost $155,164)		109,311

AFFILIATED MONEY MARKET FUND — 4.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	5,683,652	5,684
(Cost $5,684)

Total Investments Before Collateral for Loaned Securities — 99.5% (Cost $160,848)		114,995

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 44.9%
Affiliated Money Market Fund — 37.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	43,353,036	43,353

Money Market Funds — 5.2%
AIM STIT Liquid Assets Portfolio	1,239,566	1,240
BlackRock Liquidity Funds TempFund Portfolio	1,271,350	1,271
Dreyfus Institutional Cash Advantage Fund	1,271,350	1,271
JP Morgan Prime Money Market Fund	1,207,783	1,208
Merrill Lynch Select Institutional Fund	1,017,080	1,017

		6,007

	Par (000)
Medium Term Notes — 2.2%
Morgan Stanley
0.700%, 04/03/09 (A)	$1,271	1,271
0.750%, 04/15/09 (A)	1,271	1,271

		2,542

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	$40	$40

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $51,942)		51,942

TOTAL INVESTMENTS — 144.4% (Cost $212,790)**		166,937

Other Assets & Liabilities — (44.4)%		(51,342)

TOTAL NET ASSETS — 100.0%		$115,595

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $212,933.

Gross unrealized appreciation (000)	$5,917
Gross unrealized depreciation (000)	(51,913)

Net unrealized depreciation (000)	$(45,996)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $49,393.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	38	$1,785	03/20/09	$(294)

Cash in the amount of $209,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 12.5%
Aaron Rents	13,200	$317
Buffalo Wild Wings*#	4,900	151
DeVry	4,300	223
Marvel Entertainment*	8,000	207
Matthews International, Cl A	5,200	181
Monro Muffler	6,000	141
Panera Bread*#	6,000	264
PetMed Express*#	18,400	253
Strayer Education#	1,500	255
Unifirst	10,500	252

		2,244

Consumer Staples — 4.4%
BJ’s Wholesale Club*#	8,100	242
Flowers Foods#	10,100	225
Pantry*	4,300	66
Ruddick	5,100	111
Spartan Stores	9,200	141

		785

Energy — 2.8%
Clayton Williams Energy*	3,700	93
Comstock Resources*	2,100	64
Core Laboratories NV#	2,100	158
Cross Timbers Royalty Trust#	4,600	85
Natural Gas Services Group*	12,700	95

		495

Financials — 8.6%
American Physicians Capital	4,700	199
Bancfirst	3,700	129
ESSA Bancorp	9,200	110
EZCORP, Cl A*	21,100	217
Life Partners Holdings#	7,875	135
NewAlliance Bancshares	20,600	235
Platinum Underwriters Holdings	12,300	345
Urstadt Biddle Properties, Cl A REIT	14,100	171

		1,541

Healthcare — 27.1%
Alexion Pharmaceuticals*#	12,200	417
Align Technology*#	8,900	61
Amedisys*#	7,300	239
Bio-Rad Laboratories, Cl A*	2,100	117
Cantel Medical*	10,800	135
Cardiac Science*	27,900	102
Computer Programs & Systems	7,400	198
Emergent Biosolutions*#	15,200	294
Ensign Group	7,700	102
Enzon Pharmaceuticals*#	17,400	92
Haemonetics*	7,500	400
Icon, ADR*	8,000	164
Immucor*	4,100	92
inVentiv Health*	12,400	126
Isis Pharmaceuticals*#	16,200	208
King Pharmaceuticals*#	12,100	89
Landauer	4,600	230
Lincare Holdings*#	14,400	303
Myriad Genetics*	1,600	126
NuVasive*#	2,200	62
Onyx Pharmaceuticals*	3,800	114
OSI Pharmaceuticals*#	9,100	310
PDL BioPharma	18,300	107
STERIS	3,600	83
Techne	6,200	303
Thoratec*	2,800	64
US Physical Therapy*	17,800	183
Varian*	5,500	125

		4,846

Industrials — 17.0%
Applied Signal Technology	16,500	315
Brink’s	13,200	315
Curtiss-Wright	2,400	64
Ducommun	8,700	111
EMCOR Group*	15,700	242
Exponent*	7,900	178
Gardner Denver*	8,600	163
GrafTech International*	20,700	117
McGrath Rentcorp	4,100	64
Michael Baker*	6,300	202
Monster Worldwide*	13,700	90
Teledyne Technologies*	5,900	135
Tetra Tech*	6,100	137
Wabtec	5,800	155
Waste Connections*	5,800	138
Watson Wyatt Worldwide, Cl A	8,600	422
WESCO International*	12,100	201

		3,049

Information Technology — 20.2%
ANSYS*#	4,460	90
Arris Group*	22,100	135
Avocent*	16,100	193
Benchmark Electronics*	20,300	198
Compuware*#	14,700	87
FLIR Systems*	4,200	86
Informatica*	28,840	372
Interwoven*	9,500	153
Multi-Fineline Electronix*	13,400	191
NetEase.com, ADR*	10,000	205
Parametric Technology*	15,100	123
SkillSoft, ADR*#	40,700	280
Solera Holdings*	16,900	351
Sybase*	16,400	446
TeleTech Holdings*	25,900	224
Tyler Technologies*#	20,000	272
Viasat*	7,300	134
Wind River Systems*	9,700	73

		3,613

Materials — 1.5%
AptarGroup#	9,500	267

Telecommunication Services — 0.8%
Partner Communications, ADR#	10,300	148

Utilities — 2.3%
Central Vermont Public Service	5,000	103
Cia Paranaense de Energia, ADR#	21,900	201

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
ITC Holdings	2,800	$104

		408

Total Common Stocks
(Cost $22,037)		17,396

AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Money Market Fund, Class I†	511,835	512
(Cost $512)

Total Investments Before Collateral for Loaned Securities — 100.1% (Cost $22,549)		17,908

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.4%
Affiliated Money Market Fund — 20.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,644,802	3,645

Money Market Funds — 2.8%
AIM STIT Liquid Assets Portfolio	104,214	104
BlackRock Liquidity Funds TempFund Portfolio	106,886	107
Dreyfus Institutional Cash Advantage Fund	106,886	107
JP Morgan Prime Money Market Fund	101,541	102
Merrill Lynch Select Institutional Fund	85,509	85

		505

	Par (000)
Medium Term Notes — 1.2%
Morgan Stanley
0.700%, 04/03/09 (A)	$107	107
0.750%, 04/15/09 (A)	107	107

		214

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	3	3

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $4,367)		4,367

TOTAL INVESTMENTS — 124.5%
(Cost $26,916)**		22,275

Other Assets & Liabilities — (24.5)%		(4,380)

TOTAL NET ASSETS — 100.0%		$17,895

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,917.

Gross unrealized appreciation (000)	$588
Gross unrealized depreciation (000)	(5,230)

Net unrealized depreciation (000)	$(4,642)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $4,169.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 34.8%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	$93	$103
9.000%, 05/01/20	37	40
8.500%, 09/01/16	3	3
8.000%, 07/01/25	81	86
7.500%, 07/01/10 (A)	0	0
7.500%, 11/01/10	2	2
7.500%, 05/01/11	33	35
7.000%, 11/01/10	25	25
7.000%, 11/01/28	371	397
6.500%, 11/01/10	8	8

		699

Federal National Mortgage Association — 33.7%
9.500%, 05/01/18	14	15
9.000%, 11/01/24	173	192
7.000%, 01/01/33	598	640
7.000%, 10/01/33	130	139
6.500%, 03/01/37 (TBA)	7,000	7,319
6.000%, 07/01/28	1	1
6.000%, 01/01/34	179	186
6.000%, 11/01/35	250	259
6.000%, 09/01/36	9,343	9,668
6.000%, 02/01/37	591	611
6.000%, 03/01/37 (TBA)	1,500	1,549
6.000%, 07/01/37	2,825	2,920
6.000%, 09/01/38	3,456	3,573
5.500%, 12/01/33	8,127	8,359
5.500%, 05/01/35	1,602	1,645
5.500%, 12/01/36	8,551	8,779
5.500%, 07/01/37	4,116	4,220
5.000%, 06/01/20	4,313	4,446
5.000%, 10/01/35	10,031	10,227
5.000%, 11/01/35	996	1,016
4.500%, 08/01/20	7,072	7,225
4.500%, 10/01/20	3,328	3,396
4.500%, 03/01/21	5,941	6,070
4.500%, 09/01/35	3,450	3,462

		85,917

Government National Mortgage Association — 0.8%
8.500%, 11/15/21	38	41
8.500%, 07/15/22	14	15
8.250%, 04/20/17	3	3
8.000%, 01/15/30	242	262
6.500%, 06/15/32	213	224
6.500%, 10/15/33	247	259
6.000%, 08/15/32	118	123
6.000%, 02/15/33	955	990
6.000%, 11/15/33	205	213
6.000%, 11/15/34	14	14

		2,144

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $86,039)		88,760

CORPORATE BONDS — 27.3%
Cable — 1.2%
Comcast
5.300%, 01/15/14#	825	797
Comcast Cable Communications LLC
7.125%, 06/15/13#	345	355
Thomson Reuters
5.700%, 10/01/14	800	793
Time Warner Cable
8.250%, 02/14/14	125	130
5.850%, 05/01/17	1,025	927

		3,002

Consumer Staples — 1.4%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (B)	625	625
Avon Products
6.500%, 03/01/19	600	587
Delhaize Group
5.875%, 02/01/14	575	576
Kraft Foods
6.125%, 08/23/18	765	760
PepsiCo
7.900%, 11/01/18	510	613
Safeway
6.250%, 03/15/14	330	342

		3,503

Energy — 2.3%
ConocoPhillips
6.500%, 02/01/39	650	630
Energy Transfer Partners LP
5.950%, 02/01/15	850	762
Nexen
5.875%, 03/10/35	1,255	855
NGPL PipeCo
7.768%, 12/15/37 (B)	925	810
Petro-Canada
6.050%, 05/15/18	500	412
Shell International Finance BV
6.375%, 12/15/38	975	1,015
Suncor Energy
6.100%, 06/01/18	790	651
XTO Energy
5.750%, 12/15/13	730	726

		5,861

Financials — 8.8%
American Express
8.150%, 03/19/38	350	337
American Express Bank FSB
5.550%, 10/17/12	675	642
Bank of America (MTN)
3.125%, 06/15/12#	1,200	1,231
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	650	569
Citigroup
5.125%, 05/05/14	2,000	1,654
General Electric Capital
1.625%, 01/07/11#	1,480	1,483
General Electric Capital (MTN)
5.875%, 01/14/38	6,250	4,443
Goldman Sachs Group
6.125%, 02/15/33#	600	478
1.625%, 07/15/11	705	701
1.416%, 02/06/12 (C)	1,025	869
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,254

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
International Lease Finance (MTN)
5.625%, 09/15/10	$1,650	$1,245
JPMorgan Chase
2.125%, 06/22/12	695	692
6.000%, 01/15/18#	1,800	1,740
JPMorgan Chase Capital XV
5.875%, 03/15/35	600	402
Merrill Lynch
5.450%, 02/05/13	755	674
Merrill Lynch (MTN)
6.875%, 04/25/18	1,010	840
Morgan Stanley
5.300%, 03/01/13	920	863
1.374%, 01/15/10 (C)	960	931
Regions Financing Trust II
6.625%, 05/01/47 (C)	870	272
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (C)	1,500	195
Wachovia Capital Trust III
5.800%, 03/15/42 (C)	2,662	878

		22,393

Healthcare — 1.6%
Amgen
6.400%, 02/01/39	375	362
Novartis Securities Investment
5.125%, 02/10/19	800	792
Roche Holdings
6.000%, 03/01/19 (B)	1,075	1,085
UnitedHealth Group
4.875%, 02/15/13	850	827
WellPoint
5.000%, 12/15/14	975	924

		3,990

Industrials — 0.7%
Caterpillar
8.250%, 12/15/38	350	389
CRH America
8.125%, 07/15/18	725	565
Koninklijke Philips Electronics NV
6.875%, 03/11/38	1,000	974

		1,928

Insurance — 0.4%
AIG
8.175%, 05/15/49 (B) (C)	675	108
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (B)	535	413
MetLife
7.717%, 02/15/19	590	569

		1,090

Media — 0.3%
Walt Disney (MTN)
4.500%, 12/15/13	660	673

Real Estate Investment Trusts — 0.4%
AMB Property LP (MTN)
6.300%, 06/01/13	800	564
Realty Income
6.750%, 08/15/19	800	549

		1,113

Retail — 1.9%
Autozone
6.500%, 01/15/14	690	685
CVS Caremark
5.750%, 06/01/17	775	756
Home Depot
5.875%, 12/16/36	1,000	727
Staples
9.750%, 01/15/14	600	630
Walgreen
5.250%, 01/15/19	590	581
Wal-Mart Stores
5.250%, 09/01/35	1,630	1,514

		4,893

Technology — 1.9%
Cisco Systems
5.900%, 02/15/39	465	433
Hewlett-Packard
6.125%, 03/01/14	800	847
International Business Machines
7.625%, 10/15/18	2,195	2,483
KLA-Tencor
6.900%, 05/01/18	475	373
Oracle
5.750%, 04/15/18	645	652

		4,788

Telecommunications — 2.4%
AT&T
6.700%, 11/15/13	850	899
6.550%, 02/15/39	325	302
British Telecommunications PLC
8.625%, 12/15/10	575	599
GTE
6.940%, 04/15/28	1,525	1,434
Telecom Italia Capital SA
6.999%, 06/04/18	900	812
Telefonica Emisiones SAU
6.221%, 07/03/17	850	854
Verizon Communications
8.500%, 11/15/18 (B)	1,000	1,126

		6,026

Transportation — 0.2%
ERAC USA Finance
6.375%, 10/15/17 (B)	900	585

U.S. Government Agency Backed Temporary Liquidity Guarantee
Program — 1.5%
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	2,335	2,384
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,335	1,365

		3,749

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 2.3%
Appalachian Power
4.950%, 02/01/15	$875	$772
Baltimore Gas & Electric
6.125%, 07/01/13	905	868
Bruce Mansfield Unit
6.850%, 06/01/34	575	440
Dominion Resources
7.000%, 06/15/38	725	713
Midamerican Energy
6.750%, 12/30/31	1,000	1,037
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	500	473
Nisource Finance
6.400%, 03/15/18	830	652
Potomac Electric Power
6.500%, 11/15/37	360	349
Southwestern Public Service
6.000%, 10/01/36	860	716

		6,020

Total Corporate Bonds (Cost $78,124)		69,614

ASSET BACKED SECURITIES — 17.7%
Automotive — 4.8%
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	4,330	4,226
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	3,465	3,470
USAA Auto Owner Trust, Series 2008-1, Cl A-3
4.160%, 04/16/12	2,300	2,289
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	2,185	2,167

		12,152

Credit Cards — 7.6%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	2,720	2,746
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,400	7,423
MBNA Credit Card Master Note Trust, Series 2005-A3, Cl A3
4.100%, 10/15/12	2,720	2,694
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
0.445%, 09/15/11## (C)	6,700	6,673

		19,536

Mortgage Related — 1.4%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (D)	317	282
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,548	3,314

		3,596

Utilities — 3.9%
JCP&L Transition Funding LLC, Series 2002-A, Cl A3
5.810%, 12/05/15	4,065	4,295
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,611

		9,906

Total Asset Backed Securities (Cost $45,878)		45,190

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.0%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	10,208
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,235
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,950

Total Collateralized Mortgage Obligations (Cost $19,164)		20,393

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	4,054
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (C)	6,600	5,038
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	5,650	4,138

Total Commercial Mortgage-Backed Securities (Cost $17,392)		13,230

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds — 0.1%
5.375%, 02/15/31#	80	96
4.500%, 02/15/36	270	299

		395

U.S. Treasury Inflationary Index Bond — 2.9%
1.625%, 01/15/18#	7,690	7,334

U.S. Treasury Notes — 1.7%
6.500%, 02/15/10#	2,000	2,108
4.875%, 08/15/16	1,905	2,175

		4,283

Total U.S. Treasury Obligations (Cost $12,525)		12,012

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal National Mortgage Association — 2.5%
Federal National Mortgage Association
5.000%, 10/15/11#	$3,520	$3,810
4.750%, 12/15/10#	125	132

		3,942

Federal National Mortgage Association (DN)
0.244%, 03/12/09##	2,360	2,360

Total U.S. Government Agency Obligations (Cost $6,289)		6,302

	Number of Shares
PREFERRED STOCKS — 0.0%
Financial Conduits — 0.0%
Fannie Mae	60,500	50
Freddie Mac	44,080	22

Total Preferred Stocks (Cost $2,502)		72

AFFILIATED MONEY MARKET FUND — 2.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,221,594	6,222
(Cost $6,222)

Total Investments Before Collateral for Loaned Securities — 102.6% (Cost $274,135)		261,795

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 9.1%
Affiliated Money Market Fund — 7.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	19,426,610	19,427

Money Market Funds — 1.1%
AIM STIT Liquid Assets Portfolio	555,453	555
BlackRock Liquidity Funds TempFund Portfolio	569,695	570
Dreyfus Institutional Cash Advantage Fund	569,695	570
JP Morgan Prime Money Market Fund	541,211	541
Merrill Lynch Select Institutional Fund	455,756	456

		2,692

	Par (000)
Medium Term Notes — 0.4%
Morgan Stanley
0.700%, 04/03/09 (C)	$570	570
0.750%, 04/15/09 (C)	570	569

		1,139

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	18	18

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $23,276)		23,276

TOTAL INVESTMENTS — 111.7% (Cost $297,411)*		285,071

Other Assets & Liabilities — (11.7)%		(29,835)

TOTAL NET ASSETS — 100.0%		$255,236

*	Aggregate cost for Federal income tax purposes is (000) $297,449.

Gross unrealized appreciation (000)	$6,087
Gross unrealized depreciation (000)	(18,465)

Net unrealized depreciation (000)	$(12,378)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $22,791.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Par and Value are less than $500.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,752 and represents 1.9% of net assets as of February 28, 2009.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.
(D)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TBA — To Be Announced

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 96.5%
Federal Home Loan Mortgage Corporation — 11.5%
12.250%, 08/01/15	$26	$28
9.000%, 06/01/09 to 09/01/20	126	136
8.750%, 06/01/16 to 05/01/17	22	24
8.500%, 09/01/17 to 01/01/22	103	111
8.000%, 02/01/17 to 03/01/22	79	84
7.000%, 05/01/31	118	126
6.000%, 10/01/32	911	950
5.500%, 12/01/36	8,181	8,387
5.000%, 07/15/33 to 11/01/35	9,800	9,950

		19,796

Federal National Mortgage Association — 79.2%
12.500%, 05/01/15	43	47
11.250%, 05/01/14	12	14
10.000%, 06/01/21	14	15
9.000%, 06/01/09 to 10/01/19	13	14
8.500%, 11/01/21 to 09/01/23	36	39
8.000%, 02/01/23 to 03/01/23	15	16
7.500%, 09/01/22 to 05/01/32	549	587
7.000%, 12/01/15 to 10/01/32	819	873
6.500%, 12/01/12 to 03/01/36	4,753	4,988
6.500%, 03/01/37 (TBA)	4,000	4,183
6.000%, 11/01/35 to 07/01/37	25,991	26,892
6.000%, 07/01/37 (TBA)	6,000	6,197
5.500%, 11/01/09 to 12/01/36	46,159	47,476
5.000%, 06/01/18 to 11/01/35	33,932	34,710
4.500%, 04/01/18 to 06/01/20	10,282	10,518

		136,569

Government National Mortgage Association — 5.8%
17.000%, 11/15/11	25	29
15.000%, 06/15/11 to 01/15/13	383	447
14.500%, 09/15/12 to 08/15/14	3	3
14.000%, 05/15/11 to 02/15/15	120	137
13.500%, 05/15/10 to 01/20/15	144	167
13.000%, 11/15/10 to 06/20/15	168	194
12.500%, 04/15/10 to 01/20/16	198	226
12.000%, 08/15/12 to 09/15/15	169	194
11.500%, 02/15/13 to 08/15/14	50	57
9.250%, 12/15/16 to 05/15/21	57	61
9.000%, 04/15/09 to 11/15/24	281	303
8.750%, 12/15/16	45	48
8.500%, 01/15/17 to 09/15/24	288	311
8.000%, 04/15/17 to 05/20/30	769	830
7.500%, 09/20/15 to 09/20/30	1,392	1,502
7.000%, 12/15/10 to 06/15/32	2,486	2,680
6.500%, 10/15/22 to 09/15/31	1,903	1,986
6.000%, 07/20/29	704	731

		9,906

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $160,903)		166,271

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.1%
Federal Farm Credit Bank — 0.0%
0.282%, 03/02/09##	75	75

Federal National Mortgage Association — 3.1%
0.230%, 03/09/09	5,000	5,000
0.244%, 03/12/09##	300	300

		5,300

Total U.S. Government Agency Obligations (Cost $5,375)		5,375

ASSET BACKED SECURITIES — 2.9%
Credit Cards — 2.9%
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
0.445%, 09/15/11## (A)	5,000	4,980

Total Asset Backed Securities (Cost $5,000)		4,980

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	28	28
Federal National Mortgage Association
4.500%, 06/25/18	1,292	1,306
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	65	68
Structured Mortgage Asset Residential Trust,
Series 1992-2, Cl I
8.250%, 06/25/19	148	148

Total Collateralized Mortgage Obligations (Cost $1,565)		1,550

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.4%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,168,476	4,168

(Cost $4,168)
TOTAL INVESTMENTS — 105.8%
(Cost $177,011)*		182,344

Other Assets & Liabilities — (5.8)%		(9,997)

TOTAL NET ASSETS — 100.0%		$172,347

*	Aggregate cost for Federal income tax purposes is (000) $177,011.

Gross unrealized appreciation (000)	$5,419
Gross unrealized depreciation (000)	(86)

Net unrealized appreciation (000)	$5,333

†	See Note 3 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

PLC — Public Liability Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 95.1%
Automotive — 3.7%
Allison Transmission
11.000%, 11/01/15 (A)	$60	$29
Ford Motor Credit
7.250%, 10/25/11	315	171
General Motors
8.375%, 07/15/33#	405	54

		254

Cable — 5.3%
CSC Holdings
8.500%, 06/15/15 (A)	225	215
DirecTV Holdings LLC
8.375%, 03/15/13	150	151

		366

Consumer Non-Cyclical — 5.5%
GSC Holdings
8.000%, 10/01/12	210	210
Hanesbrands
5.698%, 12/15/14 (B)	225	148
Quiksilver
6.875%, 04/15/15	50	25

		383

Consumer Services — 18.2%
Browning-Ferris Industries
9.250%, 05/01/21	50	51
Education Management LLC
8.750%, 06/01/14	150	142
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15 (A)	25	2
Gaylord Entertainment
8.000%, 11/15/13	100	66
Host Hotels & Resorts LP
7.000%, 08/15/12	100	83
Iron Mountain
8.750%, 07/15/18	100	100
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A)	200	66
MGM Mirage
7.625%, 01/15/17#	260	104
Royal Caribbean Cruises
7.250%, 06/15/16	200	100
Speedway Motorsports
6.750%, 06/01/13	200	164
Starwood Hotels & Resorts Worldwide
7.875%, 05/01/12	100	86
Ticketmaster
10.750%, 07/28/16 (A)	125	90
Universal City Development Partners
11.750%, 04/01/10	100	77
Universal City Florida Holding
8.375%, 05/01/10#	130	62
Wynn Las Vegas Capital
6.625%, 12/01/14	90	63

		1,256

Consumer Staples — 4.8%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (A)	150	150
Constellation Brands
8.375%, 12/15/14	75	75
Del Monte
8.625%, 12/15/12	105	106

		331

Energy — 10.5%
Chesapeake Energy
6.625%, 01/15/16	200	164
Copano Energy LLC
7.750%, 06/01/18 (A)	90	70
Denbury Resources
7.500%, 04/01/13	120	109
MarkWest Energy Partners
8.500%, 07/15/16	100	72
OPTI Canada
8.250%, 12/15/14	160	54
PHI
7.125%, 04/15/13	175	104
Tesoro
6.625%, 11/01/15	185	151

		724

Financials — 5.9%
Citigroup Capital XXI
8.300%, 12/21/49 (B)	100	48
Goldman Sachs
5.625%, 01/15/17	125	100
Wells Fargo Capital XV
9.750%, 12/29/49# (B)	375	264

		412

Healthcare — 3.2%
HCA
9.250%, 11/15/16	245	224

Industrials — 9.2%
Baldor Electric
8.625%, 02/15/17	185	146
H&E Equipment Services
8.375%, 07/15/16	60	38
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17	330	44
K Hovnanian Enterprises
11.500%, 05/01/13	125	97
Steel Dynamics
7.750%, 04/15/16 (A)	175	135
Terex
8.000%, 11/15/17#	125	101
USG
6.300%, 11/15/16	125	74

		635

Insurance — 0.1%
AIG
8.175%, 05/15/49 (A) (B)	50	8

Materials — 4.2%
Owens-Illinois
7.800%, 05/15/18	200	192

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Rock-Tenn
9.250%, 03/15/16 (A)	$100	$99

		291

Media — 3.0%
DISH DBS
7.750%, 05/31/15	225	208

Retail — 3.2%
Limited Brands
5.250%, 11/01/14	120	81
Neiman-Marcus Group
10.375%, 10/15/15#	150	62
Staples
9.750%, 01/15/14	75	79

		222

Technology — 6.6%
BE Aerospace
8.500%, 07/01/18	150	120
Sungard Data Systems
10.625%, 05/15/15 (A)	125	105
10.250%, 08/15/15	200	137
TransDigm
7.750%, 07/15/14	100	92

		454

Telecommunications — 3.5%
Nextel Communications
7.375%, 08/01/15	215	99
Sprint Capital
8.375%, 03/15/12	175	142

		241

Transportation — 3.4%
Avis Budget Car Rental
7.750%, 05/15/16#	100	20
Hertz
10.500%, 01/01/16#	175	66
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	150	147

		233

Utilities — 4.8%
Edison Mission Energy
7.750%, 06/15/16	50	46
NRG Energy
7.250%, 02/01/14	145	137
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	300	151

		334

Total Corporate Bonds (Cost $8,765)		6,576

	Number of Shares
PREFERRED STOCKS — 1.0%
Financial Conduits — 0.1%
Fannie Mae	10,000	8
Freddie Mac	3,000	1

		9

Financials — 0.9%
Bank of America	8,000	63

Total Preferred Stocks (Cost $526)		72

AFFILIATED MONEY MARKET FUND — 0.7%
Allegiant Money Market Fund, Class I†	48,222	48
(Cost $48)

Total Investments Before Collateral for Loaned Securities — 96.8% (Cost $9,339)		6,696

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.2%
Affiliated Money Market Fund — 8.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	585,578	586

Money Market Funds — 1.2%
AIM STIT Liquid Assets Portfolio	16,743	17
BlackRock Liquidity Funds TempFund Portfolio	17,172	17
Dreyfus Institutional Cash Advantage Fund	17,172	17
JP Morgan Prime Money Market Fund	16,314	16
Merrill Lynch Select Institutional Fund	13,738	14

		81

	Par (000)
Medium Term Notes — 0.5%
Morgan Stanley
0.700%, 04/03/09 (B)	$17	17
0.750%, 04/15/09 (B)	17	17

		34

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	1	1

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $702)		702

TOTAL INVESTMENTS — 107.0% (Cost $10,041)*		7,398

Other Assets & Liabilities — (7.0)%		(482)

TOTAL NET ASSETS — 100.0%		$6,916

Allegiant High Yield Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $10,041.

Gross unrealized appreciation (000)	$135
Gross unrealized depreciation (000)	(2,778)

Net unrealized depreciation (000)	$(2,643)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $686.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $969 and represents 14.0% of net assets as of February 28, 2009.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

LLC — Limited Liability Company

LP — Limited Partnership

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)

CORPORATE BONDS — 37.6%
Cable — 1.4%
Comcast Cable Communications LLC
7.125%, 06/15/13#	$1,832	$1,887
Rogers Communications
6.800%, 08/15/18	990	991
Thomson Reuters
5.700%, 10/01/14	1,000	991
Time Warner Cable
8.250%, 02/14/14	260	271
5.850%, 05/01/17	1,000	904

		5,044

Chemicals — 0.1%
Dow Chemical
5.700%, 05/15/18	345	235

Consumer Discretionary — 0.2%
Washington Post
7.250%, 02/01/19	765	776

Consumer Staples — 2.1%
Anheuser-Busch Worldwide
7.750%, 01/15/19 (A)	750	750
Avon Products
6.500%, 03/01/19	835	818
Clorox
5.000%, 03/01/13	1,010	1,012
Kraft Foods
6.750%, 02/19/14	360	384
6.125%, 08/23/18	1,250	1,242
PepsiCo
7.900%, 11/01/18	580	697
Procter & Gamble
4.600%, 01/15/14	1,250	1,311
Safeway
6.500%, 03/01/11	1,160	1,214

		7,428

Energy — 4.2%
Apache
6.250%, 04/15/12	885	934
Baker Hughes
6.500%, 11/15/13	870	921
BP Capital Markets PLC
5.250%, 11/07/13	745	792
ConocoPhillips
5.750%, 02/01/19	870	851
Devon Energy
6.300%, 01/15/19	950	930
Energy Transfer Partners LP
5.950%, 02/01/15	1,375	1,233
EOG Resources
6.125%, 10/01/13	675	716
Hess
8.125%, 02/15/19	915	933
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,100	1,036
NGPL Pipe
7.119%, 12/15/17 (A)	1,325	1,229
Petro-Canada
6.050%, 05/15/18	940	775
Rockies Express Pipeline LLC
6.250%, 07/15/13 (A)	650	633
Suncor Energy
6.100%, 06/01/18	930	766
TEPPCO Partners LP
6.650%, 04/15/18	1,130	987
Weatherford International
6.000%, 03/15/18	920	763
XTO Energy
4.900%, 02/01/14	1,160	1,115
5.500%, 06/15/18	370	339

		14,953

Financials — 10.9%
American Express
7.000%, 03/19/18	1,190	1,121
American Express Bank FSB
5.550%, 10/17/12	625	594
Bank of America
5.650%, 05/01/18#	2,890	2,447
Bank of America (MTN)
3.125%, 06/15/12#	1,500	1,538
BB&T
4.750%, 10/01/12	1,625	1,557
Bear Stearns LLC (MTN)
6.950%, 08/10/12	657	680
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	722
CIT Group (MTN)
5.125%, 09/30/14	1,250	741
Citigroup
5.125%, 05/05/14	3,625	2,997
Credit Suisse USA
6.125%, 11/15/11	1,100	1,114
Deutsche Bank
4.875%, 05/20/13	1,500	1,457
General Electric Capital
1.625%, 01/07/11#	1,880	1,884
5.625%, 05/01/18#	3,425	2,934
Goldman Sachs Group
1.625%, 07/15/11	925	920
1.416%, 02/06/12 (C)	3,100	2,629
International Lease Finance (MTN)
5.625%, 09/15/10	1,500	1,132
JPMorgan Chase
2.125%, 06/22/12	870	866
6.000%, 01/15/18#	3,030	2,929
Merrill Lynch
5.450%, 02/05/13	2,325	2,076
Merrill Lynch (MTN)
6.875%, 04/25/18	1,120	932
Morgan Stanley
5.300%, 03/01/13	2,400	2,250
1.374%, 01/15/10 (C)	435	422
TIAA Global Markets
4.950%, 07/15/13 (A)	1,000	973
UBS AG (MTN)
5.750%, 04/25/18	925	809
Wachovia
5.300%, 10/15/11	2,700	2,721
Wells Fargo
5.625%, 12/11/17#	900	854

		39,299

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.4%
Diageo Capital PLC
7.375%, 01/15/14	$310	$345
5.750%, 10/23/17	1,075	1,071

		1,416

Healthcare — 1.7%
Amgen
5.700%, 02/01/19	800	807
AstraZeneca PLC
5.900%, 09/15/17	950	1,001
Novartis Securities Investment
5.125%, 02/10/19	1,020	1,009
Roche Holdings
6.000%, 03/01/19 (A)	1,500	1,514
UnitedHealth Group
4.875%, 02/15/13	775	754
WellPoint
5.000%, 12/15/14	1,000	948

		6,033

Industrials — 3.1%
Caterpillar
7.000%, 12/15/13	1,550	1,641
CRH America
8.125%, 07/15/18	900	701
Emerson Electric
4.875%, 10/15/19	925	916
General Dynamics
5.250%, 02/01/14#	1,250	1,325
General Electric
5.250%, 12/06/17	3,980	3,663
Koninklijke Philips Electronics NV
5.750%, 03/11/18	950	917
PACCAR
6.875%, 02/15/14	850	867
United Technologies
6.125%, 02/01/19	950	1,008

		11,038

Insurance — 1.0%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	970	957
Chubb
5.750%, 05/15/18	620	596
MetLife
6.817%, 08/15/18	925	865
New York Life Global Funding
4.650%, 05/09/13 (A)	1,340	1,316

		3,734

Media — 0.2%
Walt Disney (MTN)
4.500%, 12/15/13	850	867

Real Estate Investment Trusts — 0.8%
AMB Property LP (MTN)
6.300%, 06/01/13	915	645
ERP Operating
5.500%, 10/01/12	965	879
Prologis
6.625%, 05/15/18#	880	495
Realty Income
5.950%, 09/15/16	1,225	844

		2,863

Retail — 1.6%
Autozone
6.500%, 01/15/14	850	843
CVS Caremark
5.750%, 06/01/17	1,250	1,219
Home Depot
5.250%, 12/16/13	925	897
Kroger
5.000%, 04/15/13	1,050	1,048
Staples
9.750%, 01/15/14	850	892
Wal-Mart Stores
5.800%, 02/15/18	900	966

		5,865

Technology — 2.0%
Cisco Systems
4.950%, 02/15/19	1,040	1,005
Hewlett-Packard
6.125%, 03/01/14	980	1,037
International Business Machines
7.625%, 10/15/18	2,690	3,043
KLA-Tencor
6.900%, 05/01/18	575	451
Oracle
5.750%, 04/15/18	930	941
Pitney Bowes (MTN)
5.750%, 09/15/17	720	733

		7,210

Telecommunications — 2.5%
AT&T
5.625%, 06/15/16	910	896
5.800%, 02/15/19	1,715	1,665
British Telecommunications PLC
8.625%, 12/15/10	750	782
GTE
6.840%, 04/15/18	590	576
Telecom Italia Capital SA
6.999%, 06/04/18	1,065	961
Telefonica Emisiones SAU
6.221%, 07/03/17	870	874
Verizon Communications
5.550%, 02/15/16	1,775	1,716
8.750%, 11/01/18	400	457
8.500%, 11/15/18 (A)	825	929

		8,856

Transportation — 1.4%
Burlington Northern Santa Fe
6.750%, 07/15/11	1,177	1,245
Canadian National Railway
5.550%, 05/15/18	965	959
ERAC USA Finance
6.375%, 10/15/17 (A)	850	552
FedEx
7.375%, 01/15/14	410	437

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
Norfolk Southern
5.750%, 01/15/16 (A)	$900	$874
Union Pacific
5.750%, 11/15/17	1,068	1,023

		5,090

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 1.3%
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	2,855	2,915
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,760	1,799

		4,714

Utilities — 2.7%
Appalachian Power
4.950%, 02/01/15	975	860
Baltimore Gas & Electric
6.125%, 07/01/13	1,000	959
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	1,000	1,032
FPL Group Capital
5.350%, 06/15/13	385	391
7.875%, 12/15/15	645	729
Metropolitan Edison
7.700%, 01/15/19	900	913
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	810	766
Nisource Finance
6.150%, 03/01/13	970	830
Pacificorp
5.650%, 07/15/18	1,075	1,095
PSI Energy
6.050%, 06/15/16	1,260	1,249
Virginia Electric & Power
4.750%, 03/01/13	810	818

		9,642

Total Corporate Bonds (Cost $139,057)		135,063

U.S. TREASURY OBLIGATIONS — 16.3%
U.S. Treasury Inflationary Index Bond — 2.4%
1.625%, 01/15/18#	9,000	8,583

U.S. Treasury Notes — 13.9%
4.875%, 08/15/09	155	158
4.875%, 07/31/11#	12,615	13,732
4.875%, 08/15/16#	12,810	14,624
4.250%, 08/15/13#	13,815	15,278
3.875%, 05/15/09#	6,245	6,290

		50,082

Total U.S. Treasury Obligations (Cost $59,592)		58,665

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	12,601
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	749	739
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	7,072
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,634
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,490
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,128
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	690	699
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.728%, 07/25/34 (C)	5,530	3,974

Total Collateralized Mortgage Obligations (Cost $42,599)		43,337

U.S. GOVERNMENT AGENCY MORTGAGE - BACKED OBLIGATIONS — 10.8%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,248	2,257

Federal National Mortgage Association — 10.1%
6.000%, 10/01/36	6,424	6,648
6.000%, 07/01/37	2,686	2,777
5.500%, 10/01/09	4	4
5.500%, 12/01/36	6,323	6,492
5.500%, 03/01/38	4,858	4,981
5.000%, 02/01/35	8,379	8,549
4.500%, 08/01/20	6,769	6,915

		36,366

Government National Mortgage Association — 0.0%
9.000%, 04/15/09 (B)	—	—
9.000%, 05/15/09 (B)	—	—
9.000%, 07/15/09 (B)	—	—

		—

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $37,292)		38,623

ASSET BACKED SECURITIES — 10.7%
Automotive — 4.4%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	1,794	1,797
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	5,280	5,153
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	4,573	4,585
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	2,168	2,160

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Automotive — continued
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	$2,047	$2,030

		15,725

Credit Cards — 4.5%
Chase Issuance Trust, Series 2005-A4, Cl A4
4.230%, 01/15/13	3,505	3,538
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,213
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	5,420	5,376

		16,127

Utilities — 1.8%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,666

Total Asset Backed Securities (Cost $38,362)		38,518

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal National Mortgage Association — 9.0%
5.000%, 10/15/11#	15,650	16,940
4.750%, 12/15/10#	14,640	15,464

Total U.S. Government Agency Obligations (Cost $31,736)		32,404

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.7%
Banc of America Commercial Mortgage, Series 2006-3, Cl A1
5.685%, 07/10/44	2,440	2,412

(Cost $2,451)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,283,627	7,284
(Cost $7,284)

Total Investments Before Collateral for Loaned Securities – 99.2%
(Cost $358,373)		356,306

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 30.2%
Affiliated Money Market Fund — 25.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	90,567,653	90,568

Money Market Funds — 3.5%
AIM STIT Liquid Assets Portfolio	2,589,544	2,589
BlackRock Liquidity Funds TempFund Portfolio	2,655,943	2,656
Dreyfus Institutional Cash Advantage Fund	2,655,943	2,656
JP Morgan Prime Money Market Fund	2,523,146	2,523
Merrill Lynch Select Institutional Fund	2,124,754	2,125

		12,549

	Par (000)
Medium Term Notes — 1.5%
Morgan Stanley
0.700%, 04/03/09 (C)	$2,656	2,656
0.750%, 04/15/09 (C)	2,656	2,656

		5,312

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	83	83

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $108,512)		108,512

TOTAL INVESTMENTS — 129.4% (Cost $466,885)*		464,818

Other Assets & Liabilities — (29.4)%		(105,528)

TOTAL NET ASSETS — 100.0%		$359,290

*	Aggregate cost for Federal income tax purposes is (000) $466,992.

Gross unrealized appreciation (000)	$7,434
Gross unrealized depreciation (000)	(9,608)

Net unrealized depreciation (000)	$(2,174)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $106,262.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $8,770 and represents 2.4% of net assets as of February 28, 2009.
(B)	Par and Value are less than $500.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 25.4%
Automotive — 0.6%
Daimler Finance North America LLC
7.750%, 01/18/11	$545	$534
PACCAR
6.375%, 02/15/12	280	288

		822

Cable — 0.8%
Comcast
5.500%, 03/15/11	680	690
Time Warner Cable
5.400%, 07/02/12	360	346

		1,036

Energy — 1.0%
Conoco Funding
6.350%, 10/15/11	855	921
XTO Energy
5.000%, 08/01/10	405	404

		1,325

Financials — 13.5%
Associates Corporation of North America
8.550%, 07/15/09	1,250	1,265
Bank of America
6.250%, 04/15/12	1,485	1,294
Bank of America (MTN)
3.125%, 06/15/12#	1,465	1,503
Bank One
5.900%, 11/15/11	1,645	1,678
Citigroup
7.250%, 10/01/10	345	298
General Electric Capital, Cl A (MTN)
6.000%, 06/15/12	1,515	1,507
Goldman Sachs Group
1.625%, 07/15/11	645	642
1.766%, 06/28/10 (C)	1,025	964
HSBC Finance
8.000%, 07/15/10	1,500	1,524
International Lease Finance (MTN)
5.625%, 09/15/10	720	543
John Deere Capital
2.875%, 06/19/12	325	330
John Deere Capital (MTN)
1.746%, 08/19/10 (C)	765	749
JPMorgan Chase
2.125%, 06/22/12	815	811
Merrill Lynch (MTN)
6.050%, 08/15/12	725	642
Morgan Stanley
6.750%, 04/15/11	865	869
National Westminster Bank PLC
7.375%, 10/01/09	733	722
Republic New York
7.750%, 05/15/09	720	721
Wachovia
5.300%, 10/15/11	1,650	1,663

		17,725

Healthcare — 0.4%
WellPoint
4.250%, 12/15/09	400	399
5.000%, 01/15/11	100	100

		499

Information Technology — 0.6%
Hewlett-Packard
2.312%, 03/01/12 (C)	800	759

Insurance — 0.9%
Genworth Financial
5.231%, 05/16/09#	355	350
Principal Life Income Funding Trusts (MTN)
5.150%, 06/17/11	900	837

		1,187

Real Estate Investment Trusts — 0.3%
Developers Diversified Realty
4.625%, 08/01/10	155	109
Liberty Property LP
7.250%, 03/15/11	402	357

		466

Retail — 0.8%
CVS Caremark
3.689%, 09/10/10 (C)	510	498
Home Depot
3.750%, 09/15/09	590	590

		1,088

Telecommunications — 1.9%
AT&T
7.300%, 11/15/11	813	874
British Telecommunications PLC
8.625%, 12/15/10	540	563
Verizon New England
6.500%, 09/15/11	665	684
Verizon Wireless Capital LLC
5.250%, 02/01/12 (A)	325	320

		2,441

Transportation — 0.8%
Burlington Northern Santa Fe
6.750%, 07/15/11	415	439
FedEx
5.500%, 08/15/09	603	608

		1,047

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.5%
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,450	1,482
HSBC USA (TLGP) (FDIC)
3.125%, 12/16/11#	1,725	1,770

		3,252

Utilities — 1.3%
Dominion Resources
5.125%, 12/15/09	550	553
Midamerican Funding LLC
6.750%, 03/01/11	600	619

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Xcel Energy
7.000%, 12/01/10	$488	$504

		1,676

Total Corporate Bonds (Cost $33,957)		33,323

ASSET BACKED SECURITIES — 22.2%
Automotive — 11.8%
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A3A
4.680%, 10/15/12	1,250	1,160
Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	1,246	1,240
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	958	952
Ford Credit Auto Owner Trust, Series 2007-A, Cl A3A
5.400%, 08/15/11	900	887
Ford Credit Auto Owner Trust, Series 2007-B, Cl A3A
5.150%, 11/15/11	2,195	2,142
Honda Auto Receivables Owner Trust, Series 2008-1, Cl A3
4.470%, 01/18/11	1,440	1,439
Nissan Auto Receivables Owner Trust, Series 2007-B, Cl A4
5.160%, 03/17/14	2,150	2,153
USAA Auto Owner Trust, Series 2007-1, Cl A3
5.430%, 10/17/11	1,793	1,803
USAA Auto Owner Trust, Series 2007-2, Cl A3
4.900%, 02/15/12	2,133	2,138
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	1,132	1,128
World Omni Auto Receivables Trust, Series 2006-B, Cl A3
5.150%, 11/15/10	532	533

		15,575

Credit Cards — 7.5%
American Express Credit Account Master Trust, Series 2004-3, Cl A
4.350%, 12/15/11	1,500	1,502
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	2,220	2,265
Citibank Credit Card Issuance Trust, Series 2007-A5, Cl A5
5.500%, 06/22/12	3,100	3,148
MBNA Credit Card Master Note Trust, Series 2005-A6, Cl A6
4.500%, 01/15/13	2,975	2,951

		9,866

Mortgage Related — 1.8%
Bear Stearns, Series 1999-2, Cl AF2
8.410%, 10/25/29 (B)	193	171
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	1,751	1,525
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	630	564
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	78	71

		2,331

Utilities — 1.1%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	1,367	1,413

Total Asset Backed Securities (Cost $29,652)		29,185

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Notes — 18.2%
4.875%, 04/30/11#	3,905	4,224
4.750%, 01/31/12#	6,600	7,241
4.625%, 08/31/11#	7,540	8,176
4.375%, 12/15/10#	4,000	4,250

Total U.S. Treasury Obligations (Cost $23,614)		23,891

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
5.522%, 02/25/33 (C)	78	60
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.711%, 06/25/33 (C)	546	461
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	607	599
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.573%, 09/20/34 (C)	1,353	977
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	462	470
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,082	1,098
Fannie Mae, Series 2003-113, CI PD
4.000%, 02/25/17	2,200	2,221
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	1,702	1,728
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	2,000	2,067
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	1,331	1,363
First Horizon Asset Securities, Series 2004-1 CI 1A1
5.500%, 03/25/34	496	488
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	1,337	1,340

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11 (C)	$532	$534
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,019
Freddie Mac, Series 2948, Cl EB
5.000%, 05/15/27	1,500	1,548
Freddie Mac, Series 3189, Cl PJ
6.000%, 03/15/30	1,804	1,867
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	287	294
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	354	365
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	103	103
Golden National Mortgage Asset Backed Certificates, Series GN1, Cl A
7.110%, 08/25/27 (D)	—	—
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	739	726

Total Collateralized Mortgage Obligations (Cost $20,543)		20,328

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.3%
Federal Home Loan Mortgage Corporation — 2.3%
Federal Home Loan Mortgage Corporation
6.000%, 05/01/21	1,910	2,005
5.500%, 02/01/10	179	182
5.500%, 06/01/10	329	334
5.000%, 10/01/09	489	493

		3,014

Federal National Mortgage Association — 13.0%
Federal National Mortgage Association
6.000%, 09/01/16	587	619
5.560%, 09/01/36 (C)	1,645	1,661
5.500%, 10/01/09	161	163
5.500%, 09/01/17	1,442	1,502
5.500%, 11/01/18	1,123	1,169
5.192%, 12/01/34 (C)	805	827
5.046%, 10/01/33 (C)	619	629
5.000%, 11/01/12	667	684
5.000%, 12/01/21	1,938	2,006
4.908%, 01/01/36 (C)	2,463	2,510
4.874%, 04/01/35 (C)	2,184	2,234
4.854%, 07/01/34 (C)	1,135	1,163
4.500%, 04/01/14	445	456
4.402%, 11/01/32 (C)	108	108
3.949%, 08/01/33	1,286	1,295

		17,026

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $19,648)		20,040

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	2,833,615	2,834
(Cost $2,834)

Total Investments Before Collateral for Loaned Securities – 98.7% (Cost $130,248)		129,601

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.5%
Affiliated Money Market Fund — 18.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	24,663,309	24,663

Money Market Funds — 2.6%
AIM STIT Liquid Assets Portfolio	705,183	705
BlackRock Liquidity Funds TempFund Portfolio	723,264	723
Dreyfus Institutional Cash Advantage Fund	723,264	723
JP Morgan Prime Money Market Fund	687,101	687
Merrill Lynch Select Institutional Fund	578,611	579

		3,417

	Par (000)
Medium Term Notes — 1.1%
Morgan Stanley
0.700%, 04/03/09 (C)	$723	723
0.750%, 04/15/09 (C)	723	724

		1,447

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	23	23

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $29,550)		29,550

TOTAL INVESTMENTS — 121.2% (Cost $159,798)**		159,151

Other Assets & Liabilities – (21.2)%		(27,813)

TOTAL NET ASSETS — 100.0%		$131,338

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

**	Aggregate cost for Federal income tax purposes is (000) $159,801.

Gross unrealized appreciation (000)	$1,336
Gross unrealized depreciation (000)	(1,986)

Net unrealized depreciation (000)	$(650)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $28,881.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $320 and represents 0.2% of net assets as of February 28, 2009.
(B)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2009.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.
(D)	Par and Value are less than $500. Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — 50.9%
Automotive — 0.4%
Allison Transmission
11.000%, 11/01/15 (A)	$750	$364
Ford Motor Credit
7.250%, 10/25/11	500	271
General Motors
8.375%, 07/15/33	660	87
Tenneco
8.125%, 11/15/15	50	9

		731

Cable — 3.1%
Comcast Cable Communications LLC
7.125%, 06/15/13#	1,250	1,287
CSC Holdings
8.500%, 06/15/15 (A)	600	573
DirecTV Holdings LLC
8.375%, 03/15/13	696	703
Rogers Communications
7.500%, 08/15/38	890	897
Thomson Reuters
5.700%, 10/01/14	1,000	991
Time Warner Cable
5.850%, 05/01/17	800	723

		5,174

Consumer Discretionary — 0.2%
Stanley Works
5.902%, 12/01/45 (B)	750	386

Consumer Non-Cyclical — 0.8%
ACCO Brands
7.625%, 08/15/15	235	95
GSC Holdings
8.000%, 10/01/12	275	275
Hanesbrands
5.698%, 12/15/14 (B)	785	518
Quiksilver
6.875%, 04/15/15#	782	391

		1,279

Consumer Services — 3.2%
Browning-Ferris Industries
9.250%, 05/01/21	810	827
Education Management LLC
8.750%, 06/01/14	275	260
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15 (A)	1,150	75
Gaylord Entertainment
8.000%, 11/15/13#	650	431
Iron Mountain
8.750%, 07/15/18	550	547
Mashantucket Western Pequot Tribe
8.500%, 11/15/15 (A)	1,125	371
McDonald’s
6.300%, 10/15/37	885	928
MGM Mirage
7.625%, 01/15/17	500	200
Mohegan Tribal Gaming Authority
7.125%, 08/15/14#	740	222
Royal Caribbean Cruises
7.250%, 06/15/16	1,065	532
Speedway Motorsports
6.750%, 06/01/13	100	82
Ticketmaster
10.750%, 07/28/16 (A)	250	180
Universal City Development Partners
11.750%, 04/01/10	500	384
Universal City Florida Holding
8.375%, 05/01/10#	345	166
Wynn Las Vegas Capital
6.625%, 12/01/14	210	148

		5,353

Consumer Staples — 1.4%
Avon Products
6.500%, 03/01/19	410	401
Del Monte
8.625%, 12/15/12	500	504
Kraft Foods
6.125%, 08/23/18	735	730
PepsiCo
7.900%, 11/01/18	600	721

		2,356

Energy — 6.2%
Baker Hughes
6.500%, 11/15/13	410	434
Chesapeake Energy
6.625%, 01/15/16	500	409
ConocoPhillips
6.500%, 02/01/39	400	388
Copano Energy LLC
7.750%, 06/01/18 (A)	735	573
Denbury Resources
7.500%, 04/01/13	995	905
Devon Energy
6.300%, 01/15/19	500	489
Energy Transfer Partners LP
5.950%, 02/01/15	700	628
Hess
8.125%, 02/15/19	470	479
MarkWest Energy Partners
8.500%, 07/15/16	675	486
Nexen
5.875%, 03/10/35	500	341
NGPL PipeCo
7.768%, 12/15/37 (A)	925	809
OPTI Canada
8.250%, 12/15/14	940	320
Petro-Canada
6.050%, 05/15/18	400	330
PHI
7.125%, 04/15/13	715	424
Southern Union
7.200%, 11/01/45 (B)	1,030	515
Suncor Energy
6.100%, 06/01/18	500	412
TEPPCO Partners LP
7.550%, 04/15/38	385	299
Tesoro
6.625%, 11/01/15	820	668
Weatherford International
6.000%, 03/15/18	500	415

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
XTO Energy
5.750%, 12/15/13	$585	$582
5.500%, 06/15/18	375	343

		10,249

Financials — 11.8%
American Express
8.150%, 03/19/38	1,075	1,036
American Express Bank FSB
5.550%, 10/17/12	725	689
Bank of America (MTN)
3.125%, 06/15/12#	800	820
CIT Group (MTN)
5.125%, 09/30/14	765	454
Citigroup
5.125%, 05/05/14	1,515	1,253
Citigroup Capital XXI
8.300%, 12/21/49 (B)	195	93
Credit Suisse USA
4.875%, 01/15/15	1,555	1,422
General Electric Capital
1.625%, 01/07/11#	1,090	1,092
General Electric Capital (MTN)
5.875%, 01/14/38#	5,000	3,555
Goldman Sachs Group
6.750%, 10/01/37	1,000	711
6.125%, 02/15/33#	815	649
1.625%, 07/15/11	475	473
International Lease Finance (MTN)
5.625%, 09/15/10	1,000	754
JPMorgan Chase
6.000%, 01/15/18#	1,000	967
2.125%, 06/22/12	545	542
JPMorgan Chase Capital XV
5.875%, 03/15/35	2,250	1,509
Merrill Lynch (MTN)
6.875%, 04/25/18	785	653
Morgan Stanley
5.300%, 03/01/13	1,000	938
1.374%, 01/15/10 (B)	545	528
Regions Financing Trust II
6.625%, 05/01/47 (B)	850	266
Royal Bank of Scotland Group PLC (MTN)
7.640%, 03/31/49 (B)	1,300	169
Wachovia Capital Trust III
5.800%, 03/15/42 (B)	2,535	837

		19,410

Food, Beverage & Tobacco — 0.8%
Diageo Capital PLC
7.375%, 01/15/14	1,200	1,335

Healthcare — 1.1%
Amgen
6.400%, 02/01/39	275	266
Novartis Securities Investment
5.125%, 02/10/19	540	534
Roche Holdings
6.000%, 03/01/19 (A)	725	732
WellPoint
6.000%, 02/15/14	220	220

		1,752

Industrials — 2.4%
Baldor Electric
8.625%, 02/15/17	300	238
CRH America
8.125%, 07/15/18	500	389
General Electric
5.250%, 12/06/17	575	529
H&E Equipment Services
8.375%, 07/15/16	440	277
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17	750	99
K. Hovnanian Enterprises
8.625%, 01/15/17	1,515	402
Neenah Foundary
9.500%, 01/01/17	700	217
PACCAR
6.875%, 02/15/14	450	459
Steel Dynamics
7.750%, 04/15/16 (A)	450	347
Terex
8.000%, 11/15/17#	850	684
USG
6.300%, 11/15/16	525	310

		3,951

Insurance — 0.4%
AIG
8.175%, 05/15/49 (A) (B)	1,050	168
Genworth Life Institutional Funding Trust (MTN)
5.875%, 05/03/13 (A)	700	541

		709

Materials — 0.3%
Owens-Illinois
7.800%, 05/15/18	250	240
Rock-Tenn
9.250%, 03/15/16 (A)	225	224

		464

Media — 0.3%
DISH DBS
7.750%, 05/31/15	460	424
Idearc
8.000%, 11/15/16	675	10

		434

Real Estate Investment Trusts — 0.8%
AMB Property LP (MTN)
6.300%, 06/01/13	480	338
Prologis
6.625%, 05/15/18#	600	338
Realty Income
6.750%, 08/15/19	1,010	694

		1,370

Retail — 2.6%
Autozone
6.500%, 01/15/14	840	833
CVS Caremark
5.750%, 06/01/17	500	488
Home Depot
5.875%, 12/16/36	1,000	727

	Par	Value
	(000)	(000)
CORPORATE BONDS — continued
Retail — continued
Neiman-Marcus Group
10.375%, 10/15/15#	$600	$250
Staples
9.750%, 01/15/14	425	446
Wal-Mart Stores
5.250%, 09/01/35	1,590	1,477

		4,221

Technology — 2.2%
BE Aerospace
8.500%, 07/01/18	240	192
Cisco Systems
5.900%, 02/15/39	325	303
International Business Machines
7.625%, 10/15/18	1,615	1,827
KLA-Tencor
6.900%, 05/01/18	200	157
Sungard Data Systems
10.625%, 05/15/15 (A)	250	211
10.250%, 08/15/15	720	493
TransDigm
7.750%, 07/15/14	500	460

		3,643

Telecommunications — 2.9%
AT&T
6.400%, 05/15/38	500	455
5.625%, 06/15/16	510	502
GTE
6.940%, 04/15/28	1,910	1,796
Nextel Communications
7.375%, 08/01/15	840	386
Telecom Italia Capital SA
6.999%, 06/04/18	635	573
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,005

		4,717

Transportation — 1.5%
Avis Budget Car Rental
7.750%, 05/15/16#	900	180
ERAC USA Finance
6.375%, 10/15/17 (A)	975	634
FedEx
6.720%, 01/15/22	1,191	970
Hertz
10.500%, 01/01/16#	475	178
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	500	490

		2,452

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 2.9%
Citigroup (TLGP) (FDIC)
2.875%, 12/09/11#	3,070	3,135
General Electric Capital (TLGP) (FDIC)
3.000%, 12/09/11#	1,640	1,676

		4,811

Utilities — 5.6%
Appalachian Power
4.950%, 02/01/15	890	785
Arizona Public Service
8.750%, 03/01/19	400	395
Baltimore Gas & Electric
6.125%, 07/01/13	1,260	1,209
Bruce Mansfield Unit
6.850%, 06/01/34	650	497
CenterPoint Energy Houston Electric LLC
7.000%, 03/01/14	500	516
Dominion Resources
7.000%, 06/15/38	1,035	1,018
Edison Mission Energy
7.750%, 06/15/16	665	605
Midamerican Energy
6.750%, 12/30/31	1,065	1,105
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	510	482
NiSource Finance
6.800%, 01/15/19	825	647
NRG Energy
7.250%, 02/01/14	500	471
Public Service of Colorado
6.500%, 08/01/38	810	873
Texas Competitive Electric Holdings LLC
10.250%, 11/01/15	750	379
Wisconsin Energy
6.250%, 05/15/49 (B)	480	293

		9,275

Total Corporate Bonds (Cost $106,376)		84,072

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.9%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	4,042
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,859
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	2,294	1,719
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	5,821
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	2,200	1,669
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.728%, 07/25/34 (B)	2,000	1,437

Total Collateralized Mortgage Obligations (Cost $25,017)		24,547

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.7%
Federal National Mortgage Association — 11.7%
6.000%, 12/01/36	4,205	4,351
5.500%, 09/01/17	2,728	2,843
5.500%, 12/01/36	1,789	1,836
5.000%, 06/01/20	3,175	3,274
4.500%, 08/01/20	1,972	2,015

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par	Value
	(000)	(000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 09/01/35	$4,914	$4,931

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $18,614)		19,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal National Mortgage Association — 7.2%
5.000%, 10/15/11#	5,630	6,094
4.750%, 12/15/10#	5,525	5,836

Total U.S. Government Agency Obligations (Cost $11,712)		11,930

ASSET BACKED SECURITIES — 4.7%
Automotive — 1.4%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	879	876
World Omni Auto Receivables Trust, Series 2007-B, Cl A3A
5.280%, 01/17/12	1,469	1,457

		2,333

Credit Cards — 1.3%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	2,200	2,207

Utilities — 2.0%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,232

Total Asset Backed Securities (Cost $7,634)		7,772

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds — 0.8%
5.375%, 02/15/31#	555	665
4.500%, 02/15/36	650	720

		1,385

U.S. Treasury Inflationary Index Bond — 2.6%
1.625%, 01/15/18#	4,490	4,282

U.S. Treasury Note — 0.9%
6.500%, 02/15/10#	1,430	1,508

Total U.S. Treasury Obligations (Cost $7,662)		7,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	2,100	1,585
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.225%, 07/15/44 (B)	3,300	2,519
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	2,500	1,831

Total Commercial Mortgage-Backed Securities (Cost $7,815)		5,935

LOAN AGREEMENTS — 0.5%
HCA
3.459%, 11/18/12 (B) (C)	937	816
(Cost $910)

	Number of Shares
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.0%
Fannie Mae	77,000	63
Freddie Mac	52,400	26

		89

Financials — 0.1%
Bank of America	14,000	110

Total Preferred Stocks (Cost $3,433)		199

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,404,102	1,404
(Cost $1,404)

Total Investments Before Collateral for Loaned Securities — 98.8% (Cost $190,577)		163,100

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 19.6%
Affiliated Money Market Fund — 16.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	26,932,964	26,933

Money Market Funds — 2.3%
AIM STIT Liquid Assets Portfolio	770,077	770
BlackRock Liquidity Funds TempFund Portfolio	789,823	790
Dreyfus Institutional Cash Advantage Fund	789,823	790
JP Morgan Prime Money Market Fund	750,332	750
Merrill Lynch Select Institutional Fund	631,858	632

		3,732

	Par (000)
Medium Term Notes — 1.0%
Morgan Stanley
0.700%, 04/03/09 (B)	$790	790
0.750%, 04/15/09 (B)	790	789

		1,579

	Par	Value
	(000)	(000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	$25	$25

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $32,269)		32,269

TOTAL INVESTMENTS — 118.4% (Cost $222,846)*		195,369

Other Assets & Liabilities – (18.4)%		(30,315)

TOTAL NET ASSETS — 100.0%		$165,054

*	Aggregate cost for Federal income tax purposes is (000) $222,987.

Gross unrealized appreciation (000)	$3,221
Gross unrealized depreciation (000)	(30,839)

Net unrealized depreciation (000)	$(27,618)

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,509.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $5,802 and represents 3.5% of net assets as of February 28, 2009.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $816 and represents 0.5% of net assets as of February 28, 2009.

Cl — Class

FDIC — Federal Deposit Insurance Corporation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.3%
Federal Farm Credit Bank — 4.2%
2.375%, 04/07/10 #	$3,000	$3,036

Federal Home Loan Bank — 6.3%
2.600%, 05/14/09 #	2,735	2,746
1.050%, 02/23/10	1,750	1,748

		4,494

Federal Home Loan Mortgage Corporation — 5.1%
4.750%, 11/03/09	1,500	1,538
3.125%, 10/25/10	2,050	2,103

		3,641

Federal National Mortgage Association — 14.7%
5.375%, 08/15/09 #	3,725	3,804
4.125%, 05/15/10 #	3,400	3,500
3.050%, 04/28/10	1,265	1,289
2.500%, 04/09/10	1,860	1,880

		10,473

Total U.S. Government Agency Obligations (Cost $21,539)		21,644

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Notes — 17.5%
4.125%, 08/15/10#	3,085	3,237
2.875%, 06/30/10#	2,000	2,054
1.500%, 10/31/10#	4,055	4,092
1.250%, 11/30/10#	3,100	3,114

Total U.S. Treasury Obligations (Cost $12,415)		12,497

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.4%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
5.872%, 02/25/33 (A)	12	12
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	760	729
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	245	246
Fannie Mae, Series 2003-36, CI OY
4.500%, 01/25/27	747	751
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	796	805
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	498	500
Freddie Mac, Series 2006-3138, Cl QA
5.500%, 02/15/25	459	468
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	425	428
Freddie Mac, Series 2706, CI CB
5.000%, 06/15/20	1,234	1,259
Freddie Mac, Series 2716, CI GD
5.000%, 11/15/26	1,730	1,764
Freddie Mac, Series 2769, CI BX
4.500%, 07/15/27	1,260	1,278
Freddie Mac, Series 2823, CI NJ
4.000%, 07/15/16	1,081	1,091
Freddie Mac, Series 3053, Cl OA
5.500%, 06/15/25	716	726
Freddie Mac, Series 3113, Cl QA
5.000%, 11/15/25	$1,000	$1,020
Freddie Mac, Series 3159, CI TA
5.500%, 11/15/26	887	908
Freddie Mac, Series 3211, CI PA
5.500%, 11/15/29	1,542	1,589
Freddie Mac, Series 3289, CI PA
5.000%, 03/15/27	860	883
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	113	117

Total Collateralized Mortgage Obligations (Cost $14,529)		14,574

ASSET BACKED SECURITIES — 10.3%
Automotive — 5.9%
Bank of America Securities Auto Trust, Series 2006-G1, Cl A3
5.180%, 06/18/10	363	363
Capital Auto Receivables Asset Trust, Series 2008-2, Cl A2A
3.740%, 03/15/11	795	776
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A4
5.360%, 01/15/13	1,000	1,004
Daimler Chrysler Auto Trust, Series 2006-B, Cl A3
5.330%, 08/08/10	242	241
Ford Credit Auto Owner Trust, Series 2006-C, ClA3
5.160%, 11/15/10	689	691
Honda Auto Receivables Owner Trust, Series 2006-2, Cl A3
5.300%, 07/21/10	136	137
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	310	309
World Omni Auto Receivables Trust, Series 2006-A, Cl A4
5.030%, 10/17/11	680	680

		4,201

Credit Cards — 3.5%
Chase Issuance Trust, Series 2007-A15, Cl A
4.960%, 09/17/12	1,000	1,020
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,501

		2,521

Utilities — 0.9%
Detroit Edison Securitization Funding LLC, Series 2001-1, Cl A4
6.190%, 03/01/13	620	640

Total Asset Backed Securities (Cost $7,382)		7,362

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 3.4%
Federal National Mortgage Association — 3.4%
5.500%, 12/01/11	$797	$817
5.106%, 01/01/36 (A)	1,548	1,591

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $2,342)		2,408

CORPORATE BONDS — 11.3%
Cable — 0.4%
Comcast
5.850%, 01/15/10	280	283

Financials — 7.8%
Citigroup
4.250%, 07/29/09#	900	882
FleetBoston Financial
7.375%, 12/01/09	625	617
General Electric Capital (MTN)
1.189%, 10/26/09 (A)	280	275
Goldman Sachs Group
1.766%, 06/28/10 (A)	495	466
HSBC Finance
8.000%, 07/15/10	340	345
John Deere Capital (MTN)
1.746%, 08/19/10 (A)	350	343
JPMorgan Chase
7.875%, 06/15/10	575	588
2.625%, 12/01/10#	585	596
Merrill Lynch (MTN)
4.250%, 02/08/10	355	341
Morgan Stanley
4.250%, 05/15/10	350	341
National Westminster Bank PLC
7.375%, 10/01/09	350	345
Wachovia
5.350%, 03/15/11	440	442

		5,581

Healthcare — 0.2%
WellPoint
4.250%, 12/15/09	165	165

Insurance — 0.2%
Genworth Financial
5.231%, 05/16/09#	160	158

Retail — 0.7%
CVS Caremark
3.689%, 09/10/10 (A)	245	239
Home Depot
3.750%, 09/15/09	235	235

		474

Telecommunications — 1.0%
AT&T
4.125%, 09/15/09	280	283
British Telecommunications PLC
8.625%, 12/15/10	165	172
GTE
7.510%, 04/01/09	280	281

		736

Utilities — 1.0%
Dominion Resources
5.125%, 12/15/09	233	235
Midamerican Funding LLC
6.339%, 03/01/09	310	310
Xcel Energy
7.000%, 12/01/10	160	165

		710

Total Corporate Bonds (Cost $8,182)		8,107

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,625,964	1,626
(Cost $1,626)

Total Investments Before Collateral for Loaned Securities – 95.5%
(Cost $68,015)		68,218

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 37.1%
Affiliated Money Market Fund — 31.0%
Allegiant Advantage Institutional Money Market Fund, Class I†	22,093,149	22,093

Money Market Funds — 4.3%
AIM STIT Liquid Assets Portfolio	631,696	632
BlackRock Liquidity Funds TempFund Portfolio	647,893	648
Dreyfus Institutional Cash Advantage Fund	647,893	648
JP Morgan Prime Money Market Fund	615,498	615
Merrill Lynch Select Institutional Fund	518,314	518

		3,061

	Par (000)
Medium Term Notes — 1.8%
Morgan Stanley
0.700%, 04/03/09 (A)	$648	648
0.750%, 04/15/09 (A)	648	648

		1,296

Repurchase Agreements — 0.0%
HSBC Securities
0.260%, 03/02/09	20	20

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $26,470)		26,470

TOTAL INVESTMENTS — 132.6% (Cost $94,485)*		94,688

Other Assets & Liabilities – (32.6)%		(23,270)

TOTAL NET ASSETS — 100.0%		$71,418

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

*	Aggregate cost for Federal income tax purposes is (000) $94,485.

Gross unrealized appreciation (000)	$433
Gross unrealized depreciation (000)	(230)

Net unrealized appreciation (000)	$203

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $25,938.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2009.

Cl — Class

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.8%
Arizona — 3.8%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,015
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,669

		2,684

California — 0.4%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	750	291

Colorado — 0.0%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 16.5%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,378
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	175
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,037
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,080
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
1.797%, 12/01/17	1,000	851
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,395
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,574
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,084
University of North Florida Financing Corporation, Housing Project (RB) (MBIA)
5.000%, 11/01/18	2,070	2,250

		11,824

Georgia — 7.4%
Atlanta Water & Wastewater Authority (RB) Series A (MBIA)
5.500%, 11/01/13	1,950	2,103
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,874
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	1,270	1,347

		5,324

Illinois — 5.3%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	170
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,128
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,376
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,078

		3,752

Indiana — 13.6%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,265
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,660	1,851
Purdue University (COP)
5.250%, 07/01/21	1,930	2,143
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,118
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,331

		9,708

Massachusetts — 0.8%
Massachusetts State Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	500	547

Michigan — 3.4%
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,475	1,589
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	873

		2,462

Minnesota — 1.2%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN)
0.580%, 11/01/29	865	865

Mississippi — 3.4%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,074
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,344

		2,418

Missouri — 1.7%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,186

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New Jersey — 1.6%
New Jersey State Transportation Trust Fund Authority, Transportation System
(RB) Series B (MBIA)
5.250%, 12/15/14	$1,000	$1,114

New Mexico — 1.8%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,210	1,318

New York — 3.5%
Buffalo Sewer Authority (RB) Series F (MBIA)
6.000%, 07/01/13	1,300	1,425
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,053

		2,478

North Carolina — 4.7%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,280
Mooresville (COP)
5.000%, 09/01/17	1,000	1,104
North Carolina Educational Facilities Finance Agency, Gardner-Webb University (RB) (VRDN)
0.610%, 07/01/17	1,000	1,000

		3,384

Ohio — 4.0%
Ohio State Building Authority, Adult Correctional Building Fund Project (RB), Series A
5.000%, 10/01/21	1,320	1,425
Ohio State University (RB) Series A
5.000%, 12/01/17	1,215	1,406

		2,831

Oklahoma — 4.5%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,724
Oklahoma Development Finance Authority, St. John Health System (RB)
5.000%, 02/15/17	500	520

		3,244

Pennsylvania — 1.5%
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	1,000	1,088

South Carolina — 0.7%
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	496

Tennessee — 2.7%
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	915
Montgomery County Public Building Authority, Tennessee County Loan Pool (RB) (VRDN)
0.650%, 03/01/25	1,000	1,000

		1,915

Texas — 8.5%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,126
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,156
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	225
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	195
Houston Water & Sewer System
(RB) Series A (FSA)
5.500%, 12/01/13	800	874
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	798
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	587
Texas Tech University System Revenue (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,115

		6,076

Virginia — 1.6%
Virginia College Building Authority (RB) Series A
5.000%, 09/01/15	965	1,108
Virginia College Building Authority (RB) Series A (ETM)
5.000%, 09/01/15	35	40

		1,148

Washington — 4.7%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,427
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15##	1,700	1,924

		3,351

Wisconsin — 1.5%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,000	1,095

Puerto Rico — 1.0%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	200	188

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power
Authority (RB) Series WW
5.500%, 07/01/18	$500	$493

		681

Total Municipal Bonds (Cost $69,454)		71,315

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Tax-Exempt Money Market Fund, Class I†	942,916	943
(Cost $943)

TOTAL INVESTMENTS — 101.1% (Cost $70,397)*		72,258

Other Assets & Liabilities — (1.1)%		(778)

TOTAL NET ASSETS — 100.0%		$71,480

*	Aggregate cost for Federal income tax purposes is (000) $70,009.

Gross unrealized appreciation (000)	$2,889
Gross unrealized depreciation (000)	(640)

Net unrealized appreciation (000)	$2,249

†	See Note 3 in Notes to Schedules of Investments.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — AMBAC Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

MBIA — MBIA Insurance Co. of Illinois

PSF-GTD — Permanent School Fund—Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.1%
Allendale Public School District (GO) Series A (FSA)
5.500%, 05/01/16	$1,000	$1,179
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,636
Detroit Sewer Disposal (RB) Series C (MBIA)
5.250%, 07/01/16	1,145	1,179
Detroit Water Supply System (RB) (MBIA)
6.500%, 07/01/15	1,000	1,125
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,077
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,000	1,056
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,150
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,745
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,065	1,199
Grand Rapids Sanitation & Sewer Systems (RB) Series A (MBIA)
5.375%, 01/01/16	1,535	1,783
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,167
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,111
Jenison Public Schools (GO) (MBIA)
5.250%, 05/01/12	1,000	1,084
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,108
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	1,880	2,026
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,058
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	1,130	1,225
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,067
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	1,250	1,352
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	155	157
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	303
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (MBIA)
6.950%, 05/01/11	1,750	1,832
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,337
5.000%, 11/01/18	1,000	1,126
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,268
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,113
Paw Paw Public School District (GO) (MBIA)
6.500%, 05/01/09	35	35
Thornapple Kellogg School District (GO) (MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,145
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,000	1,108
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,104
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,150	1,206

Total Municipal Bonds (Cost $35,098)		37,061

	Number of Shares
MONEY MARKET FUND — 2.8%
JPMorgan Michigan Municipal Money Market Fund (Cost $1,092)	1,091,958	1,092

TOTAL INVESTMENTS — 98.9% (Cost $36,190)*		38,153

Other Assets & Liabilities — 1.1%		426

TOTAL NET ASSETS — 100.0%		$38,579

*	Aggregate cost for Federal income tax purposes is (000) $36,100.

Gross unrealized appreciation (000)	$2,112
Gross unrealized depreciation (000)	(59)

Net unrealized appreciation (000)	$2,053

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

MBIA — MBIA Insurance Co. of Illinois

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.2%
Ohio — 95.0%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,093
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,034
5.750%, 12/01/09	1,680	1,696
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,539
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	251
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	529
Butler County Port Authority, Great Miami Valley YMCA (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.580%, 09/01/37	230	230
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,388
5.000%, 12/01/16	1,260	1,452
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,043
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,309
5.250%, 09/15/22	1,790	1,868
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA)
6.000%, 11/15/10	445	474
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,184
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,443
Cuyahoga County (GO)
5.650%, 05/15/18	600	716
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	345	379
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,102
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,429
Fairfield City School District Improvement (GO) (MBIA)
5.500%, 12/01/15	1,000	1,079
Franklin County (GO)
5.000%, 12/01/15	1,875	2,160
5.000%, 12/01/16	950	1,088
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/19	495	544
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,654
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,270
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,182
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,120
Hamilton County Sewer System (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,470
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,061
Lakota Local School District (GO) (MBIA)
5.500%, 12/01/15	1,245	1,450
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	1,000	1,113
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,811
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.580%, 06/01/33	710	710
Mad River Local School District (GO) (MBIA)
5.750%, 12/01/14	1,060	1,217
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,508
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,377
5.000%, 09/01/15	1,695	1,921
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,582
5.375%, 12/01/16	1,250	1,320
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	901
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	3,023
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,221
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,811
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @
81.88 (RB) (MBIA)
3.538%, 01/15/13 (A)	1,340	999
Ohio State Building Authority, Adult Correctional Building Fund Projects (RB) Series B
5.250%, 04/01/15	2,105	2,401
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,816
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,171

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	$595	$656
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,526
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,197
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,494
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,670
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 12/01/15	1,260	1,454
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,162
Ohio Turnpike Commission Authority (RB) Series A (MBIA)
5.500%, 02/15/17	2,000	2,327
5.500%, 02/15/18	1,000	1,165
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	37
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,404
Sharonville (GO) (MBIA)
5.250%, 06/01/13	1,000	1,128
Southwest Licking Local School District (GO) (MBIA)
5.750%, 12/01/15	550	625
5.750%, 12/01/16	400	456
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,260
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (MBIA)
5.000%, 12/01/19	1,070	1,144
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,157
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,157
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,192
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	2,000	2,259
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	474
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,511
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,550
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	874
Wyoming City School District (GO) Series B (MBIA)
5.750%, 12/01/13	135	157
5.750%, 12/01/14	690	808
5.750%, 12/01/15	740	877
5.750%, 12/01/16	800	956
5.750%, 12/01/17	400	480

		105,376

Puerto Rico — 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series Z (MBIA)
6.250%, 07/01/14	1,295	1,327
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	160	155
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	106
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	300	282
5.000%, 07/01/18	500	468
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	781
Puerto Rico Electric Power Authority (RB) Series WW
5.500%, 07/01/18	500	492

		3,611

Total Municipal Bonds (Cost $104,500)		108,987

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Ohio Municipal Money Market Fund, Class I†	1,000,158	$1,000
(Cost $1,000)

TOTAL INVESTMENTS — 99.1% (Cost $105,500)*		109,987

Other Assets & Liabilities — 0.9%		982

TOTAL NET ASSETS — 100.0%		$110,969

*	Aggregate cost for Federal income tax purposes is (000) $105,500.

Gross unrealized appreciation (000)	$5,345
Gross unrealized depreciation (000)	(858)

Net unrealized appreciation (000)	$4,487

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — MBIA Insurance Co. of Illinois

RB — Revenue Bond

STRB — Short Term Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 90.5%
Pennsylvania — 83.5%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	$500	$532
Allegheny County Higher Education Authority, Duquesne University Project (RB) Series A (AMBAC)
6.500%, 03/01/10	380	397
Allegheny County Higher Education Building, Duquesne University (RB) Series 2008
5.000%, 03/01/16	175	190
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	500	521
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	230
Berks County Industrial Development Authority, Visiting Nurse Association of Pottstown and Vicinity Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
0.730%, 12/01/15	445	445
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	303
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	303
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,056
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.500%, 12/01/31	250	250
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	400	400
Erie County, Prerefunded 09/01/15 @ 100 (GO) Series B (MBIA)
5.000%, 09/01/21	920	1,054
Garnet Valley School District (GO) (MBIA)
5.375%, 04/01/13	500	544
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,139
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,724
Montgomery County (GO) Series B
5.250%, 10/15/17	1,165	1,379
Moon Area School District (GO) Series A (MBIA)
5.202%, 11/15/11 (A)	1,070	1,013
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,226
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,089
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,161
Parkland School District (GO) (MBIA)
5.375%, 09/01/14	1,000	1,146
Pennsylvania Convention Center Authority (RB) (ETM) Series A (MBIA)
6.000%, 09/01/19	1,000	1,189
Pennsylvania State (GO)
5.000%, 01/01/15	1,000	1,131
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,147
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	1,045
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (MBIA)
5.250%, 06/15/17	500	501
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,137
5.000%, 03/01/13	1,000	1,116
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	95	99
Philadelphia Water & Wastewater Authority (RB) (MBIA)
6.250%, 08/01/11	200	220
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	1,000	1,093
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	984
Southeastern Transportation Authority (RB) Series A (MBIA)
5.250%, 03/01/17	1,070	1,081
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	161
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	572
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,409
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	205	224
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,103

		30,314

Puerto Rico — 7.0%
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	400	414

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	$1,590	$1,537
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	380	402
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	200	195

		2,548

Total Municipal Bonds (Cost $30,967)		32,862

	Number of Shares
AFFILIATED MONEY MARKET FUND — 8.7%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	3,137,338	3,137
(Cost $3,137)

TOTAL INVESTMENTS — 99.2% (Cost $34,104)*		35,999

Other Assets & Liabilities – 0.8%		305

TOTAL NET ASSETS — 100.0%		$36,304

*	Aggregate cost for Federal income tax purposes is (000) $34,104.

Gross unrealized appreciation (000)	$2,136
Gross unrealized depreciation (000)	(241)

Net unrealized appreciation (000)	$1,895

†	See Note 3 in Notes to Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — Ambac Assurance Corporation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — MBIA Insurance Co. of Illinoise

RB — Revenue Bond

STRB — Special Tax Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.0%
Federal Farm Credit Bank — 7.5%
Federal Farm Credit Bank (FRN)
0.280%, 03/11/09	$15,000	$14,999
0.290%, 03/17/09	10,000	10,000
0.280%, 04/17/09	5,000	5,000
0.280%, 04/30/09	10,000	10,000
0.370%, 07/20/09	15,000	15,000
0.320%, 12/21/09	15,000	14,938
0.940%, 03/04/10	15,000	15,000

		84,937

Federal Home Loan Bank — 27.9%
Federal Home Loan Bank
2.500%, 03/17/09	15,000	15,000
2.335%, 04/17/09	8,000	8,021
Federal Home Loan Bank (DN)
0.330%, 03/30/09 (A)	10,000	9,997
0.080%, 04/08/09 (A)	10,000	9,996
0.220%, 04/13/09 (A)	7,000	6,998
0.390%, 05/01/09 (A)	5,000	4,997
0.380%, 05/04/09 (A)	5,000	4,997
0.400%, 05/05/09 (A)	4,500	4,497
0.390%, 05/05/09 (A)	4,500	4,497
1.500%, 05/11/09 (A)	10,000	9,970
0.420%, 05/13/09 (A)	10,000	9,991
0.441%, 05/15/09 (A)	5,000	4,996
0.440%, 05/15/09 (A)	5,000	4,995
0.400%, 05/26/09 (A)	11,023	11,012
0.450%, 05/27/09 (A)	3,900	3,896
0.470%, 07/02/09 (A)	3,832	3,826
0.700%, 09/01/09 (A)	5,000	4,982
1.090%, 12/04/09 (A)	5,000	4,958
Federal Home Loan Bank (FRN)
0.415%, 03/05/09	20,000	20,000
0.430%, 03/18/09	20,000	20,000
0.415%, 04/21/09	15,000	15,000
1.064%, 05/05/09	10,000	10,000
1.051%, 05/20/09	10,000	10,000
1.041%, 05/20/09	10,000	9,999
0.520%, 06/05/09	15,000	15,000
2.189%, 09/10/09	15,000	15,000
0.945%, 10/23/09	16,700	16,719
0.378%, 01/08/10	15,000	14,967
0.405%, 01/13/10	15,000	14,969
1.211%, 02/19/10	4,800	4,808
0.920%, 02/23/10	10,000	10,000
1.266%, 06/29/10	15,000	15,000

		319,088

Federal Home Loan Mortgage Corporation — 25.2%
Federal Home Loan Mortgage Corporation
4.750%, 03/05/09	18,616	18,625
5.750%, 03/15/09	17,457	17,480
4.250%, 07/15/09	15,000	15,205
3.125%, 02/04/10	6,000	6,117
Federal Home Loan Mortgage Corporation (DN)
0.980%, 03/05/09 (A)	15,000	14,998
0.910%, 03/05/09 (A)	7,300	7,299
0.950%, 04/01/09 (A)	8,000	7,998
0.880%, 04/08/09 (A)	10,000	9,991
1.150%, 05/11/09 (A)	15,000	14,966
0.370%, 05/12/09 (A)	10,000	9,993
0.610%, 05/13/09 (A)	15,902	15,882
1.000%, 06/01/09 (A)	10,000	9,974
0.450%, 06/15/09 (A)	10,000	9,987
1.020%, 06/25/09 (A)	10,000	9,967
0.450%, 06/26/09 (A)	2,602	2,598
0.480%, 07/07/09 (A)	10,000	9,983
0.580%, 08/10/09 (A)	8,000	7,979
0.600%, 09/01/09 (A)	10,000	9,978
Federal Home Loan Mortgage Corporation (FRN)
0.355%, 04/07/09	15,000	15,000
1.169%, 04/27/09	10,000	10,000
0.453%, 09/21/09	15,000	14,995
1.331%, 09/25/09	15,000	15,025
0.399%, 10/19/09	3,900	3,886
0.345%, 12/07/09	15,000	15,000
0.378%, 12/23/09	15,000	14,996

		287,922

Federal National Mortgage Association — 22.4%
Federal National Mortgage Association (DN)
2.650%, 03/02/09 (A)	10,000	9,999
0.950%, 03/11/09 (A)	10,000	9,997
2.580%, 03/18/09 (A)	10,000	9,988
0.970%, 04/01/09 (A)	15,000	14,987
1.300%, 04/15/09 (A)	10,000	9,984
0.350%, 04/22/09 (A)	10,000	9,995
0.300%, 04/27/09 (A)	10,000	9,995
0.360%, 04/29/09 (A)	15,000	14,991
0.360%, 05/06/09 (A)	15,000	14,970
0.200%, 05/11/09 (A)	15,000	14,994
0.400%, 05/15/09 (A)	15,000	14,987
0.400%, 05/18/09 (A)	4,488	4,484
0.400%, 06/02/09 (A)	4,200	4,196
0.360%, 06/02/09 (A)	10,000	9,991
0.950%, 06/03/09 (A)	10,000	9,975
0.430%, 06/10/09 (A)	15,000	14,987
0.700%, 09/14/09 (A)	10,000	9,962
1.050%, 10/01/09 (A)	10,000	9,938
0.850%, 11/10/09 (A)	10,000	9,940
0.900%, 01/04/10 (A)	10,000	9,923
Federal National Mortgage Association (FRN)
1.082%, 01/21/10	23,000	23,110
1.167%, 02/12/10	15,000	14,964

		256,357

Total U.S. Government Agency Obligations (Cost $948,304)		948,304

COMMERCIAL PAPER† — 6.1%
U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 6.1%
Bank of America (TLGP) (FDIC)
0.250%, 04/14/09	10,000	9,997
0.250%, 04/17/09	10,000	9,997
0.400%, 04/30/09	10,000	9,993
0.430%, 05/14/09	10,000	9,991

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
U.S. Government Agency Backed Temporary Liquidity Guarantee Program — continued
General Electric Capital (TLGP) (FDIC)
0.400%, 04/27/09	$10,000	$9,994
0.450%, 05/26/09	10,000	9,989
0.500%, 06/12/09	10,000	9,986

		69,947

Total Commercial Paper (Cost $69,947)		69,947

	Number of Shares
MONEY MARKET FUND — 1.5%
AIM Government & Agency Portfolio	17,422,531	17,423
(Cost $17,423)

	Par (000)
REPURCHASE AGREEMENTS — 12.1%

Bank of America

0.280% (dated 02/27/09, due 03/02/09, repurchase price $28,000,653, collateralized by Government National Mortgage Association Bond, 6.000%, due 01/20/39, total market value $28,560,000)	$28,000	28,000

Barclays

0.240% (dated 02/27/09, due 03/02/09, repurchase price $30,000,600, collateralized by Federal National Mortgage Association Bond, 4.100%, due 12/17/18, total market value $30,600,010)	30,000	30,000

Deutsche Bank

0.290% (dated 02/27/09, due 03/02/09, repurchase price $20,000,483, collateralized by Federal Home Loan Mortgage Corporation Bond, 6.000%, due 04/01/36, total market value $20,400,000)	20,000	20,000

Goldman Sachs

0.270% (dated 02/27/09, due 03/02/09, repurchase price $15,000,338, collateralized by Government National Mortgage Association Bonds, 5.500%, due 09/15/35 to 05/15/38, total market value $15,300,000)	15,000	15,000

Goldman Sachs (TLGP) (FDIC)

0.280% (dated 02/27/09, due 03/02/09, repurchase price $10,000,233, collateralized by Bank of America Medium Term Note, 3.125%, due 06/15/12, total market value $10,200,001)	10,000	10,000

Greenwich Capital

0.280% (dated 02/27/09, due 03/02/09, repurchase price $20,000,467, collateralized by Federal Home Loan Mortgage Corporation Discount Note, 0.000%, due 07/30/09, total market value $20,402,303)	20,000	20,000

UBS Securities

0.250% (dated 02/27/09, due 03/02/09, repurchase price $15,000,313, collateralized by Federal National Mortgage Association Bond, 6.000%, due 03/01/38, total market value $15,303,145)	15,000	15,000

Total Repurchase Agreements (Cost $138,000)		138,000

TOTAL INVESTMENTS — 102.7% (Cost $1,173,674)*		1,173,674

Other Assets & Liabilities – (2.7)%		(30,445)

TOTAL NET ASSETS — 100.0%		$1,143,229

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.5%
Federal Farm Credit Bank — 1.0%
Federal Farm Credit Bank (FRN)
0.940%, 03/04/10	$30,000	$30,000

Federal Home Loan Bank — 17.9%
Federal Home Loan Bank
2.570%, 05/05/09	25,000	25,045
2.700%, 09/23/09	30,000	30,282
Federal Home Loan Bank (DN)
0.260%, 03/11/09 (A)	20,000	19,999
0.250%, 03/18/09 (A)	30,000	29,997
0.310%, 03/24/09 (A)	15,000	14,997
0.080%, 04/08/09 (A)	30,000	29,998
0.330%, 04/09/09 (A)	30,000	29,989
0.220%, 04/13/09 (A)	30,000	29,992
0.340%, 04/20/09 (A)	24,520	24,509
0.360%, 04/22/09 (A)	30,000	29,984
0.350%, 04/23/09 (A)	32,700	32,683
0.390%, 05/01/09 (A)	30,000	29,980
0.441%, 05/15/09 (A)	30,000	29,972
Federal Home Loan Bank (FRN)
0.415%, 03/05/09	35,000	35,000
1.385%, 10/05/09	45,000	45,081
1.185%, 10/13/09	16,800	16,871
0.378%, 01/08/10	30,000	29,933
0.405%, 01/13/10	30,000	29,938
0.920%, 02/23/10	20,000	20,000

		534,250

Federal Home Loan Mortgage Corporation — 12.8%
Federal Home Loan Mortgage Corporation (DN)
1.950%, 03/02/09 (A)	30,000	29,998
0.270%, 03/09/09 (A)	30,000	29,998
0.270%, 03/23/09 (A)	25,000	24,996
0.950%, 04/01/09 (A)	30,000	29,975
1.070%, 04/02/09 (A)	30,000	29,972
1.150%, 05/11/09 (A)	30,000	29,932
1.000%, 06/01/09 (A)	30,000	29,923
0.400%, 06/24/09 (A)	14,500	14,482
1.020%, 06/25/09 (A)	30,000	29,901
0.700%, 10/13/09	26,247	26,132
Federal Home Loan Mortgage Corporation (FRN)
0.453%, 09/21/09	30,000	29,989
1.331%, 09/25/09	30,000	30,050
0.378%, 12/23/09	18,000	17,964
Federal Home Loan Mortgage Corporation (FRN) (MTN)
1.101%, 02/09/10	30,000	30,000

		383,312

Federal National Mortgage Association — 13.8%
Federal National Mortgage Association (DN)
2.050%, 03/06/09 (A)	30,000	29,992
0.290%, 03/23/09 (A)	29,669	29,664
1.000%, 04/13/09 (A)	30,000	29,964
0.350%, 04/22/09 (A)	25,000	24,987
0.360%, 05/06/09 (A)	30,000	29,980
0.400%, 05/15/09 (A)	30,000	29,975
0.360%, 06/02/09 (A)	15,000	14,986
0.950%, 06/03/09 (A)	30,000	29,926
0.400%, 07/01/09 (A)	11,985	11,969
0.500%, 08/03/09 (A)	30,000	29,935
0.700%, 09/14/09 (A)	30,000	29,885
0.850%, 11/10/09 (A)	30,000	29,820
0.900%, 01/04/10 (A)	30,000	29,768
Federal National Mortgage Association (FRN)
1.082%, 01/21/10	30,000	30,119
1.167%, 02/12/10	30,000	29,929

		410,899

Total U.S. Government Agency Obligations (Cost $1,358,461)		1,358,461

COMMERCIAL PAPER† — 21.4%
Banks — 0.5%
Rabobank USA Financial
0.240%, 03/02/09	15,000	15,000

Consumer Discretionary — 1.0%
Procter & Gamble International Funding
0.230%, 04/07/09	30,000	29,993

Consumer Staples — 1.0%
Nestle Capital
0.220%, 03/02/09	30,000	30,000

Education — 1.4%
Yale University
0.600%, 05/01/09	15,000	14,985
0.650%, 06/16/09	25,000	24,952

		39,937

Energy — 1.0%
Shell International Finance BV
0.300%, 04/02/09	30,000	29,992

Finance-Automotive — 2.0%
American Honda Finance
0.700%, 04/20/09	15,000	14,985
Toyota Motor Credit
0.600%, 04/17/09	30,000	29,976
0.600%, 04/20/09	15,000	14,988

		59,949

Financial Services — 3.5%
New York Life Capital
1.050%, 04/23/09	15,000	14,977
PACCAR Financial
0.350%, 04/23/09	15,000	14,992
0.350%, 04/27/09	15,000	14,992
0.550%, 05/14/09	15,000	14,983
Wal-Mart Funding
0.500%, 03/10/09	45,000	44,994

		104,938

Healthcare — 1.0%
Abbott Laboratories
0.100%, 03/03/09	30,000	30,000

Industrials — 1.5%
Emerson Electric
0.220%, 04/06/09	15,000	14,997
Illinois Tool Works
0.370%, 04/30/09	30,000	29,981

		44,978

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Transportation — 1.5%
NetJets
0.300%, 03/04/09	$15,000	$15,000
0.310%, 03/19/09	30,000	29,995

		44,995

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 7.0%
Bank of America (TLGP) (FDIC)
0.250%, 04/14/09	30,000	29,991
0.400%, 04/30/09	30,000	29,980
0.430%, 05/14/09	30,000	29,973
Citigroup Funding (TLGP) (FDIC)
0.550%, 03/10/09	30,000	29,996
General Electric Capital (TLGP) (FDIC)
0.250%, 03/30/09	30,000	29,994
0.400%, 04/27/09	30,000	29,981
0.500%, 06/12/09	30,000	29,957

		209,872

Total Commercial Paper (Cost $639,654)		639,654

CORPORATE BONDS — 10.9%
Banks — 5.8%
Bank of America (FRN)
1.625%, 10/03/09 (B)	30,000	30,000
JPMorgan Chase (FRN) (MTN)
1.465%, 04/03/09	30,000	29,995
Rabobank Nederland NV (FRN)
1.412%, 04/06/09 (B)	29,500	29,497
Royal Bank of Canada (FRN)
1.538%, 10/15/09 (B)	30,000	30,000
Svenska Handelsbanken AB (FRN)
1.635%, 08/06/09 (B)	25,000	25,000
Wells Fargo (FRN)
0.611%, 07/15/09 (B)	30,000	30,000

		174,492

Consumer Discretionary — 0.4%
Procter & Gamble International (FRN)
1.422%, 07/06/09 (B)	12,000	12,001

Energy — 1.0%
BP AMI Leasing (FRN)
1.476%, 06/26/09 (B)	30,000	30,000

Finance-Automotive — 1.0%
American Honda Finance (FRN) (MTN)
1.364%, 05/05/09 (B)	30,000	30,000

Financial Services — 1.0%
General Electric Capital (FRN)
2.096%, 06/15/09	30,000	30,007

Industrials — 1.0%
IBM International Group Capital LLC (FRN)
1.470%, 09/25/09 (B)	30,000	30,033

Insurance — 0.7%
Principal Life Income Funding Trusts (FRN) (MTN)
1.648%, 10/09/09	20,000	19,990

Total Corporate Bonds (Cost $326,523)		326,523

FUNDING AGREEMENTS — 2.0%
Metropolitan Life Funding Agreement (FRN)
2.208%, 10/14/09 (C)	30,000	30,000
New York Life Funding Agreement (FRN)
1.585%, 06/04/09 (C)	30,000	30,000

Total Funding Agreements (Cost $60,000)		60,000

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bills† — 2.0%
0.280%, 04/09/09	30,000	29,991
0.274%, 03/26/09	30,000	29,994

Total U.S. Treasury Obligations (Cost $59,985)		59,985

CERTIFICATES OF DEPOSIT — 1.5%
Yankee — 1.5%
Bank of Montreal CH
0.300%, 03/10/09	15,000	15,000
Bank of Montreal CH (FRN)
1.579%, 08/25/09	30,000	30,000

Total Certificates of Deposit (Cost $45,000)		45,000

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Advantage Institutional Money Market Fund, Class I††	42,590,184	42,590
(Cost $42,590)

	Par (000)
REPURCHASE AGREEMENTS — 17.9%

Bank of America

0.280% (dated 02/27/09, due 03/02/09, repurchase price $109,002,543, collateralized by Government National Mortgage Association Bonds, 6.000% to 6.500%, due 09/20/38 to 12/15/38, total market value $111,180,001)	$109,000	109,000

Barclays

0.240% (dated 02/27/09, due 03/02/09, repurchase price $105,002,100, collateralized by Federal National Mortgage Association Bond, 5.500%, due 12/14/22, total market value $107,100,738)	105,000	105,000

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par	Value
	(000)	(000)
REPURCHASE AGREEMENTS — continued
Deutsche Bank

0.290% (dated 02/27/09, due 03/02/09, repurchase price $100,002,658, collateralized by Federal Home Loan Mortgage Corporation Bond, 7.000%, due 08/01/38, total market value $112,200,001)	$110,000	$110,000

Goldman Sachs

0.270% (dated 02/27/09, due 03/02/09, repurchase price $70,001,575, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.000% to 10.000%, due 12/01/10 to 02/01/39, total market value $71,400,000)	70,000	70,000

Goldman Sachs (TLGP) (FDIC)

0.280% (dated 02/27/09, due 03/02/09, repurchase price $20,000,467, collateralized by General Electric Capital Floating Rate Note, 3.116%, due 12/09/11, total market value $20,400,001)	20,000	20,000

Greenwich Capital

0.280% (dated 02/27/09, due 03/02/09, repurchase price $90,002,100, collateralized by Federal National Mortgage Association Medium Term Notes, 3.270% to 6.000%, due 04/20/09 to 09/29/25, total market value $91,800,316)	90,000	90,000

UBS Securities

0.250% (dated 02/27/09, due 03/02/09, repurchase price $30,000,625, collateralized by Federal National Mortgage Association Bonds, 4.500% to 6.000%, due 03/01/38 to 02/01/39, total market value $30,601,820)	30,000	30,000

Total Repurchase Agreements (Cost $534,000)		534,000

TOTAL INVESTMENTS — 102.6% (Cost $3,066,213)*		3,066,213

Other Assets & Liabilities – (2.6)%		(77,033)

TOTAL NET ASSETS — 100.0%		$2,989,180

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $246,531 and represents 8.2% of net assets as of February 28, 2009.

(C) Illiquid Security. Total market value of illiquid securities is (000) $60,000 and represents 2.0% of net assets as of February 28, 2009.

DN — Discount Note

FDIC — Federal Deposit Insurance Corporation

FRN — Floating Rate Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

MTN — Medium Term Note

TLGP — Temporary Liquidity Guarantee Program

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL SECURITIES — 97.1%
Ohio — 97.1%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
0.580%, 02/01/18	$1,815	$1,815
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.550%, 10/01/31	3,600	3,600
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.650%, 10/01/31	2,300	2,300
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Wachovia Bank) (VRDN)
0.600%, 10/01/31	6,380	6,380
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series E (LOC - Wachovia Bank) (VRDN)
0.620%, 10/01/31	15,000	15,000
Beavercreek City School District (BAN) (GO)
2.000%, 08/18/09	3,000	3,011
Butler County (BAN) (GO)
2.250%, 08/06/09	3,500	3,507
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC - U.S. Bank) (VRDN)
0.580%, 05/01/27	4,705	4,705
Butler County Port Authority, Great Miami Valley YMCA (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.580%, 09/01/37	2,850	2,850
Clark County (BAN) (GO)
2.550%, 03/24/09	1,505	1,505
Cleveland Heights (BAN) (GO)
2.500%, 09/30/09	905	909
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (VRDN)
0.600%, 10/01/40##	7,900	7,900
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Housing Corporation Project (RB) (LOC - U.S. Bank) (VRDN)
0.600%, 06/01/39	3,000	3,000
Columbus (GO) Series 1 (VRDN)
0.430%, 06/01/16	500	500
0.430%, 12/01/17	6,525	6,525
Columbus (RB) Series B (VRDN)
0.430%, 06/01/32	6,535	6,535
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.350%, 12/01/26	900	900
Cuyahoga Community College District (TAN) Series B
1.250%, 07/01/09	3,000	3,012
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
1.130%, 04/01/16	1,080	1,080
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Series B1 (VRDN)
0.500%, 01/01/39	1,460	1,460
Cuyahoga Falls (GO)
2.750%, 12/09/09	4,100	4,141
Deerfield Township (BAN)
2.150%, 11/17/09	4,000	4,000
Dublin City School District (BAN) (GO)
2.000%, 05/28/09	2,700	2,706
Erie County (TIN) (GO)
3.125%, 11/12/09	800	801
Fairborn Ohio Tax Increment (BAN) (RN) (LOC - U.S. Bank)
3.300%, 09/10/09	1,600	1,608
Fairfield (BAN) (GO)
2.250%, 10/30/09	1,000	1,003
Fairfield Township (BAN) (GO)
3.500%, 10/30/09	1,670	1,673
Fairfield Township, Roadway Improvement (BAN) (GO)
1.851%, 06/10/09	1,000	1,002
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
0.570%, 11/01/34	3,100	3,100
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.500%, 06/01/16	6,100	6,100
Franklin County Hospital, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.350%, 11/01/40	16,500	16,500
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
0.910%, 11/01/14	1,755	1,755
Fulton County, Fulton County Health Center Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.580%, 11/01/35	1,300	1,300
Gates Mills (BAN) (GO)
3.250%, 05/21/09	1,270	1,273
Hamilton (BAN) (GO)
2.250%, 04/01/09	2,920	2,920
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC - U.S. Bank) (VRDN)
0.600%, 05/15/28	7,090	7,090
Huber Heights City School District (BAN) (GO)
2.000%, 08/18/09	3,200	3,210
Hudson City (BAN) (GO)
3.100%, 10/06/09	3,025	3,037
Hudson City School District (BAN) (GO)
2.750%, 03/12/09	2,000	2,000
Hunting Valley, Village Hall Construction Project (BAN) (GO)
2.500%, 07/09/09	4,000	4,005
Kent (BAN) (GO)
3.750%, 10/15/09	1,000	1,003
Kent State University, General Receipts (RB) (LOC - Keybank) (VRDN)
0.750%, 05/01/28	10,000	10,000

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Kent State University, General Receipts (RB) Series B (LOC - Bank of America) (VRDN)
0.350%, 05/01/32	$10,000	$10,000
Lake County (BAN) (GO)
2.500%, 07/16/09	1,250	1,253
Lancaster (BAN) (GO)
3.500%, 10/15/09	1,800	1,805
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
0.850%, 12/01/10	710	710
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.580%, 06/01/33	1,155	1,155
0.580%, 04/01/37	11,600	11,600
Logan County (BAN) (GO)
3.250%, 11/12/09	1,400	1,406
Marysville (BAN) (GO)
2.000%, 03/05/09	2,000	2,000
2.750%, 03/04/10	1,200	1,209
Mason (BAN) (GO)
1.500%, 03/11/10	1,620	1,632
Mayfield (BAN) (GO)
1.800%, 09/09/09	3,700	3,713
Monroe, Water System Improvement Project (BAN) (GO)
2.750%, 08/20/09	3,000	3,008
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
0.450%, 03/01/27	850	850
0.560%, 04/01/37	4,970	4,970
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.610%, 12/01/25	1,200	1,200
0.450%, 03/01/27##	4,100	4,100
New Albany (BAN) (GO)
2.500%, 08/05/09	2,360	2,367
Ohio (GO) Series A (VRDN)
0.350%, 03/15/25	2,390	2,390
Ohio Higher Educational Facility Commission
0.650%, 03/10/09	3,000	3,000
0.450%, 03/18/09	20,000	20,000
Ohio State (GO) Series B (VRDN)
0.400%, 08/01/17	5,985	5,985
0.350%, 08/01/21	2,600	2,600
0.350%, 03/15/25	2,350	2,350
0.350%, 06/15/26	3,830	3,830
Ohio State (GO) Series C (VRDN)
0.550%, 06/15/26	2,265	2,265
Ohio State Air Quality Development Authority, FirstEnergy Generation Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.600%, 07/01/19	8,000	8,000
Ohio State Air Quality Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of America) (VRDN)
0.550%, 08/01/29	6,000	6,000
Ohio State Economic Development Authority, YMCA Greater Cincinnati Project (RB) (LOC - Bank One) (VRDN)
0.580%, 11/01/21	650	650
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC - KeyBank) (VRDN)
1.500%, 09/01/24	6,120	6,120
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.450%, 10/01/22	905	905
0.450%, 10/01/31	7,150	7,150
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - Bank of America) (VRDN)
0.550%, 12/01/44	11,000	11,000
Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System (RB) Series B-2 (VRDN)
0.400%, 01/01/43	1,500	1,500
Ohio State Higher Educational Facilities Commission, Cleveland Clinic Health System (RB) Series B-3 (VRDN)
0.400%, 01/01/43	1,500	1,500
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
0.750%, 11/01/35	6,500	6,500
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
0.750%, 08/01/33	17,000	17,000
Ohio State Higher Educational Facilities Commission, Marietta College Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.600%, 12/01/32	5,535	5,535
Ohio State Higher Educational Facilities Commission, Oberlin College 2006 Project (RB) (VRDN)
0.400%, 10/01/35	12,370	12,370
Ohio State Higher Educational Facilities Commission, Oberlin College 2008 Project (RB) (VRDN)
0.400%, 10/01/48	10,210	10,210
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) Series A (VRDN)
0.400%, 10/01/29	2,170	2,170
Ohio State Higher Educational Facilities Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.400%, 05/01/15	5,950	5,950
Ohio State Higher Educational Facilities Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.350%, 05/01/42	4,500	4,500

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
0.400%, 11/01/30	$3,400	$3,400
Ohio State Infrastructure (GO) Series A (VRDN)
0.400%, 02/01/23	3,100	3,100
Ohio State Pollution Control, Sohio Air Project (RB) (VRDN)
0.600%, 05/01/22	4,700	4,700
0.700%, 05/01/22	1,100	1,100
Ohio State University
0.650%, 03/10/09	13,145	13,145
Ohio State University (RB) (VRDN)
0.350%, 12/01/31	6,900	6,900
Ohio State University (RB) Series B (VRDN)
0.350%, 06/01/35	2,900	2,900
Ohio State University General Receipts (RB) (VRDN)
0.350%, 12/01/17	200	200
0.350%, 12/01/27	1,200	1,200
Ohio State Water Development Authority
0.850%, 04/03/09	20,000	20,000
Ohio State Water Development Authority (BAN) (RN)
4.000%, 10/01/09	7,000	7,066
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.550%, 05/15/19	5,950	5,950
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC - Barclays Bank PLC) (VRDN)
0.500%, 01/01/34	20,140	20,140
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
0.600%, 11/01/25	2,000	2,000
Ohio State Water Development Authority, Water Pollution Control (BAN) (RN)
3.000%, 08/04/09	5,000	5,037
Perrysburg (BAN) (GO)
2.125%, 08/06/09	2,703	2,707
3.500%, 11/05/09	2,200	2,204
3.625%, 11/05/09	1,450	1,454
Port of Greater Cincinnati Development Authority, Sycamore Township Kenwood Central Public Parking Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
0.600%, 02/01/39	2,315	2,315
Sharonville (BAN) (GO)
2.750%, 07/24/09	2,560	2,566
Sunbury (BAN) (GO)
2.500%, 04/15/09	3,200	3,202
Symmes Township (BAN) (GO)
2.500%, 12/22/09	4,500	4,551
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
0.640%, 12/01/09	11,400	11,400
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
0.570%, 05/15/38	6,600	6,600
Union County (BAN) (GO)
2.375%, 12/09/09	1,000	1,004
Vandalia (BAN) (RN)
2.250%, 08/20/09	4,080	4,080
Warren County Healthcare Facilities, Otterbein Homes Project (RB) (LOC - U.S Bank) (VRDN)
0.580%, 07/01/31	6,275	6,275
Warren County Healthcare Facilities, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
1.750%, 07/01/23	123	123
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Scotiabank) (VRDN)
0.850%, 09/01/15	5,190	5,190
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
0.650%, 03/01/15	1,670	1,670
Westerville (BAN) (GO)
2.500%, 12/17/09	2,233	2,247

Total Municipal Securities (Cost $513,605)		513,605

	Number of Shares
MONEY MARKET FUND — 3.2%
BlackRock Ohio Municipal Money Market Fund	16,816,650	16,817
(Cost $16,817)

TOTAL INVESTMENTS — 100.3% (Cost $530,422)*		530,422

Other Assets & Liabilities – (0.3)%		(1,631)

TOTAL NET ASSETS — 100.0%		$528,791

*	Also cost for Federal income tax purposes.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.

BAN — Bond Anticipation Note

GO — General Obligation

LOC — Letter of Credit

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TAN — Tax Anticipation Note

TIN — Tax Increment Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 95.7%
Pennsylvania — 95.7%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
0.400%, 12/01/33	$3,025	$3,025
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.400%, 12/01/37	3,800	3,800
Allegheny County Hospital Development Authority, Healthcare Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
0.650%, 12/01/19	1,430	1,430
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.530%, 03/01/18	1,700	1,700
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B3 (LOC - Bank One) (VRDN)
0.530%, 03/01/18	1,750	1,750
Allegheny County Hospital Development Authority, UPMC Presbyterian Shadyside (RB) Series A (VRDN)
0.530%, 03/01/20	4,300	4,300
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,000	2,000
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/09	385	389
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
0.580%, 12/01/20	6,350	6,350
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) (LOC - Barclays Bank PLC) (VRDN)
0.550%, 01/01/35	4,700	4,700
0.550%, 04/01/41	8,745	8,745
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series A (LOC - Barclays Bank PLC) (VRDN)
0.630%, 01/01/35	4,350	4,350
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Nuclear Generation (RB) Series A (LOC - Bank of Nova Scotia) (VRDN)
0.500%, 04/01/35	6,000	6,000
Chester County Industrial Development Authority, Delaware Valley Friends School (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 04/01/17	1,535	1,535
Commonwealth of Pennsylvania (GO)
5.000%, 01/15/10	1,490	1,548
Cumberland County Municipal Authority, LSN/ TLS Obligated Group Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
0.580%, 01/01/33	3,105	3,105
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
0.600%, 10/01/19	250	250
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.500%, 12/01/31	2,750	2,750
0.500%, 12/01/31	4,000	4,000
0.500%, 12/01/31	1,195	1,195
0.500%, 12/01/31	1,800	1,800
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/17	2,000	2,000
Delaware Valley Regional Finance Authority (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	4,600	4,600
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	2,300	2,300
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	9,500	9,500
Erie County Hospital Authority, Saint Mary’s Home of Erie Project (RB) Series B (LOC - Bank of America) (VRDN)
0.620%, 07/01/38	2,900	2,900
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
0.500%, 11/15/32	7,450	7,450
Haverford Township School District (GO) (LOC - TD Bank) (VRDN)
0.580%, 03/01/30	2,000	2,000
Lebanon County Health Facilities Authority, United Church of Christ Homes (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 12/01/22	2,700	2,700
Lower Merion School District (GO) Series B (LOC - U.S. Bank) (VRDN)
0.550%, 04/01/27	4,000	4,000
Montgomery County Industrial Development Authority (VRDO)
1.000%, 03/09/09	3,000	3,000
0.550%, 05/05/09	7,000	7,000
Montgomery County Industrial Development Authority, Friends Central School Project (RB) (LOC - Wachovia Bank) (VRDN)

0.680%, 03/01/32	3,730	3,730
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC - Wachovia Bank) (VRDN)
0.730%, 02/01/25	100	100

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Montgomery County Industrial Development Authority, Philadelphia Presbyterian Homes Project (RB), Series B (LOC - Wachovia Bank) (VRDN)
0.580%, 07/01/15	$1,500	$1,500
Pennsylvania Higher Educational Facilities Authority, Holy Family University Project (RB) (LOC - TD Bank) (VRDN)
0.600%, 08/01/38	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
0.500%, 11/01/25	900	900
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
0.500%, 11/01/29	700	700
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
0.500%, 11/01/30	700	700
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
2.050%, 05/01/25	2,500	2,500
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
0.630%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series B (VRDN)
2.000%, 12/01/12	1,600	1,600
Pennsylvania State Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.600%, 12/01/38	2,500	2,500
Pennsylvania State Turnpike Commission (RB) Series B-5 (LOC - Bank of America) (VRDN)
0.600%, 12/01/38	4,000	4,000
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
1.250%, 12/01/19	5,000	5,000
Pennsylvania State University (RB) Series A (VRDN)
0.450%, 04/01/31	5,175	5,175
0.450%, 03/01/32	3,870	3,870
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.580%, 06/01/32	1,700	1,700
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.580%, 11/01/31	5,200	5,200
Philadelphia Authority for Industrial Development, Pennsylvania Academy of the Fine Arts Project (RB) (LOC - Wachovia Bank) (VRDN)
0.610%, 07/01/34	2,500	2,500
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
0.500%, 02/15/14	2,475	2,475
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
0.500%, 07/01/25	2,835	2,835
Philadelphia Hospitals & Higher Education Facilities Authority, Wills Eye Hospital Project (RB) (LOC - Chase Manhattan Bank) (VRDN)
0.580%, 11/01/30	3,685	3,685
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series B (VRDN)
0.350%, 03/01/32	3,000	3,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.300%, 05/01/44	700	700
State Public School Building Authority, Montgomery County Community College Project (RB)
3.000%, 05/01/09	980	981
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
4.000%, 09/15/14	1,100	1,100
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
4.000%, 09/15/28	2,000	2,000
4.000%, 09/15/40	6,700	6,700
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 12/01/26	2,640	2,640
Washington County Authority, Girard Estate Project (RB) (LOC - JPMorgan Chase) (VRDN)
0.580%, 06/01/27	1,180	1,180
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.350%, 07/01/34	8,775	8,775

Total Municipal Securities (Cost $194,618)		194,618

	Number of Shares

MONEY MARKET FUND — 4.4%
BlackRock Pennsylvania Municipal Money Market Portfolio	8,978,645	8,979
(Cost $8,979)

TOTAL INVESTMENTS — 100.1% (Cost $203,597)*		203,597

Other Assets & Liabilities — (0.1)%		(224)

TOTAL NET ASSETS — 100.0%		$203,373

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

*	Also cost for Federal income tax purposes.

GO — General Obligation

LOC — Letter of Credit

MBIA — MBIA Insurance Co. of Illinois

PLC — Public Limited Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 94.2%
Alabama — 0.4%
Mobile County Industrial Development Authority, ExxonMobil Project (RB) (VRDN)
0.350%, 07/15/32	$3,815	$3,815

Arizona — 0.2%
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC - JPMorgan Chase Bank) (VRDN)
0.630%, 10/01/30	2,325	2,325

Colorado — 2.6%
Aurora, Children’s Hospital Association (RB) Series C (LOC - Wells Fargo Bank) (VRDN)
0.450%, 12/01/33	1,000	1,000
City of Colorado Springs, Colorado College Project (RB) Series 2006 (VRDN)
0.550%, 06/01/29	1,255	1,255
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Building (RB) (LOC - U.S. Bank) (VRDN)
0.650%, 02/01/39	5,050	5,050
Colorado Health Facilities Authority, Colorado West Regoinal Mental Health Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.540%, 03/01/30	6,305	6,305
Southern Ute Indian Tribe of Southern Ute Indian Reservation (RB) (VRDN)
0.630%, 11/01/31	14,300	14,300

		27,910

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series V-2 (VRDN)
0.350%, 07/01/36	1,300	1,300

Delaware — 0.4%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC - Wachovia Bank) (VRDN)
0.730%, 09/01/12	4,250	4,250

District of Columbia — 0.6%
District of Columbia, Family and Child Services (RB) (LOC - Bank of America) (VRDN)
0.650%, 07/01/41	2,875	2,875
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
0.680%, 07/01/31	3,450	3,450

		6,325

Florida — 1.2%
Orange County Industrial Development Authority, Catholic Charities of Central Florida and Diocese of Orlando Projects (RB) Series 2007 (LOC - SunTrust Bank) (VRDN)
0.600%, 07/01/37	4,100	4,100
Palm Beach County Economic Development Refunding and Improvement, YMCA Project (RB) (LOC - Wachovia Bank) (VRDN)
0.610%, 11/01/28	8,290	8,290

		12,390

Georgia — 2.6%
Fulton County Development Authority, Atlanta Jewish Federation (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 08/01/21	3,185	3,185
Georgia State (GO) Series B (ETM)
6.650%, 03/01/09	20	20
Municipal Electric Authority of Georgia, Combustion Turbine Project (RB) Series B (LOC - Bayerische Landesbank) (VRDN)
0.580%, 11/01/29	20,000	20,000
Richmond County Development Authority, St. Mary on the Hill Catholic School and Aquinas High School Project (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 09/01/20	4,600	4,600

		27,805

Illinois — 6.4%
Bloomington (GO) (VRDN)
0.660%, 06/01/24	12,150	12,150
Illinois Finance Authority, Chicago Historical Society (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.530%, 01/01/36	3,500	3,500
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.630%, 12/01/37	15,000	15,000
Illinois Finance Authority, Gift of Hope Organ & Tissue Donor Network Project (RB) Series 2008 (LOC - JPMorgan Chase) (VRDN)
0.930%, 05/01/38	8,000	8,000
Illinois Finance Authority, Northwest Community Hospital (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.450%, 07/01/32	3,500	3,500
Illinois Finance Authority, Northwestern University (RB) Sub-Series A (VRDN)
0.300%, 12/01/46	2,000	2,000
Illinois Finance Authority, University of Chicago Medical Center (RB) Series B-1 (LOC - Bank of Montreal) (VRDN)
0.600%, 08/15/26	2,000	2,000
Illinois Health Facilities Authority (RB) Series C (VRDN)
0.630%, 08/01/15	10,000	10,000
Illinois International Port District (RB) (LOC - LaSalle Bank) (VRDN)
2.350%, 01/01/23	1,150	1,150
Illinois State Educational Facilities Authority, Field Museum of Natural History (RB) (LOC - Bank One) (VRDN)
0.580%, 11/01/34	1,000	1,000

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Illinois — continued
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
0.630%, 08/01/33	$6,100	$6,100
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
0.630%, 06/01/30	1,800	1,800
Normal County (GO) (VRDN)
0.660%, 06/01/23	1,750	1,750

		67,950

Indiana — 3.9%
Fishers Redevelopment Authority (BAN) Series B (RN)
2.750%, 06/01/09	6,300	6,300
Indiana Finance Authority, Trinity Health Credit Group (RB) Series D-2 (VRDN)
0.550%, 12/01/34	4,800	4,800
Indiana State Development Finance Authority, Children’s Museum of Indianapolis (RB) (VRDN)
0.630%, 07/01/33	1,250	1,250
Indiana State Development Finance Authority, Indiana Historical Society (RB) (LOC - Bank One Indiana) (VRDN)
0.630%, 08/01/31	1,000	1,000
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC - Bank One Indiana) (VRDN)
0.630%, 02/01/36	600	600
Indiana State Development Finance Authority, Indianapolis Museum of Art (RB) (LOC - Bank One) (VRDN)
0.630%, 02/01/37	1,000	1,000
Indiana State Educational Facilities Authority, Indiana Wesleyan University Project (RB) Series A (LOC - Bank One Indiana) (VRDN)
0.650%, 06/01/28	3,210	3,210
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.630%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, Goodwill Industries of Central Indiana (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.630%, 12/01/36	10,800	10,800
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC - Bank One Kentucky) (VRDN)
1.130%, 04/01/20	1,630	1,630
Purdue University (RB) Series S (VRDN)
0.250%, 07/01/26	2,475	2,475

		41,665

Iowa — 0.2%
Iowa Finance Authority, Drake University Project (RB) Series 2008 (LOC - Wells Fargo Bank) (VRDN)
0.650%, 04/01/31	2,600	2,600

Kansas — 0.3%
Newton Economic Development Authority, Newton Surgery Center Project (RB) Series A (LOC - Bank of America) (VRDN)
0.650%, 10/01/22	3,100	3,100

Louisiana — 0.5%
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC - Bayerische Landesbank) (VRDN)
0.550%, 07/01/18	5,000	5,000

Maryland — 2.5%
Baltimore Industrial Development Authority, Capital Acquisition Program (RB) (LOC - Bayerische Landesbank) (VRDN)
0.680%, 08/01/16	14,790	14,790
Maryland State Economic Development, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.420%, 02/15/43	3,000	3,000
Maryland State Health and Higher Educational Facilities Authority, Johns Hopkins University (RB) Series A (VRDN)
0.450%, 07/01/36	9,285	9,285

		27,075

Massachusetts — 4.8%
Massachusetts State (RAN) (GO) Series B
4.000%, 04/30/09	5,000	5,015
Massachusetts State Health & Educational Facilities Authority, Amherst College (RB) Series H (VRDN)
2.850%, 11/01/33	3,625	3,625
Massachusetts State Health & Educational Facilities Authority, Essex Museum (RB) (LOC - Bank of America) (VRDN)
0.600%, 07/01/33	14,625	14,625
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series BB (VRDN)
0.350%, 02/01/34	14,500	14,500
Massachusetts State Health & Educational Facilities Authority, Harvard University (RB) Series R (LOC - GO of Institution) (VRDN)
0.300%, 11/01/49	1,300	1,300
Massachusetts Water Resources Authority, (TECP) Series 99
0.550%, 04/01/09	12,000	12,000

		51,065

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Michigan — 1.3%
Michigan Public Educational Facilities Authority (RN) Series A-1 (LOC - RBS Citizens)
3.000%, 06/22/09	$1,615	$1,620
Michigan Strategic Fund, YMCA of Metropolitan Detroit Project (RB) (LOC - Bank One) (VRDN)
0.620%, 11/01/33	2,005	2,005
University of Michigan (RB) Series A (VRDN)
0.450%, 12/01/19	4,400	4,400
University of Michigan (RB) Series A-2 (VRDN)
0.450%, 12/01/24	5,350	5,350

		13,375

Minnesota — 1.2%
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Five-G (VRDN)
0.580%, 11/01/29	1,400	1,400
Minnesota Higher Education Facilities Authority, Carleton College (RB) Series Six-D (VRDN)
0.500%, 04/01/35	11,525	11,525

		12,925

Mississippi — 0.4%
Mississippi Business Finance Corporation, Chevron USA Project (RB) Series A (VRDN)
0.550%, 12/01/30	4,000	4,000

Missouri — 1.5%
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series A (VRDN)
0.650%, 12/01/37	9,000	9,000
Missouri State Health & Educational Facilities Authority, St. Louis University Project (RB) Series A-2 (LOC - Wells Fargo Bank) (VRDN)
0.600%, 10/01/35	1,100	1,100
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series A (VRDN)
0.550%, 02/15/34	3,995	3,995
St. Charles County Public Water Supply District No 2 (COP) Series A (LOC - Bank of America) (VRDN)
0.650%, 12/01/33	2,300	2,300

		16,395

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
0.650%, 12/01/15	1,020	1,020

New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) (VRDN)
0.430%, 06/01/23	9,845	9,845

New York — 2.1%
New York City (GO) Series F-5 (LOC - Bayerische Landesbank) (VRDN)
0.510%, 02/15/16	10,000	10,000
New York City Capital Resource, Loan Enhanced Assistance Program (RB) Series A (LOC - Bank of America) (VRDN)
0.530%, 03/01/38	4,000	4,000
New York City Industrial Development Agency, New York Law School Project (RB) Series A (LOC - JPMorgan Chase) (VRDN)
0.530%, 07/01/36	8,000	8,000

		22,000

North Carolina — 5.2%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
0.680%, 02/01/23	1,855	1,855
Mecklenburg County (GO) Series C (VRDN)
0.590%, 02/01/17	10,950	10,950
North Carolina Capital Facilities Finance Agency, Elon College (RB) Series A (LOC - Bank of America) (VRDN)
0.650%, 01/01/14	3,360	3,360
North Carolina Capital Facilities Finance Agency, Wake Forest University (RB) Series A (VRDN)
0.580%, 01/01/20	5,670	5,670
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 06/01/18	700	700
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.610%, 12/01/20	10,145	10,145
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
0.680%, 09/01/21	1,300	1,300
University of North Carolina (RB) Series B (VRDN)
0.350%, 12/01/25	2,880	2,880
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.350%, 12/01/25	12,120	12,120
Wake County (GO)
5.000%, 03/01/09	1,100	1,100
Wake County (GO) Series A (VRDN)
0.550%, 04/01/19	2,100	2,100
Wake County (GO) Series B (VRDN)
0.600%, 03/01/24	3,300	3,300

		55,480

Ohio — 22.1%
Amberley Village (BAN) (GO)
3.625%, 10/08/09	6,000	6,013
Avon Local School District (BAN) (GO)
2.500%, 01/07/10	2,500	2,522
Beavercreek City School District (BAN) (GO)
2.000%, 08/18/09	9,810	9,872
Butler County (BAN) (GO)
2.250%, 08/06/09	3,500	3,507

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
City of Columbus, Transportation Project (GO) Series 1
2.500%, 12/16/09	$6,000	$6,066
Clark County (BAN) (GO) (VRDN)
2.000%, 05/06/09	1,275	1,275
Columbus Sewer (GO) Series 2006-1 (VRDN)
0.350%, 12/01/26	10,620	10,620
Cuyahoga County, Cleveland Clinic Health System Obligated Group (RB) Series B1 (VRDN)
0.500%, 01/01/39	3,000	3,000
Dublin City School District (BAN) (GO)
2.000%, 10/15/09	3,750	3,781
3.375%, 10/15/09	3,100	3,109
Evendale, Evendale Commons Project (TIB) (RN) (LOC - Fifth Third Bank)
3.250%, 05/14/09	4,260	4,266
Fairfield Township (BAN) (GO)
2.750%, 06/10/09	3,225	3,232
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC - LaSalle Bank) (VRDN)
0.570%, 11/01/34	3,975	3,975
Hilliard School District, Wastewater System (BAN) (GO)
2.250%, 07/01/09	3,500	3,503
Huber Heights City School District (BAN) (GO)
2.000%, 08/18/09	10,000	10,040
Lakewood (BAN)
2.125%, 04/16/09	3,750	3,751
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.580%, 04/01/37	7,000	7,000
Marysville (BAN) (GO)
2.500%, 06/03/09	5,985	5,993
2.750%, 01/22/10	1,745	1,754
Marysville (BAN) (RN) (LOC - Fifth Third Bank)
2.750%, 09/10/09	5,075	5,088
Marysville Exempt Village School District (BAN) (GO)
2.875%, 05/21/09	545	546
Mason City School District (BAN) (GO)
1.500%, 02/04/10	2,845	2,865
Mayfield Heights (BAN) (GO)
2.500%, 08/20/09	3,600	3,612
Montgomery County, Catholic Health Initiatives Project (RB) Series B-1 (VRDN)
0.450%, 03/01/27	8,000	8,000
Montgomery County, Catholic Health Initiatives Project (RB) Series B-2 (VRDN)
0.560%, 04/01/37	19,500	19,500
Nordonia Hills Local School District (BAN) (GO)
2.375%, 06/23/09	1,600	1,606
Ohio State (GO) Series B (VRDN)
0.400%, 08/01/17	1,325	1,325
0.350%, 08/01/21	9,100	9,100
0.350%, 03/15/25	10,650	10,650
Ohio State Air Quality Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of America) (VRDN)
0.550%, 08/01/29	5,000	5,000
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
0.350%, 10/01/31	9,875	9,875
0.450%, 10/01/31	5,000	5,000
Ohio State University
0.650%, 03/10/09	5,500	5,500
Ohio State University (RB) Series B (VRDN)
0.350%, 06/01/35	2,000	2,000
Ohio State Water Development Authority
0.850%, 04/03/09	12,500	12,500
Orrville (BAN) (GO)
2.375%, 06/30/09	3,570	3,573
Perrysburg (BAN) (GO)
2.125%, 05/21/09	2,250	2,251
Sylvania City School District (BAN) (GO)
2.000%, 07/23/09	5,000	5,015
Symmes Township (BAN) (GO)
2.500%, 12/22/09	4,500	4,518
Toledo City Services (SAN) (LOC - State Street Bank & Trust) (VRDN)
0.600%, 12/01/10	5,000	5,000
Trenton (BAN) (GO)
2.500%, 03/12/09	2,385	2,385
University of Cincinnati General Receipts (BAN) (RN) Series H
2.000%, 12/18/09	9,000	9,057
Wadsworth City School District (BAN) (GO)
2.125%, 07/01/09	4,800	4,814
West Chester Township (BAN) (GO)
2.500%, 05/07/09	2,610	2,613
2.500%, 05/07/09	1,010	1,011

		235,683

Oregon — 0.9%
Yamhill County, George Fox University Project (RB) Series A (LOC - Bank of America) (VRDN)
0.650%, 10/01/35	9,955	9,955

Pennsylvania — 11.4%
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
0.400%, 12/01/33	1,000	1,000
Allegheny County Hospital Development Authority, Presbyterian University Hospital (RB) Series B2 (LOC - Bank One) (VRDN)
0.530%, 03/01/18	300	300
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC - PNC Bank) (VRDN)
2.100%, 07/01/09	2,575	2,575
Delaware County Industrial Development Authority, Resource Recovery Facility (RB) Series G (VRDN)
0.500%, 12/01/31	1,000	1,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
0.500%, 12/01/31	$1,000	$1,000
0.500%, 12/01/31	3,440	3,440
0.500%, 12/01/31	2,360	2,360
0.500%, 12/01/31	3,060	3,060
0.500%, 12/01/31	3,170	3,170
Delaware Valley Regional Finance Authority (RB) Series A (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/19	5,300	5,300
Delaware Valley Regional Finance Authority (RB) Series C (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	11,400	11,400
Delaware Valley Regional Finance Authority (RB) Series D (LOC - Bayerische Landesbank) (VRDN)
0.620%, 12/01/20	13,600	13,600
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
0.500%, 11/15/32	500	500
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
0.720%, 12/01/22	9,400	9,400
0.630%, 12/01/30	2,700	2,700
Pennsylvania State Turnpike Commission (RB) Series B-1 (LOC - Bank of America) (VRDN)
0.600%, 12/01/38	9,175	9,175
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
0.550%, 06/01/27	5,000	5,000
0.550%, 06/01/28	2,490	2,490
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
1.250%, 12/01/19	15,500	15,500
Pennsylvania State University (RB) Series A (VRDN)
0.450%, 04/01/31	3,000	3,000
0.450%, 03/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
0.580%, 11/01/31	100	100
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (VRDN)
0.500%, 02/15/14	940	940
0.500%, 07/01/22	4,000	4,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (VRDN)
0.500%, 07/01/25	1,700	1,700
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
4.000%, 09/15/14	500	500
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
4.000%, 09/15/23	4,800	4,800
4.000%, 09/15/28	2,000	2,000
0.570%, 09/15/29	2,460	2,460
4.000%, 09/15/40	$7,600	$7,600

		121,070

South Carolina — 0.4%
South Carolina Jobs-Economic Development Authority, Presbyterian Home of South Carolina Project (RB) (LOC- Wachovia Bank) (VRDN)
0.680%, 12/01/21	4,585	4,585

Tennessee — 3.6%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
0.620%, 01/01/19	5,175	5,175
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.300%, 05/01/39	9,440	9,440
Clarksville Public Building Authority (RB) (LOC - Bank of America) (VRDN)
0.650%, 06/01/29	10,000	10,000
0.600%, 11/01/35	2,180	2,180
County of Shelby (GO) Series C (VRDN)
1.500%, 12/01/31	5,150	5,150
Montgomery County Public Building Authority, Tennessee County Loan Pool (RB) (VRDN)
0.650%, 03/01/25	6,840	6,840

		38,785

Texas — 6.4%
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
2.200%, 08/15/21	10,100	10,100
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
1.575%, 06/01/25	4,000	4,000
Houston Independent School District (GO) (PSF-GTD) (VRDN)
1.850%, 06/15/31	4,905	4,905
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project (RB) Series A (VRDN)
0.450%, 11/01/29	10,700	10,700
Northside Independent School District (GO) Series A (PSF-GTD)
2.000%, 08/01/33	8,830	8,830
Red River Education Finance Corporation, Texas Christian University Project (RB) (VRDN)
0.600%, 03/01/30	7,700	7,700
0.650%, 03/15/35	20,000	20,000
San Antonio Educational Facilities Corporation, Trinity University (RB) (VRDN)
0.650%, 06/01/33	2,500	2,500

		68,735

Utah — 0.1%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	1,000	1,014

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — 4.2%
Ashland Industrial Development Authority, YMCA of Greater Richmond Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
0.610%, 11/01/20	$8,385	$8,385
Fairfax County (GO) Series A (State Aid Withholding)
5.000%, 04/01/09	5,000	5,015
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series C (VRDN)
0.450%, 02/15/38	15,800	15,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.420%, 02/15/38	3,100	3,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.420%, 02/15/38	2,090	2,090
Louisa County Industrial Development Authority, University of Virginia Health Services Foundation (RB) (LOC - Wachovia Bank) (VRDN)
0.680%, 10/01/30	3,000	3,000
University of Virginia (RB) Series A (VRDN)
0.350%, 06/01/34	7,850	7,850

		45,240

Washington — 2.6%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC - Wells Fargo Bank) (VRDN)
0.670%, 06/01/19	11,100	11,100
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
0.580%, 01/01/32	4,500	4,500
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
0.530%, 10/01/29	12,520	12,520

		28,120

Wisconsin — 2.7%
Wisconsin Health & Educational Facilities Authority, Grace Lutheran Foundation Project (RB) (LOC - Firstar Bank) (VRDN)
0.650%, 07/01/14	1,845	1,845
Wisconsin Health & Educational Facilities Authority, Indian Community School of Milwaukee (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.630%, 12/01/36	16,600	16,600
Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) (LOC - JPMorgan Chase Bank) (VRDN)
0.580%, 08/15/36	10,000	10,000

		28,445

Wyoming — 0.4%
Carbon County Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
2.700%, 11/01/14	3,800	3,800

Total Municipal Securities (Cost $1,005,047)		1,005,047

	Number of Shares
MONEY MARKET FUND — 2.7%
BlackRock Liquidity Funds MuniFund	28,650,150	28,650
(Cost $28,650)

TOTAL INVESTMENTS — 96.9% (Cost $1,033,697)*		1,033,697

Other Assets & Liabilities – 3.1%		32,583

TOTAL NET ASSETS — 100.0%		$1,066,280

*	Also cost for Federal income tax purposes.

BAN — Bond Anticipation Note

COP — Certificate of Participation

ETM — Escrowed to Maturity

FSA — Financial Security Assurance

GO — General Obligation

LOC — Letter of Credit

PSF-GTD — Public School Fund—Guaranteed

RAN — Revenue Anticipation Note

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 28, 2009, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

February 28, 2009 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 92.2%
U.S. Treasury Bills† — 83.4%
0.210%, 04/29/09	$50,000	$49,983
0.970%, 06/04/09	10,000	9,974
0.155%, 03/19/09	10,000	9,999
0.569%, 03/05/09	50,000	49,999
0.569%, 03/05/09	25,000	24,998
0.225%, 03/12/09	25,000	24,998
0.227%, 03/12/09	15,000	14,999
0.250%, 03/12/09	30,000	29,998
0.130%, 03/19/09	50,000	49,997
0.177%, 03/19/09	15,000	14,999
0.222%, 03/26/09	20,000	19,997
0.238%, 03/26/09	10,000	9,998
0.240%, 03/26/09	30,000	29,995
0.274%, 03/26/09	10,000	9,999
0.198%, 04/02/09	15,000	14,997
0.860%, 04/02/09	40,000	39,969
0.860%, 04/02/09	6,000	5,999
0.241%, 04/09/09	20,000	19,995
0.280%, 04/09/09	10,000	9,998
0.516%, 04/29/09	30,000	29,974
0.667%, 04/29/09	10,000	9,989
0.827%, 04/29/09	15,000	14,980
0.230%, 04/30/09	5,000	4,998
0.350%, 05/14/09	15,000	14,991
0.350%, 05/14/09	25,000	24,982
0.701%, 05/15/09	20,000	19,992
0.701%, 05/15/09	30,000	29,956
0.310%, 05/21/09	15,000	14,990
0.330%, 05/21/09	5,000	4,996
1.005%, 06/04/09	15,000	14,960
0.370%, 06/24/09	15,000	14,982
0.420%, 06/24/09	30,000	29,960
0.360%, 07/02/09	5,000	4,994
1.094%, 07/02/09	10,000	9,963
1.094%, 07/02/09	15,000	14,988
0.404%, 07/23/09	10,000	9,984
0.430%, 08/06/09	3,000	2,994

		713,564

U.S. Treasury Notes — 8.8%
4.750%, 02/28/09	10,000	10,000
2.625%, 03/15/09	45,000	45,045
3.125%, 04/15/09	20,000	20,077

		75,122

Total U.S. Treasury Obligations (Cost $788,686)		788,686

	Number of Shares
MONEY MARKET FUNDS — 7.7%
BlackRock Treasury Trust Fund	50,000,000	$50,000
Federated U.S. Treasury Cash Reserve Money Market Fund	15,738,849	15,739

Total Money Market Funds (Cost $65,739)		65,739

TOTAL INVESTMENTS — 99.9% (Cost $854,425)*		854,425

Other Assets & Liabilities – 0.1%		1,219

TOTAL NET ASSETS — 100.0%		$855,644

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2009 (Unaudited)

1. Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the bid prices. The Funds, under supervision of the Board of Trustees, reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent valuation. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board of Trustees has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

Short-term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when a Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the New York Stock Exchange, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the New York Stock Exchange) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

In accordance with the Financial Accounting Standards Board (“FASB”) issued Statement No. 157 Fair Value Measurements (“Statement 157”), fair value is defined as the price that the fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Statement 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The adoption of Statement 157 on June 1, 2008 did not have any material effect on the amounts reported in the Funds’ financial statements.

The market value table below illustrates the valuation hierarchy of the Funds’ securities as of February 28, 2009.

	Valuation Inputs (in thousands)
	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Balanced Allocation Fund	$92,573	$60,466	$—	$153,039	$(48)	$—	$—	$(48)
International Equity Fund	69,197	135,549	—	204,746	(416)	—	—	(416)
Large Cap Core Equity Fund	124,980	1,015	—	125,995	—	—	—	—
Large Cap Growth Fund	193,665	1,662	—	195,327	—	—	—	—
Large Cap Value Fund	256,382	—	—	256,382	—	—	—	—
Mid Cap Value Fund	135,222	1,052	—	136,274	—	—	—	—
Multi-Factor Mid Cap Growth Fund	21,919	199	—	22,118	—	—	—	—
Multi-Factor Small Cap Core Fund	35,366	550	—	35,916	—	—	—	—
Multi-Factor Small Cap Focused Value Fund	3,816	45	—	3,861	—	—	—	—
Multi-Factor Small Cap Growth Fund	4,743	57	—	4,800	—	—	—	—
Multi-Factor Small Cap Value Fund	53,843	620	—	54,463	—	—	—	—
S&P 500® Index Fund	79,698	507	—	80,205	(332)	—	—	(332)
Small Cap Core Fund	164,355	2,582	—	166,937	(294)	—	—	(294)
Small Cap Growth Fund	22,058	217	—	22,275	—	—	—	—
Bond Fund	28,412	256,659	—	285,071	—	—	—	—
Government Mortgage Fund	4,168	178,176	—	182,344	—	—	—	—
High Yield Bond Fund	788	6,610	—	7,398	—	—	—	—
Intermediate Bond Fund	110,401	354,417	—	464,818	—	—	—	—
Limited Maturity Bond Fund	30,914	128,237	—	159,151	—	—	—	—
Total Return Advantage Fund	32,268	163,101	—	195,369	—	—	—	—
Ultra Short Bond Fund	26,780	67,908	—	94,688	—	—	—	—
Intermediate Tax Exempt Bond Fund	943	71,315	—	72,258	—	—	—	—
Michigan Intermediate Municipal Bond Fund	1,092	37,061	—	38,153	—	—	—	—
Ohio Intermediate Tax Exempt Bond Fund	1,000	108,987	—	109,987	—	—	—	—
Pennsylvania Intermediate Municipal Bond Fund	3,137	32,862	—	35,999	—	—	—	—
Government Money Market Fund	17,423	1,156,251	—	1,173,674	—	—	—	—

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2009 (Unaudited)

	Valuation Inputs (in thousands)
	Investments in Securities				Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments	Level 1 - Quoted Prices	Level 2 - Other Significant Inputs	Level 3 - Significant Unobservable Inputs	Total Investments
Money Market Fund	$42,590	$3,023,623	—	$3,066,213	—	—	—	—
Ohio Municipal Money Market Fund	16,817	513,605	—	530,422	—	—	—	—
Pennsylvania Tax Exempt Money Market Fund	8,979	194,618	—	203,597	—	—	—	—
Tax Exempt Money Market Fund	28,650	1,005,047	—	1,033,697	—	—	—	—
Treasury Money Market Fund	65,739	788,686	—	854,425	—	—	—	—

*	Other financial instruments are derivative instruments not reflected in the total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

To determine the valuation hierarchy, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Certain foreign common stocks may utilize adjusted closing prices through an independent pricing service and, as such, would be classified under Level 2 inputs.

•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a reconciliation of securities in which significant unobservable inputs (Level 3) were used in determining a fair valuation greater than $500:

	Level 3 Reconciliation (in thousands)
	Investments in Securities
	Balance as of 05/31/08	Accrued Discount (Premium)		Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)		Net Purchases (Sales)	Transfers in and/or out of Level 3	Balance as of 02/28/09
Total Return Advantage Fund	$38	$—	(a)	$—	(a)	$—	(a)	$(38)	$—	$—

(a)	Amount represents less than $500.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Affiliated Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, the Allegiant Advantage Fund and select BlackRock Funds. The Allegiant Advantage Fund and BlackRock Funds are separate investment companies which are affiliated with the Trust.

4. Recent Accounting Pronouncements

In March 2008, FASB issued Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”), an amendment to FASB Statement No. 133. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds have adopted FAS 161. The adoption of FAS 161 did not have a material impact on the amounts reported in the Funds’ financial statements.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Schedules of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other timing reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open on February 28, 2009 are included in the respective Fund’s Schedule of Investments and are reflective of typical volume and level exposure to such securities.

5. Subsequent Events

U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds

On October 8, 2008, the Board of Trustees of the Allegiant Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) and any extensions of the Program. The Program protects the shares of money market fund investors as of September 19, 2008. A shareholder would receive a payment in the amount of $1.00 per covered share upon liquidation of a Fund, if the Fund’s market-based net asset value per share were to fall below $0.995 and was not promptly restored to $1.00. The number of covered shares is the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment is triggered. Shares acquired by investors after the close of business on September 19, 2008 are eligible for protection under the Program only to the extent that such purchases replace prior covered shares. The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund. The initial term of the Program expired on December 18, 2008. The current term of the Program is set to expire on April 30, 2009. The U.S. Department of the Treasury has extended the Program beyond its current term through the close of business on September 18, 2009. As a participant in the Program, each Fund has paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008, 0.015% for the period December 19, 2008 through April 30, 2009 and will pay 0.015% for the period April 30, 2009 through September 18, 2009, respectively, based on the number of the Fund’s shares outstanding as of September 19, 2008. Each Fund will bear the expense of its participation in the Program without regard to any expense limitation currently in effect for the Funds.

Allegiant Treasury Money Market Fund Soft Close to New Investors

Effective on Monday, December 1, 2008, the Allegiant Treasury Money Market Fund (the “Fund”) stopped accepting additional investments until further notice with the following exceptions:

•	Existing shareholders of the Fund may add to their accounts, including through reinvestment of distributions, Planned Investment Program and Systematic Exchange Program.

•	Financial intermediaries who currently have clients invested in the Fund may add to existing accounts.

•	Participants in retirement plans which utilize the Fund as an investment option on December 1, 2008 may continue to do so.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2009 (Unaudited)

The Fund reserves the right to make additional exceptions or otherwise modify the foregoing opening policy at any time and to reject any investment for any reason.

Liquidation of Multi-Factor Small Cap Focused Value Fund

As a result of the ongoing review of the Allegiant Funds’ operations, asset sizes and current expense structure, it has been determined that liquidating the Multi-Factor Small Cap Focused Value Fund is in the best interest of shareholders due to the size of the fund and its expense structure. The Fund will be liquidated on May 12, 2009 and ceased accepting new investments on March 20, 2009.

Conversion of Class B Shares to Class A Shares

Allegiant Funds discontinued the sale of Class B Shares to investors on May 31, 2006. Through ongoing reviews of this share class structure, we have determined that eliminating Class B Shares will reduce expenses to both the fund complex and shareholders. The Funds will automatically exchange your Class B Shares for Class A Shares of the same Fund in the amount equal to the aggregate net asset value of each shareholder’s Class B Share holdings effective April 6, 2009.

Fund Reorganization

Special Shareholder meetings of the Allegiant Small Cap Growth Fund (the “Selling Small Cap Fund”) and Allegiant Multi-Factor Mid Cap Growth Fund (the “Selling Mid Cap Fund” and together with the Selling Small Cap Fund, the “Selling Funds”) will be scheduled by the Board of Trustees to vote on a proposal to combine the Selling Funds with and into the Allegiant Multi-Factor Small Cap Growth Fund (the “Acquiring Small Cap Fund”), another similar mutual fund in the Allegiant family of funds (the “Reorganization”).

If shareholders decide in favor of the proposal, the Selling Funds will merge into the Acquiring Small Cap Fund by transfer of all of the assets of the Selling Funds in exchange solely for shares of the Acquiring Small Cap Fund. Following the transfer of assets, a shareholder of the Selling funds will automatically become a shareholder of the Acquiring Small Cap Fund.

Shareholders of each Selling Fund will vote separately to approve the Reorganization.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Funds

By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer
(principal executive officer)

Date	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John G. Abunassar
John G. Abunassar, President & Chief Executive Officer
(principal executive officer)

Date	April 29, 2009

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	April 29, 2009

*	Print the name and title of each signing officer under his or her signature.